DG INVESTOR SERIES
                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7010

Dear Shareholder:

          As a shareholder of one or more of the DG Investor Series listed below (collectively, the "DG Funds"), you are entitled to vote on the proposals described below and in the enclosed materials.

          As you may know, Deposit Guaranty Corp. completed a merger with and into First American Corporation on May 1, 1998. As a result, the new organization has since taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. Currently, ParkSouth Corporation provides investment advisory services to the DG Funds. First American National Bank, a wholly-owned subsidiary of First American Corporation, currently provides investment advisory services to the AmeriStar Portfolios of The Infinity Mutual Funds, Inc., which are to be renamed the ISG Funds (the "ISG Funds").

          As the next step in the consolidation process, we are asking you to consider and approve a proposed Agreement and Plan of Reorganization for your DG Fund. The Plan of Reorganization provides that each DG Fund listed below will transfer all of its assets and liabilities to the corresponding ISG Fund identified opposite its name in exchange for shares of such ISG Fund:

DG FUNDS                                    ISG FUNDS
DG Equity Fund                              ISG Large Cap Equity Portfolio
DG Government Income Fund                   ISG Government Income Portfolio
DG International Equity Fund                ISG International Equity
                                              Portfolio
DG Limited Term Government                  ISG Limited Duration U.S.
  Income Fund                                 Government Portfolio
DG Municipal Income Fund                    ISG Municipal Income Portfolio
DG Opportunity Fund                         ISG Small Cap Opportunity Portfolio
DG Prime Money Market Fund                  ISG Prime Money Market Portfolio
DG Treasury Money Market Fund               ISG U.S. Treasury Money Market
                                              Portfolio

          Each DG Fund then will distribute all the ISG Fund shares received in the exchange to its shareholders. Each shareholder will receive for his or her DG Fund shares a number of corresponding ISG Fund shares equal to the value of such DG Fund shares as of the date of the exchange.

          DG Fund shareholders may benefit from the reorganization because the expense ratio of each ISG Fund will be lower than or equal to that of its corresponding DG Fund, while the investment objective, management policies, investment advisory personnel and shareholder services of each ISG Fund will remain substantially similar to those of its corresponding DG Fund. The reorganization will be tax free and will not involve any sales loads, commissions or transaction charges.

          We are also asking you to approve your DG Fund's current investment advisory agreement with ParkSouth Corporation and, if you are a shareholder of DG International Equity Fund or DG Opportunity Fund, the current sub-investment advisory agreement between ParkSouth Corporation and the respective sub-adviser to those DG Funds. These agreements became effective as of the date Deposit Guaranty Corp. merged with First American Corporation--May 1, 1998--and will remain in effect, if approved by shareholders, until the relevant DG Fund's reorganization.

          Further information about the proposals is contained in the enclosed materials. Please take the time to review carefully the enclosed materials and then vote by completing, dating, signing and returning EACH enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience.

THE BOARD MEMBERS OF THE DG INVESTOR SERIES HAVE APPROVED THE PROPOSED REORGANIZATION AND ADVISORY AGREEMENTS AND RECOMMEND THAT SHAREHOLDERS VOTE IN FAVOR OF THE PROPOSALS AS WELL. IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED BEFORE DECEMBER 11, 1998.

          If you have any questions after considering the enclosed materials, please call toll-free 1-800-733-8481, extension 447.


                                                Sincerely,


                                                Edward C. Gonzales
                                                President, DG Investor Series

October 20, 1998

                               DG INVESTOR SERIES


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 11, 1998


To the Shareholders:

          A Special Meeting of Shareholders of each series (collectively, the "DG Funds") of DG Investor Series (the "Trust") will be held at the Trust's principal place of business located at 5800 Corporate Drive, Pittsburgh, Pennsylvania, on Friday, December 11, 1998 at 10:00 a.m. (Eastern time), for the following purposes:

                EACH DG FUND WILL VOTE SEPARATELY ON PROPOSAL ONE

          1. To approve or disapprove an Agreement and Plan of Reorganization pursuant to which each DG Fund listed below will transfer all of its assets and liabilities solely in exchange (the "Exchange") for Class A Shares and Trust Shares of the corresponding ISG Fund identified opposite its name:

DG FUNDS                            ISG FUNDS

DG Equity Fund                      ISG Large Cap Equity Portfolio
DG Government Income Fund           ISG Government Income Portfolio
DG International Equity Fund        ISG International Equity
                                      Portfolio
DG Limited Term Government          ISG Limited Duration U.S.
  Income Fund                         Government Portfolio
DG Municipal Income Fund            ISG Municipal Income Portfolio
DG Opportunity Fund                 ISG Small Cap Opportunity Portfolio
DG Prime Money Market Fund          ISG Prime Money Market Portfolio
DG Treasury Money Market Fund       ISG U.S. Treasury Money Market
                                      Portfolio

Each DG Fund will distribute the Class A Shares or Trust Shares, as applicable, of the corresponding ISG Fund received in the Exchange to its shareholders in an amount equal in net asset value to the shares of the DG Fund held by such shareholders as of the date of the Exchange, after which the DG Fund will be terminated as a series of the Trust.

                EACH DG FUND WILL VOTE SEPARATELY ON PROPOSAL TWO

          2. To approve or disapprove a new Investment Advisory Contract between the Trust, on behalf of each DG Fund, and ParkSouth Corporation ("ParkSouth"), the terms of which are identical in all material respects to the prior investment advisory agreement for the DG Funds. The new Investment Advisory Contract was approved by the Board of Trustees, effective as of the date of the merger (the "Merger") of Deposit Guaranty Corp., the former ultimate corporate parent of the DG Funds' investment adviser, ParkSouth, with and into First American Corporation.

                 DG OPPORTUNITY FUND AND DG INTERNATIONAL EQUITY
              FUND ONLY WILL EACH VOTE SEPARATELY ON PROPOSAL THREE

          3. (A). To approve or disapprove a new Sub-Investment Advisory Agreement between Womack Asset Management, Inc., the present sub-adviser to the DG Opportunity Fund, and ParkSouth, on behalf of the DG Opportunity Fund, the terms of which are identical in all material respects to the prior sub-advisory agreement for DG Opportunity Fund; and

             (B). To approve or disapprove a new Sub-Investment Advisory Agreement between Lazard Asset Management, the present sub-adviser to the DG International Equity Fund, and ParkSouth, on behalf of the DG
International Equity Fund, the terms of which are identical in all material respects to the prior sub-advisory agreement for DG International Equity Fund.

          The new Sub-Investment Advisory Agreements were approved by the Board of Trustees, effective as of the date of the Merger.

          4. To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

          Shareholders of record at the close of business on October 15, 1998 will be entitled to receive notice of and to vote at the meeting.

                                        By Order of the Board of Trustees


                                        John W. McGonigle,
                                        Executive Vice President and
                                        Secretary

October 20, 1998

==============================================================================
WE NEED YOUR PROXY VOTE IMMEDIATELY

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS OF A DG FUND WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF THE SHARES ELIGIBLE TO VOTE ARE REPRESENTED. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE YOUR DG FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN EACH ENCLOSED PROXY CARD IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.
==============================================================================

                                                           October 20, 1998

                           PROSPECTUS/PROXY STATEMENT

                         TRANSFER OF THE ASSETS OF EACH

                                     DG FUND


                TO AND IN EXCHANGE FOR SHARES OF A CORRESPONDING

                                    ISG FUND

                   AND APPROVAL OF CERTAIN ADVISORY AGREEMENTS

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of DG Investor Series (the "Trust") on behalf of each of its series (each, a "DG Fund" and, collectively, the "DG Funds") to be used at the Special Meeting of Shareholders (the "Meeting") of each DG Fund to be held on Friday, December 11, 1998 at 10:00 a.m., (Eastern time), at the Trust's principal place of business located at 5800 Corporate Drive, Pittsburgh, Pennsylvania, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on October 15, 1998 (each, a "Shareholder" and, collectively, the "Shareholders") are entitled to receive notice of and to vote at the Meeting.

          It is proposed that each DG Fund transfer all of its assets, subject to liabilities, to a corresponding ISG Fund (each, an "ISG Fund" and, collectively, the "ISG Funds"), as follows:

DG FUNDS                                         ISG FUNDS

DG Equity Fund                           ISG Large Cap Equity Portfolio
DG Government Income Fund                ISG Government Income Portfolio
DG International Equity Fund             ISG International Equity
                                           Portfolio
DG Limited Term Government               ISG Limited Duration U.S.
  Income Fund                              Government Portfolio
DG Municipal Income Fund                 ISG Municipal Income Portfolio
DG Opportunity Fund                      ISG Small Cap Opportunity Portfolio
DG Prime Money Market Fund               ISG Prime Money Market Portfolio
DG Treasury Money Market Fund            ISG U.S. Treasury Money Market
                                           Portfolio

Such transfer will be in exchange (the "Exchange") for Class A Shares and Trust Shares (collectively, the "ISG Shares") of the corresponding ISG Fund, all as more fully described herein. Upon completion of the Exchange, the ISG Shares received by a DG Fund will be distributed to its Shareholders, with each Shareholder receiving a pro rata distribution of ISG Shares (or fractions thereof) for DG Fund shares held prior to the Exchange. Thus, it is contemplated that each holder of DG Fund shares will receive a number of ISG Shares of the corresponding ISG Fund (or fractions thereof) equal in value to the aggregate net asset value of such DG Fund shares as of the date of the Exchange.

-------------------------------------------------------------------------------

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE AND ARE NOT GUARANTEED.

AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
-------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

          The Meeting also is being called to permit Shareholders of each DG Fund to approve or disapprove a new Investment Advisory Contract (the "New Advisory Contract") between the Trust, on behalf of each DG Fund, and ParkSouth Corporation ("ParkSouth"). In addition, shareholders of the DG Opportunity Fund will be asked to approve or disapprove a new Sub-Investment Advisory Agreement between ParkSouth and Womack Asset Management, Inc. ("Womack Management"); and shareholders of the DG International Equity Fund will be asked to approve or disapprove a new Sub-Investment Advisory Agreement between ParkSouth and Lazard Asset Management ("Lazard"). The new Sub-Investment Advisory Agreements are collectively referred to as the "New Sub-Advisory Agreements," and each may individually be referred to as a "New Sub-Advisory Agreement." Consideration of the New Advisory Contract and the New Sub-Advisory Agreements has been made necessary by the merger (the "Merger") of Deposit Guaranty Corp., the ultimate corporate parent of ParkSouth prior to the Merger, with and into First American Corporation. The New Advisory Contract and the New Sub-Advisory Agreements took effect on the date that the Merger was consummated---May 1, 1998--and will continue, if approved by Shareholders, until the relevant DG Fund's reorganization, referred to above.

          If a Proposal is approved by one or more DG Funds, and disapproved by the other DG Funds, the Proposal will be implemented only for each DG Fund that approved the Proposal.

          The DG Funds are separate series of the Trust, an open-end management investment company. The ISG Funds are separate series of The Infinity Mutual Funds, Inc. (the "Company"), an open-end management investment company. Each ISG Fund, except ISG Limited Duration U.S. Government Portfolio, ISG Prime Money Market Portfolio and ISG U.S. Treasury Money Market Portfolio (collectively, the "Pre-Existing ISG Funds"), is a newly organized series of the Company (collectively, the "New ISG Funds"). The investment objective, management policies and investment restrictions of each ISG Fund are substantially similar to those of its corresponding DG Fund. A description of each DG Fund and its corresponding ISG Fund and certain other information about the Exchange is set forth in Appendix A to this Prospectus/Proxy Statement.

          Accompanying this Prospectus/Proxy Statement are:

          o The Prospectus of the ISG Funds, dated October 16, 1998, as revised October 20, 1998.

          o The Annual Report and Semi-Annual Report of the Pre-Existing ISG Funds for the year ended December 31, 1997 and the six month period ended June 30, 1998, respectively.

Each New ISG Fund recently has been organized for the purpose of continuing the investment operations of the corresponding DG Fund, and has no assets or prior history of investment operations. FOR FREE COPIES OF THE CURRENT PROSPECTUS OF THE RELEVANT DG FUND AND THE CURRENT ANNUAL REPORT OF THE RELEVANT DG FUND, WRITE TO THE TRUST AT ITS PRINCIPAL EXECUTIVE OFFICES, LOCATED AT 5800 CORPORATE DRIVE, PITTSBURGH, PENNSYLVANIA 15237-7010, OR CALL 1-800-530-7377.

          Shareholders are entitled to one vote for each DG Fund share held and fractional votes for each fractional DG Fund share held. DG Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed form of proxy is executed and returned, it nevertheless may be revoked by giving another proxy or by letter or telegram directed to the Trust, which must indicate the Shareholder's name and account number. To be effective, such revocation must be received before the Meeting. Also, any Shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given.

          Proxy materials will be mailed to Shareholders of record on or about October 21, 1998.

                       ----------------------------------

          This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely information about the ISG Funds that Shareholders should know before voting on the proposal to reorganize their DG Fund or receiving ISG Shares.

          A Statement of Additional Information dated October 20, 1998, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference in its entirety. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the ISG Funds and the DG Funds. For a free copy of the Statement of Additional Information, write to the relevant ISG Fund at its principal executive offices located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or call 1-800-852-0045.

                                TABLE OF CONTENTS
                                                                        PAGE

PROPOSAL ONE
Summary.................................................................  5
Comparison of DG Funds and ISG Funds....................................  6
Reasons for the Exchange................................................ 12
Information about the Exchange.......................................... 12
Required Vote and Board's Recommendation................................ 14
Additional Information about the DG Funds
  and ISG Funds......................................................... 14
Financial Statements and Experts........................................ 15
PROPOSALS TWO AND THREE
Introduction............................................................ 15
Proposal 2 -- Ratification and Approval or Disapproval
  of a New Advisory Contract............................................ 16
Proposal 3(A) -- Ratification and Approval or Disapproval
  of a New Sub-Advisory Agreement (DG Opportunity
  Fund Only)............................................................ 20
Proposal 3(B) -- Ratification and Approval or Disapproval
  of a New Sub-Advisory Agreement (DG International
  Equity Fund Only)..................................................... 22
ADDITIONAL VOTING INFORMATION........................................... 24
OTHER MATTERS........................................................... 25
NOTICE TO BANKS, BROKER/DEALERS AND
  VOTING TRUSTEES AND THEIR NOMINEES.................................... 25
Appendix A:  Descriptions of the
  DG Funds and ISG Funds................................................ A-1
Appendix B:  Directors of the ISG Funds................................. B-1
Appendix C:  Form of Agreement and
  Plan of Reorganization................................................ C-1
Appendix D:  New Advisory Contract...................................... D-1
Appendix E:  New Sub-Advisory Agreement
  (DG Opportunity Fund)................................................. E-1
Appendix F:  New Sub-Advisory Agreement
  (DG International Equity Fund)........................................ F-1
Appendix G:  Executive Officer and Directors of
  First American National Bank.......................................... G-1

                                  PROPOSAL ONE

          APPROVAL OR DISAPPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE TRANSFER OF ALL OF THE ASSETS AND LIABILITIES OF EACH DG FUND IN EXCHANGE FOR SHARES OF A CORRESPONDING ISG FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the relevant DG Fund Prospectus, the ISG Fund Prospectus, the description of each DG Fund and its corresponding ISG Fund attached to this Prospectus/Proxy Statement as Appendix A and the form of Agreement and Plan of Reorganization attached to this Prospectus/Proxy Statement as Appendix C.

          PROPOSED TRANSACTION. The Trust's and Company's Boards, including their respective Board members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act"))("Independent Board Members"), have unanimously approved for each Fund an Agreement and Plan of Reorganization (the "Plan"). The Plan provides that each DG Fund, subject to the requisite approval of its Shareholders, transfer to the corresponding ISG Fund all of its assets (subject to liabilities) in exchange for ISG Shares having an aggregate net asset value equal to the aggregate net asset value of the DG Fund shares. Each DG Fund will distribute all ISG Shares received by it to its Shareholders. Trust Shares of the applicable ISG Fund will be distributed to Shareholders who held DG Fund shares through qualified trust, custody or agency accounts at Deposit Guaranty National Bank ("DG Bank") or affiliated and correspondent banks of DG Bank or certain other affiliated and non-affiliated institutions. All other Shareholders will receive Class A Shares of the corresponding ISG Fund. Thereafter, each DG Fund will be terminated as a series of the Trust.

          The primary differences between Trust Shares and Class A Shares offered by the ISG Funds (other than the ISG Prime Money Market Portfolio and ISG U.S. Treasury Money Market Portfolio) are applicable sales loads and the existence of a plan adopted under Rule 12b-1 providing for the payment of up to
 .25% of Class A Shares' average daily net assets for the purpose of financing distribution of Class A Shares. The primary difference between Trust Shares and Class A Shares of the ISG Prime Money Market Portfolio and ISG U.S. Treasury Money Market Portfolio is the rate of payment under a shareholder services plan described below. The DG Funds also have adopted a Rule 12b-1 plan, but (except for the DG Prime Money Market Fund) have made no payments thereunder. Management of the DG Funds determined that no other DG Funds would make payments under the Rule 12b-1 plan until the DG Fund created a separate class of shares, similar to the ISG Trust Shares, which would not be subject to a Rule 12b-1 plan.

          As a result of the Exchange, each Shareholder will cease to be a shareholder of the relevant DG Fund and will become a shareholder of the corresponding ISG Fund as of the close of business on the closing date of the Exchange.

          REASONS FOR THE EXCHANGE. The primary reason for the Exchange is the recently completed Merger of Deposit Guaranty Corp., the ultimate parent of ParkSouth prior to the Merger, each DG Fund's investment adviser, with and into First American Corporation, the parent of First American National Bank ("First American"), each ISG Fund's investment adviser. The proposed transaction will combine the separate DG Fund and ISG Fund families into a single, larger consolidated group. ParkSouth and First American have recommended that each DG Fund be reorganized as described herein. DG Fund shareholders may benefit from the Exchange because the expense ratio of each ISG Fund will be lower than or equal to that of its corresponding DG Fund, while the investment objective, management policies, investment advisory personnel and shareholder services of each ISG Fund will remain substantially similar to those of its corresponding DG Fund. No sales charge will be imposed on the ISG Shares received by Shareholders in the Exchange.

          The Trust's Board has concluded unanimously that the Exchange would be in the best interests of Shareholders of each DG Fund and the interests of existing Shareholders of each DG Fund would not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Exchange."

          TAX CONSEQUENCES. The Exchange is designed to qualify for Federal income tax purposes as a tax-free reorganization. As a condition to the closing of the Exchange, the Trust and the Company will receive an opinion of counsel to the effect that, for Federal income tax purposes, (a) no gain or loss will be recognized by DG Fund Shareholders for Federal income tax purposes as a result of the Exchange, (b) the holding period and aggregate tax basis of ISG Shares received by a DG Fund Shareholder will be the same as the holding period and aggregate tax basis of the Shareholder's DG Fund shares, and (c) the holding period and tax basis of the DG Fund's assets transferred to the ISG Fund as a result of the Exchange will be the same as the holding period and tax basis of such assets held by the DG Fund immediately prior to the Exchange. See "Information about the Exchange--Tax Consequences."

COMPARISON OF THE DG FUNDS AND ISG FUNDS

          The following discussion summarizes certain aspects of the DG Funds and the ISG Funds as a whole. A description of each DG Fund and its corresponding ISG Fund is set forth in Appendix A to this Prospectus/Proxy Statement. All such information is qualified by the more complete information set forth in the DG Funds' Prospectuses and Statements of Additional Information and the ISG Funds' Prospectus and Statements of Additional Information, which are incorporated herein by reference.

          INVESTMENT ADVISERS. ParkSouth, P.O. Box 1200, Jackson, Mississippi 39215, currently provides investment advisory services to each DG Fund. In addition to managing the DG Funds, ParkSouth manages approximately $2 billion in trust assets as of June 30, 1998. ParkSouth (which succeeded to the investment advisory business of its parent corporation DG Bank in 1997) or DG Bank has served as the adviser to the Trust since May 5, 1992. Lazard, located at 30 Rockefeller Plaza, New York, New York 10020, serves as the sub-investment adviser to DG International Equity Fund, and Womack Management, located at 2120 DG Plaza, Jackson, Mississippi 39201, serves as the sub-investment adviser to DG Opportunity Fund. Lazard, a division of Lazard Freres & Co. LLC, provides investment management services to client discretionary accounts with assets totaling approximately $67 billion as of June 30, 1998. Womack Management provides investment management services to client discretionary accounts with assets totaling approximately $300 million as of June 30, 1998.

          First American, located at First American Center, 315 Deaderick Street, Nashville, Tennessee 37237, serves as the investment adviser to each ISG Fund. First American provides personal trust, estate, employee benefit trust, corporate trust and custody services to over 3,000 individual and business clients and investment advisory services. First American and its affiliates, as of June 30, 1998, had approximately $7 billion under trust and approximately $6 billion under management. Lazard also serves as the sub-investment adviser to ISG International Equity Portfolio and Womack Management also serves as the sub-investment adviser to ISG Small Cap Opportunity Portfolio, respectively.

          The primary portfolio manager(s) of each DG Fund will continue as the primary portfolio manager(s) or as a member of a team of portfolio managers of its corresponding ISG Fund, except in the case of the Pre-Existing ISG Funds, where the primary portfolio managers of those ISG Funds also will continue in such capacity. For a description of the primary portfolio manager(s) of the relevant ISG Fund, see Appendix A.

                  Under the terms of the respective investment advisory agreement, each DG Fund and ISG Fund has agreed to pay ParkSouth or First American, as the case may be, a monthly fee at the annual rate set forth below as a percentage of the relevant Fund's average daily net assets:

                                 Investment                                            Investment
                                 Advisory Fee                                          Advisory Fee
DG FUNDS                         Payable                ISG Funds                      Payable


DG Equity Fund                        .75%            ISG Large Cap Equity                  .75%
                                                          Portfolio
DG Government Income Fund             .60%            ISG Government Income                 .60%
                                                          Portfolio
DG International Equity Fund         1.00%            ISG International Equity             1.00%

DG Limited Term Government            .60%            ISG Limited Duration U.S.             .50%
     Income Fund                                           Government Portfolio
DG Municipal Income Fund              .60%            ISG Municipal Income                  .60%
                                                           Portfolio
DG Opportunity Fund                   .95%            ISG Small Cap Opportunity             .95%
                                                           Portfolio
DG Prime Money Market Fund            .50%            ISG Prime Money Market                .25%
                                                           Portfolio
DG Treasury Money Market              .50%            ISG U.S. Treasury Money               .25%
     Fund                                                  Market Portfolio

          Under the terms of the respective sub-investment advisory agreement with Lazard, ParkSouth and First American have agreed to pay Lazard a monthly fee at the annual rate of .50% of the value of the average daily net assets of DG International Equity Fund and ISG International Equity Portfolio, respectively. Under the terms of the respective sub-investment advisory agreement with Womack Management, ParkSouth has agreed to pay Womack Management, with respect to DG Opportunity Fund, a monthly fee at the annual rate of the sum of .32% of the value of the Fund's average daily net assets up to $50 million,
 .075% of the value of such assets from $50 million to $70 million and .25% of the value of such assets in excess of $70 million, and First American has agreed to pay Womack Management, with respect to ISG Small Cap Opportunity Portfolio, a monthly fee at the annual rate of .35% of the value of the ISG Small Cap Opportunity Portfolio's average daily net assets.

          From time to time, ParkSouth and First American may waive receipt of their fees and/or voluntarily assume certain expenses of a Fund. For a description of any waiver arrangements with respect to advisory fees payable by the relevant Fund, see Appendix A.

          CAPITALIZATION. Each DG Fund has one class of shares. Each ISG Fund (except ISG U.S. Treasury Money Market Portfolio) has three classes of shares--Class A Shares, Class B Shares and Trust Shares--which are identical, except as to services offered to and expenses borne by each class. ISG U.S. Treasury Money Market Portfolio has two classes of shares--Class A Shares and Trust Shares. ISG Class B Shares are not being offered in the Exchanges and, accordingly, no information is presented for such class. For a comparison of the capitalization of each DG Fund and the Class A Shares and Trust Shares of the corresponding ISG Funds, see Appendix A.

          INITIAL SALES CHARGE. Shares of each DG Fund (except DG International Equity Fund, DG Prime Money Market Fund and DG Treasury Money Market Fund) are subject to an initial sales charge. Class A Shares of each ISG Fund (except ISG Prime Money Market Portfolio and ISG U.S. Treasury Money Market Portfolio) are subject to an initial sales charge. A contingent deferred sales charge of 1% may be assessed on certain redemptions of Class A Shares of the ISG Funds (other than the ISG Money Market Funds) purchased without an initial sales charge as part of an initial purchase of $1 million or more. Trust Shares of each ISG Fund are not subject to an initial sales charge or contingent deferred sales charge. The initial sales charge for DG Fund shares and Class A Shares of the ISG Funds may be reduced or waived for certain purchases as described in the relevant Prospectus. ISG Class A Shares received in an Exchange will NOT be subject to an initial sales charge. In addition, until May 1, 2000, each Shareholder who participates in the Exchange will be able to purchase additional Class A Shares of the relevant ISG Fund subject to the lower initial sales charge, if any, applicable to the ISG Class A Shares or the corresponding DG Fund shares exchanged by the Shareholder. For a comparison of the schedules of the initial sales charge imposed on shares of the applicable DG Funds and their corresponding ISG Funds, See Appendix A.

          FEES AND EXPENSES. The annual Total Fund Operating Expenses of each ISG Fund after the Exchange will be less than or equal to the annual Total Fund Operating Expenses of its corresponding DG Fund. For a comparison of the fees and expenses of each ISG Fund and its corresponding DG Fund, see Appendix A.

          DISTRIBUTORS. Federated Securities Corp. ("Federated"), located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222, is the principal distributor for shares of the DG Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated is a subsidiary of Federated Investors, Inc.

          BISYS Fund Services Limited Partnership ("BISYS"), located at 3435 Seltzer Road, Columbus, Ohio 43219, serves as each ISG Fund's distributor. BISYS currently distributes the shares of other investment companies with over $200 billion in assets. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

          DISTRIBUTION PLANS AND SHAREHOLDER SERVICES PLANS. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, each DG Fund may pay Federated to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The Trust has disclosed that fees under the Distribution Plan are being waived by Federated and will not be paid or accrued (except with respect to DG Prime Money Market Fund) until a separate class of shares has been created for certain institutional investors. Class A Shares of each ISG Fund, except ISG Prime Money Market Portfolio and ISG U.S. Treasury Money Market Portfolio, also are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under this Plan, each such ISG Fund pays BISYS for advertising, marketing and distributing its Class A Shares. ISG Trust Shares are not subject to a Distribution Plan. Pursuant to the relevant Plan, Federated and BISYS may make payments to certain financial institutions, securities dealers and other industry professionals (collectively, "Service Organizations") in respect of distribution-related services for their clients owning Fund shares.

          Each DG Fund has adopted a Shareholder Services Plan, pursuant to which the Fund may pay Service Organizations to provide administrative support services to their customers who own DG Fund shares. These administrative support services may include, but are not limited to, the provision of personal services and maintenance of shareholder accounts. Currently, fees payable under the Shareholder Services Plan with respect to DG Prime Money Market Fund are being waived in their entirety. Each ISG Fund also adopted a Shareholder Services Plan with respect to Class A Shares and Trust Shares. Pursuant to this Plan, each ISG Fund may pay BISYS for providing shareholder services including personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services relating to the maintenance of such shareholder accounts. Under the Plan, BISYS may make payments to certain Service Organizations in respect of these services for their clients who own Fund shares.

          Under the terms of their respective Distribution Plans and Shareholder Services Plans, the DG Funds and ISG Funds (Trust Shares are not subject to a Distribution Plan) are subject to the fees, if any, at the annual rate set forth below as a percentage of the indicated Fund's average daily net assets.

                                                                                                                   Shareholder
                                                                                              Distribution         Services Plan
                                            Shareholder                                       Plan Fees            Fees (Class A
                       Distribution         Services                                          (Class A             Shares and
DG FUNDS               PLAN FEES            PLAN FEES           ISG FUNDS                     SHARES ONLY)         TRUST SHARES)
-----------            ------------         ---------           ----------                    ------------         -------------

DG Equity Fund              .35%              .15%          ISG Large Cap                       .25%                 .15%
                                                                Equity Portfolio
DG Government               .35%              .15%          ISG Government                      .25%                 .15%
    Income Fund                                                 Income Portfolio
DG International            .25%              .15%          ISG International                   .25%                 .15%
    Equity Fund                                                 Equity Portfolio
DG Limited Term             .35%              .15%          ISG Limited                         .25%                 .15%
    Government Income                                           Duration U.S.
    Fund                                                        Government
                                                                Portfolio
DG Municipal Income         .35%              .15%          ISG Municipal                       .25%                 .15%
    Fund                                                        Income Portfolio
DG Opportunity Fund         .35%              .15%          ISG Small Cap                       .25%                 .15%
                                                                Opportunity
                                                                Portfolio
DG Prime Money              .25%              .15%          ISG Prime Money                    None               .25% (Class
    Market Fund                                                 Market Portfolio                                   A Shares)/
                                                                                                                  .15% (Trust
                                                                                                                    Shares)
DG Treasury Money           .25%              .15%          ISG U.S. Treasury                  None               .25% (Class
    Market Fund                                                    Money Market                                    A Shares)/
                                                                   Portfolio                                      .15% (Trust
                                                                                                                  Shares)

          From time to time, Federated or BISYS may defer or waive receipt of fees under the relevant Plan while retaining the ability to be paid under the Plan thereafter. The fees payable to Federated and BISYS under the respective Plan are payable without regard to actual expenses incurred. As indicated above, no fees currently are being paid or accrued under the Trust's Distribution Plan.

          ADMINISTRATIVE SERVICES. Federated Administrative Services ("FAS"), an affiliate of Federated, provides the DG Funds with the administrative personnel and services, such as certain legal and accounting services. FAS provides these services at the annual rate set forth below as a percentage of the average aggregate daily net assets of the Trust:

AVERAGE AGGREGATE DAILY
NET ASSETS OF THE TRUST                     MAXIMUM ADMINISTRATIVE FEE*

on the first $250 million                             .15%
on the next $250 million                              .125%
on the next $250 million                              .10%
on assets in excess of $750
  million                                             .075%

---------------

*    Subject to a minimum annual fee of $100,000 per DG Fund.

          BISYS serves as each ISG Fund's administrator, generally assisting in all aspects of the ISG Funds' operations, other than providing investment advice. As administrator, BISYS provides the ISG Funds with office facilities, personnel, and certain clerical and bookkeeping services. BISYS provides these services at an annual rate of .10% of the value of the average daily net assets of the ISG Prime Money Market Portfolio and ISG U.S. Treasury Money Market Portfolio and .15% of the value of each other ISG Fund's average daily net assets.

          From time to time, FAS or BISYS may waive voluntarily all or a portion of its respective administration fees.

          CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company is the Custodian for the DG Funds and The Bank of New York is the Custodian for the ISG Funds.

          Federated Shareholder Services Company, a subsidiary of Federated, located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222, is the DG Funds' Transfer and Dividend Disbursing Agent. BISYS Fund Services Ohio, Inc., an affiliate of BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, is the ISG Funds' Transfer and Dividend Disbursing Agent.

          INDEPENDENT AUDITORS. KPMG Peat Marwick LLP are the independent auditors for the DG Funds and ISG Funds.

          BOARD MEMBERS. The business affairs of the DG Funds and ISG Funds are managed under the general supervision of their respective Boards. The Trust and the Company have different Board members. Until May 1, 2001 (three years after the Merger of Deposit Guaranty Corp. into First American Corporation), at least 75% of the members of the Trust's Board and Company's Board must be Board members who are not "interested persons" (as defined under the 1940 Act) of ParkSouth or First American. For a description of the Company's Board members, see Appendix B. For a description of the Trust's Board members, see the Trust's Statement of Additional Information under the caption "DG Investor Series Management."

          PURCHASE PROCEDURES. The purchase procedures of each DG Fund and its corresponding ISG Fund are substantially similar. See "Investing in the Funds" in the relevant DG Funds Prospectus and "How To Buy Shares" in the ISG Funds Prospectus for a discussion of purchase procedures.

          REDEMPTION PROCEDURES. The redemption procedures of each DG Fund and its corresponding ISG Fund are substantially similar. See "Redeeming Shares" in the relevant DG Funds Prospectus and "How To Redeem Shares" in the ISG Funds Prospectus for a discussion of redemption procedures.

          DISTRIBUTIONS. The dividend and distributions policies of each DG Fund and its corresponding ISG Portfolio (except for DG Limited Term Government Income Fund and ISG Limited Duration U.S. Government Portfolio) are substantially similar. With respect to DG Limited Term Government Income Fund, dividends are declared and paid monthly; with respect to ISG Limited Duration U.S. Government Portfolio, dividends are declared daily and paid monthly. See "Investing in the Funds--Dividends and Distributions" in the relevant DG Funds Prospectus and "Dividends, Distributions and Taxes" in the ISG Funds Prospectus for a discussion of such policies.

          SHAREHOLDER SERVICES. The shareholder services offered by each DG Fund and its corresponding ISG Fund are substantially similar, except that each ISG Fund offers a Directed Distribution Plan, pursuant to which you may invest automatically dividends and capital gain distributions, if any, paid by the ISG Fund in Class A Shares of another ISG Fund of which you are a shareholder. In addition, the ISG Money Market Funds provide check writing privileges. The DG Funds do not offer a directed distribution plan or check writing privileges. See "Investing in the Funds" and "Redeeming Shares" in the relevant DG Funds Prospectus and "Shareholder Services and Privileges" in the ISG Funds Prospectus for a description of shareholder services.

          CERTAIN ORGANIZATIONAL DIFFERENCES BETWEEN THE TRUST AND THE COMPANY. Each DG Fund is a series of the Trust, which is a Massachusetts business trust, and the rights of DG Fund shareholders are governed by the Trust's Declaration of Trust (the "Trust Agreement"), Bylaws and applicable Massachusetts law. Each ISG Fund is a series of the Company, which is Maryland corporation, and the rights of ISG Fund shareholders are governed by the Company's Articles of Incorporation, as amended (the "Charter"), Bylaws and the Maryland General Corporation Law (the "Maryland Code"). Certain relevant differences between the two forms of organization are summarized below.

          SHAREHOLDER MEETINGS AND VOTING RIGHTS. Generally, neither the DG Funds nor the ISG Funds are required to hold annual meetings of shareholders. The Boards of the Company and Trust are each required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares, and for any other purpose when requested in writing by the holders of at least 10%, in the case of the Trust, and at least a majority, in the case of the Company, of its outstanding shares entitled to vote. Moreover, each Board will call a meeting of shareholders for the purpose of electing Board members, if at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          Shares of the DG Funds and ISG Funds are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. On any matter submitted to a vote of shareholders, all shares of the DG Funds or ISG Funds then entitled to vote will be voted in the aggregate as a single class without regard to series or classes of shares, except (i) when required by the 1940 Act or when the respective Board members shall have determined that the matter affects one or more series or classes differently, shares will be voted by individual series or class, and (ii) when the respective Board members have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes will be entitled to vote thereon.

          The Trust's Trust Agreement provides that more than 50% of the shares entitled to vote shall constitute a quorum for the transaction of business at a shareholders' meeting. The Company's Charter provides that one-third of the shares entitled to vote shall constitute a quorum for the transaction of business at a stockholders meeting. Matters requiring a larger vote by law or under the organizational documents for the Trust or Company are not affected by such quorum requirements.

          SHAREHOLDER LIABILITY. Under Maryland law, stockholders of a Maryland corporation have no personal liability as such for the corporation's acts or obligations.

          Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of a DG Fund or the Trust and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking issued or entered into by or on behalf of the DG Fund, the Trust or the Trust's Trustees. The Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust solely by reason of his being or having been a DG Fund shareholder and not because of his acts or omissions or some other reason. Thus, the Trust considers the risk of a DG Fund shareholder incurring financial loss on account of shareholder liability to be remote since it is limited to circumstances in which a disclaimer is inoperative or the DG Fund itself would be unable to meet its obligations. The Trust Agreement also provides that the Trust, upon request, shall assume the defense of any claim made against any shareholder for any act or obligation of the DG Fund or the Trust and satisfy any judgment thereon.

          LIABILITY AND INDEMNIFICATION OF DIRECTORS AND TRUSTEES. Under the Company's Charter and Maryland law, subject to the 1940 Act, a Director or officer of the Company is not liable to an ISG Fund or its stockholders for monetary damages except to the extent he or she receives an improper personal benefit or his or her action or failure to act was the result of active and deliberate dishonesty and was material to the cause of action adjudicated. A Director of the Company is entitled to indemnification against judgments, penalties, fines, settlements and reasonable expenses unless his or her act or omission was material to the cause of action and was committed in bad faith or was the result of active and deliberate dishonesty or the individual received an improper personal benefit (or, in a criminal case, had reasonable cause to believe that his act or omission was unlawful). Indemnification may be made against amounts recoverable by settlement of suits brought by or in the right of the Company except where the individual is adjudged liable to the Company. A Director or officer is entitled to advances of expenses in the course of litigation if (i) such Director or officer undertakes to repay such sums if indemnification is ultimately denied and provides acceptable security, (ii) the Company is insured against losses arising from the advances, or (iii) the disinterested non-party directors or independent legal counsel determine there is a reason to believe the Director or officer ultimately will be found to be entitled to indemnification. Officers, employees and agents may be indemnified to the same extent as Directors and to such further extent as is consistent with law.

          If these provisions of Maryland law are amended, the Directors and officers will be entitled to limited liability and to indemnification to the fullest extent of Maryland law as amended. No amendment or repeal of the provisions of the Charter relating to limited liability and indemnification will apply to any event, omission or proceeding which precedes the amendment or repeal.

          Under the Trust's Trust Agreement and Bylaws, a Trustee is entitled to indemnification against all liability and expenses reasonably incurred by him in connection with the defense or disposition of any threatened or actual proceeding by reason of his being or having been a Trustee, unless such Trustee shall have been adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his duties. Officers, employees and agents of the Trust may be indemnified to the same extent as Trustees.

          Under the 1940 Act, a director or trustee may not be protected against liability to a fund and its security holders to which he would otherwise be subject as a result of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of reckless disregard of his obligations and duties.

          RIGHT OF INSPECTION. Under Maryland law, persons who have been stockholders of record for six months or more and who own at least 5% of the shares of an ISG Fund may inspect the books of account and stock ledger of the ISG Fund. DG Fund shareholders have the right to inspect the records, accounts and books of the DG Fund for any legitimate business purpose.

                                      * * *

          The foregoing is only a summary of certain differences between the ISG Funds, the Company's Charter, Bylaws and Maryland law, and the DG Funds, the Trust's Trust Agreement, Bylaws or Massachusetts law. It is not a complete list of differences, but only of material differences. Shareholders desiring copies of the Company's Charter and Bylaws or the Trust's Trust Agreement and Bylaws should write to the Company at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.

REASONS FOR THE EXCHANGE

          The primary reason for the Exchange is the recently completed Merger of Deposit Guaranty Corp., the parent company of ParkSouth prior to the Merger, with and into First American Corporation, the parent company of First American. The Exchange described herein presents the opportunity to combine the separate DG Funds and ISG Funds into a single, larger consolidated group. ParkSouth and First American have recommended that each of the DG Funds be reorganized into the corresponding ISG Fund as described in this Prospectus/Proxy Statement.

          In determining whether to recommend approval of the Exchange, each Board considered the following factors, among others: (1) the compatibility of each DG Fund's and its corresponding ISG Fund's investment objective, management policies and investment restrictions, as well as the shareholder services each offers; (2) the terms and conditions of each Exchange and their conclusion that the Exchange would not result in dilution of shareholder interests; (3) expense ratios and published information regarding the fees and expenses of each DG Fund and its corresponding ISG Fund, as well as the expense ratios of similar funds and the estimated expense ratio of the combined funds; and (4) the tax-free nature of each Exchange.

INFORMATION ABOUT THE EXCHANGE

          PLAN OF EXCHANGE. The following summary of the Plan is qualified in its entirety by reference to the form of Plan attached hereto as Appendix C. The Plan provides that the relevant ISG Fund will acquire all of the assets of its corresponding DG Fund in exchange for ISG Class A Shares and Trust Shares and the assumption by the ISG Fund of the DG Fund's stated liabilities on December 11, 1998 or such later date with respect to one or more DG Funds as may be agreed upon by the parties (the "Closing Date"). The number of ISG Shares to be issued to the DG Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the DG Fund shares and ISG Shares, generally computed as of the close of trading on the floor of the New York Stock Exchange (currently at 4:00 p.m., New York time) on the Closing Date (the "Valuation Time"). Portfolio securities of the DG Fund and ISG Fund will be valued in accordance with the valuation practices of the ISG Fund, which are described under the caption "How to Buy Shares" in the ISG Funds Prospectus and under the caption "Determination of Net Asset Value" in the ISG Funds' Statement of Additional Information.

          Before the Closing Date, each DG Fund will declare and pay a dividend or other distribution which, together with all previous dividends and other distributions, will have the effect of distributing to DG Fund Shareholders all of the DG Fund's previously undistributed investment company taxable income (computed without regard to any deduction for dividends paid), its net exempt interest income, and its net capital gain realized (after reduction for any capital loss carryforward), if any, for all taxable years ending on or before, and for its current taxable year through, the Closing Date.

          As conveniently as practicable after the Closing Date, each DG Fund will distribute pro rata to its shareholders of record as of the Valuation Time, in liquidation of the DG Fund, the ISG Shares received by it in the Exchange. Such distribution will be accomplished by establishing an account on the share records of the relevant ISG Fund in the name of its corresponding DG Fund Shareholders, each account representing the respective pro rata number of ISG Shares due to each DG Fund Shareholder. After such distribution and the winding up of its affairs, the DG Fund will be terminated as a series of the Trust. After the Closing Date, any outstanding certificates representing DG Fund shares will represent the ISG Shares distributed to the record holders of the DG Fund. Upon presentation to the transfer agent of the ISG Fund, DG Fund share certificates will be exchanged for ISG Share certificates, at the applicable exchange rate. Certificates for ISG Shares will be issued only upon the investor's written request.

          The Plan may be amended at any time before the Exchange. The Trust will provide DG Fund Shareholders with information describing any material amendment to the relevant Plan prior to DG Fund Shareholder consideration. The obligations of the DG Fund and its corresponding ISG Fund under the Plan are subject to various conditions, including approval by the holders of the requisite number of DG Fund shares and the continuing accuracy of various representations and warranties being confirmed by the respective parties. In addition, consummation of the Exchange with respect to DG Limited Term Government Income Fund and DG Treasury Money Market Fund and ISG Limited Duration U.S. Government Portfolio and ISG U.S. Treasury Money Market Portfolio, respectively, is subject to the condition that each of these Funds receive exemptive relief from the Securities and Exchange Commission with respect to certain restrictions under the 1940 Act that would otherwise prohibit the Exchange with respect to such Funds. There can be no assurance that such relief will be granted.

          The total expenses of the Exchange are expected to be approximately $120,000, and will be borne entirely by First American.

          If the Exchange is not approved by Shareholders of a DG Fund, the Trust's Board will consider other appropriate courses of action, including other possible reorganizations.

          FEDERAL INCOME TAX CONSEQUENCES. The exchange of each DG Fund's assets for ISG Shares is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Exchange, the DG Funds and the ISG Funds will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the ISG Funds, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for Federal income tax purposes: (1) the transfer of all of the DG Fund's assets in exchange solely for ISG Shares and the assumption by the ISG Fund of the DG Fund's liabilities, followed by the DG Fund's distribution of those shares to the DG Fund Shareholders constructively in exchange for their DG Fund shares, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code; (2) no gain or loss will be recognized by the DG Fund upon the transfer of its assets to the ISG Fund solely in exchange for ISG Shares and the assumption by the ISG Fund of the DG Fund's liabilities or upon the subsequent distribution (whether actual or constructive) of ISG Shares to the DG Fund Shareholders in constructive exchange for their DG Fund shares; (3) no gain or loss will be recognized by the ISG Fund upon its receipt of the DG Fund's assets in exchange solely for ISG Shares and the assumption by the ISG Fund of the DG Fund's liabilities; (4) no gain or loss will be recognized by the DG Fund Shareholders upon the exchange of their DG Fund shares for ISG Shares pursuant to the Plan;
(5) the aggregate tax basis for ISG Shares received by each DG Fund Shareholder pursuant to the Exchange will be the same as the aggregate tax basis for DG Fund shares held by such Shareholder immediately prior to the Exchange, and the Shareholder's holding period for those ISG Shares will include the period the DG Fund shares surrendered in exchange therefor were held by such Shareholder (provided the DG Fund shares were held as capital assets on the date of the Exchange); and (6) the tax basis of the DG Fund's assets transferred to the ISG Fund will be the same as the tax basis of such assets to the DG Fund immediately prior to the Exchange, and the holding period of the DG Fund's assets in the hands of the ISG Fund will include the period during which those assets were held by the DG Fund.

          NONE OF THE DG FUNDS OR ISG FUNDS HAS SOUGHT A TAX RULING FROM THE INTERNAL REVENUE SERVICE ("IRS"). THE OPINION OF COUNSEL IS NOT BINDING ON THE IRS NOR DOES IT PRECLUDE THE IRS FROM ADOPTING A CONTRARY POSITION. DG Fund Shareholders should consult their tax advisers regarding the effect, if any, of the proposed Exchange in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the Exchange, DG Fund Shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Exchange.

REQUIRED VOTE AND BOARD'S RECOMMENDATION

          As to each DG Fund, the Trust's Board, including a majority of the Independent Board Members, has approved the Plan and the Exchange and has determined that (i) participation in the Exchange is in the DG Fund's best interests and (ii) the interests of its Shareholders will not be diluted as a result of the Exchange. Pursuant to the Trust's Trust Agreement, with respect to each DG Fund, approval of the Plan and Exchange requires the affirmative vote of
(a) 67% of the DG Fund's voting securities present at this Meeting, if the holders of more than 50% of the DG Fund's outstanding voting securities are present or represented by proxy, or (b) more than 50% of the DG Fund's outstanding voting securities, whichever is less.

THE TRUST'S BOARD, INCLUDING THE INDEPENDENT BOARD MEMBERS, RECOMMENDS THAT SHAREHOLDERS OF EACH DG FUND VOTE "FOR" APPROVAL OF THE PLAN AND THE EXCHANGE.

ADDITIONAL INFORMATION ABOUT THE DG FUNDS AND ISG FUNDS

          Information about the ISG Funds is incorporated by reference into this Prospectus/Proxy Statement from the ISG Funds Prospectus and Statement of Additional Information, forming a part of the Company's Registration Statement on Form N-1A (File No. 33-34080).

          Information about the DG Funds is incorporated by reference into this Prospectus/Proxy Statement from the relevant DG Funds Prospectuses and Statements of Additional Information, forming a part of the Trust's Registration Statement on Form N-1A (File No. 33-46431).

          The DG Funds and ISG Funds are subject to the requirements of the 1940 Act, and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the DG Funds and ISG Funds may be inspected and copied at the Public Reference Facilities of the Commission at 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549 and at the Northeast regional office of the Commission at 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of each DG Fund contained in the February 28, 1998 Annual Report to Shareholders for the fiscal year ended February 28, 1998, and the audited financial statements of each pre-existing AmeriStar Fund (to be renamed the ISG Funds) contained in the December 31, 1997 Annual Report to Shareholders for the fiscal year ended December 31, 1997, have been incorporated herein by reference in reliance upon the authority of the reports given by KPMG Peat Marwick LLP, the DG Funds' and ISG Funds' independent auditors, as experts in accounting and auditing. Also incorporated by reference herein is the Semi-Annual Report of each pre-existing AmeriStar Fund (to be renamed the ISG Funds) for the six-month period ended June 30, 1998 (unaudited).

                                      * * *

                             PROPOSALS TWO AND THREE

                           APPROVAL OR DISAPPROVAL OF
                           CERTAIN ADVISORY AGREEMENTS

INTRODUCTION

          At the Meeting, Shareholders of each DG Fund also will be asked to approve or disapprove the New Advisory Contract, which is being submitted in connection with the Merger of Deposit Guaranty Corp., the former ultimate parent corporation of ParkSouth, with and into First American Corporation on May 1, 1998, and the payment of advisory fees to ParkSouth during the interim period from the date of the Merger through the earlier of the date of Shareholder approval or December 31, 1998. In addition, in connection with the Merger, Shareholders of DG Opportunity Fund and DG International Equity Fund will be asked to ratify and approve or disapprove the New Sub-Advisory Agreements between ParkSouth and Womack Management and Lazard, respectively. As a result of the Merger, the investment advisory agreement between the Trust and ParkSouth then in effect (the "Former Advisory Contract") automatically terminated in accordance with its terms and as required by the 1940 Act. Similarly, the sub-investment advisory agreement between ParkSouth and Womack Management then in effect (the "Former Womack Sub-Advisory Agreement") and the sub-investment advisory agreement between ParkSouth and Lazard then in effect (the "Former Lazard Sub-Advisory Agreement") each automatically terminated as a result of the Merger. To assure the continued supervision of the investments of the DG Funds after the Merger, at meetings held on February 26, 1998 and May 11, 1998, the Trust's Board of Trustees, including a majority of the Independent Board Members, approved, subject to Shareholder approval, the New Advisory Contract and the New Sub-Advisory Agreements. Since the date of the Merger, ParkSouth has provided advisory services to the DG Funds under the New Advisory Contract dated May 1, 1998, which provides for the same services at the same advisory fee rate for the relevant DG Fund as the Former Advisory Contract. Womack Management and Lazard also have provided sub-advisory services since the date of the Merger to DG Opportunity Fund and DG International Equity Fund, respectively, under the relevant New Sub-Advisory Agreement dated May 1, 1998, which each provides for the same services at the same sub-advisory fee rate as the relevant Former Sub-Advisory Agreement.

          Under Section 15(a) of the 1940 Act, investment advisory agreements such as the New Advisory Contract and New Sub-Advisory Agreements must be approved by shareholders. The Trust, ParkSouth, Womack Management and Lazard have received from the Securities and Exchange Commission orders of exemption (the "Order") from the provisions of Section 15(a) of the 1940 Act. The Order permits the implementation, without shareholder approval, of the New Advisory Contract and New Sub-Advisory Agreements during the interim period commencing on the date of the Merger until such time as the relevant DG Fund's shareholders vote on the approval of the New Advisory Contract and New Sub-Advisory Agreements, but in no event later than December 31, 1998 (the "Interim Period"). As a condition to receiving the Order, the fees payable to ParkSouth, Womack Management and Lazard under the respective new agreements during the Interim Period are paid into an interest-bearing escrow account maintained by an independent escrow agent. The escrow agent will release the amounts held in the escrow account (including any interest earned) to ParkSouth and Womack Management and Lazard, as the case may be, only upon approval of the relevant new agreement by the shareholders of the relevant DG Fund. If the requisite shareholder approval is not received for a DG Fund or new agreement prior to the end of the Interim Period, the relevant amounts held in the escrow account will be released to the appropriate DG Fund.

          The terms of the New Advisory Contract and the New Sub-Advisory Agreements with Womack Management and Lazard are identical in all material respects to the Former Advisory Contract and Former Womack Sub-Advisory Agreement and Former Lazard Sub-Advisory Agreement, respectively, except for the effective dates and escrow provisions. In each case, the effective date is the date of the Merger--May 1, 1998.

          Shareholders should consider the following factors in determining whether to ratify and approve the New Advisory Contract (and, in the case of shareholders of the DG Opportunity Fund and the DG International Equity Fund, whether to ratify and approve the respective New Sub-Advisory Agreement):

          o the Board of Trustees of the Trust has unanimously approved the New Advisory Contract for all of the DG Funds, and the New Sub-Advisory Agreements for the affected DG Funds;

          o no change in any DG Fund's investment objective or investment policies and restrictions will take place;

          o there will be no change in the fees payable by a DG Fund to ParkSouth for advisory services, and there will be no change in the fees payable by ParkSouth to any sub-adviser;

          o investment personnel presently employed by ParkSouth, who are experienced in managing the DG Funds, are expected to manage the DG Funds' investment programs under the New Advisory Contract; and

          o there is not expected to be any change in the personnel at the sub-advisers who manage the assets of the DG Opportunity Fund and the DG International Equity Fund.

          If the holders of a majority (as defined in the 1940 Act) of the outstanding shares of a DG Fund do not approve the New Advisory Contract or a New Sub-Advisory Agreement (if applicable), the Board of Trustees will consider what action to take in the best interests of the shareholders of that DG Fund.

PROPOSAL 2:  APPROVAL OR DISAPPROVAL OF THE NEW
             ADVISORY CONTRACT

          Under the New Advisory Contract, ParkSouth continues to be responsible for providing advisory services to the DG Funds. A copy of the New Advisory Contract is attached as Appendix D to this Prospectus/Proxy Statement. As more fully described below, the terms and conditions of the New Advisory Contract are identical in all material respects to the Former Advisory Contract. The sole differences between the Former Advisory Contract and the New Advisory Contract are the effective date which, in the case of the New Advisory Contract, is the Merger Date, and the escrow provisions. THE NEW ADVISORY CONTRACT PROVIDES FOR NO INCREASE IN THE ADVISORY FEES PAYABLE BY ANY DG FUND, AND IS NOT EXPECTED TO CHANGE THE TYPE OR EXTENT OF SERVICES PROVIDED TO THE DG FUNDS.

INFORMATION ABOUT THE FORMER ADVISORY CONTRACT

          The Former Advisory Contract was most recently approved by the Board of Trustees of the Trust, including a majority of the Independent Board Members, with respect to each DG Fund, on February 27, 1997. FAS, as the initial shareholder of each DG Fund, initially approved the Former Advisory Contract on the following dates:

DG Equity Fund                                  July 17, 1992
DG Opportunity Fund                             July 22, 1994
DG International Equity Fund                    March 31, 1997
DG Limited Term Government Income Fund          July 17, 1992
DG Government Income Fund                       July 17, 1992
DG Municipal Income Fund                        December 11, 1992
DG Prime Money Market Fund                      January 30, 1997
DG Treasury Money Market Fund                   May 4, 1992

          The Former Advisory Contract provided that ParkSouth provide investment management services to the DG Funds, subject to the supervision of the Board of Trustees of the Trust. Under the Former Advisory Contract, ParkSouth was entitled to receive advisory fees from the DG Funds, computed daily and paid daily, at the annual rates of: 0.50% of the average daily net assets of each of the DG Prime Money Market Fund and the DG Treasury Money Market Fund; 0.60% of the average daily net assets of each of the DG Limited Term Government Income Fund, the DG Government Income Fund and the DG Municipal Income Fund; 0.75% of the average daily net assets of the DG Equity Fund; 0.95% of the average daily net assets of the DG Opportunity Fund; and 1.00% of the average daily net assets of the DG International Equity Fund.

          The table below sets forth: (i) the net assets for each DG Fund as of February 28, 1998; (ii) the rates of advisory fees, computed daily and payable daily, to which ParkSouth was entitled for the services provided and expenses assessed pursuant to the Former Advisory Contract; (iii) advisory fees (net of waivers) paid by each DG Fund for the fiscal year ended February 28, 1998; and
(iv) the effective rates of each of the advisory fees (net of waivers) expressed as a percentage of average net assets for the fiscal year ended February 28, 1998:

  ASSETS OF DG INVESTOR SERIES AND ADVISORY FEES PAID TO PARKSOUTH CORPORATION

                              Net Assets as          Annual Advisory           Actual Advisory         Advisory Fees
                                   of                Fee Rate (Based            Fee Rate Paid          Paid (Net of
                           February 28, 1998       on Average Net Assets)      (Net of Waivers)          Waivers)*

DG Equity Fund                    $715,630,667             0.75%                    0.75%               $4,445,559
DG Opportunity Fund               $122,871,510             0.95%                    0.84%                 $854,639
DG International Equity            $26,533,211             1.00%                    0.50%                  $47,506
   Fund
DG Limited Term                    $59,136,926             0.60%                    0.44%                 $351,261
   Government Income Fund
DG Government Income Fund         $270,403,564             0.60%                    0.54%               $1,416,816
DG Municipal Income Fund           $48,578,607             0.60%                    0.29%                 $138,849
DG Prime Money Market             $195,040,934             0.50%                    0.30%                 $486,121
   Fund
DG Treasury Money Market          $349,050,709             0.50%                    0.30%                 $844,729
   Fund

    TOTAL DG Investor          $1,787,246,128
    Series

------------------

* Each current fee waiver represents a percentage of daily net assets of each DG Fund calculated at an annualized rate. As under the Former Advisory Contract, the voluntary fee waivers and reimbursements may be modified or terminated by ParkSouth at any time at its sole discretion under the New Advisory Contract.

          For the fiscal year ended February 28, 1998, the DG Equity Fund, DG Opportunity Fund and DG International Equity Fund paid $74,672, $498,832 and $67,394, respectively, in total dollar amounts of brokerage commissions. None of the other DG Funds paid any brokerage commissions or entered into any brokerage transactions during the fiscal year ended February 28, 1998. The DG Funds, however, engaged in transactions with dealers acting as principal and the costs of such transactions involve dealer spreads rather than brokerage commissions.

INFORMATION ABOUT THE NEW ADVISORY CONTRACT

          Under the New Advisory Contract, ParkSouth manages the DG Funds' investments. Subject to the direction of the Board of Trustees of the Trust, ParkSouth provides investment research and supervision of the investments of each DG Fund, and conducts a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of each DG Fund's assets. The New Advisory Contract provides that ParkSouth shall determine from time to time what securities or other instruments will be purchased, retained or sold by the Trust with respect to each DG Fund. ParkSouth, in its supervision of the assets of each DG Fund, is guided by each DG Fund's investment objective and policies, and the provisions and restrictions contained in the Declaration of Trust and the Bylaws of the Trust and as set forth in the DG Funds' prospectuses and statements of additional information that are on file with the Securities and Exchange Commission.

          The New Advisory Contract states that each DG Fund shall pay (or cause to be paid) all of its own expenses and its allocable share of Trust expenses, including, without limitation, the expenses of organizing the Trust and continuing its existence; fees and expenses of the Trustees and officers of the Trust; fees for investment advisory services and administrative personnel and services; expenses incurred in the distribution of shares, including expenses of administrative support services; fees and expenses of preparing and printing the Trust's Registration Statements under the Securities Act of 1933 and the 1940 Act, and any amendments thereto; expenses of registering and qualifying the Trust, the DG Funds, and shares of the DG Funds under Federal and state laws and regulations; expenses of preparing, printing, and distributing prospectuses (and any amendments thereto) to shareholders; interest expense, taxes, fees, and commissions of every kind; expenses of issue (including cost of share certificates), purchase, repurchase, and redemption of shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing and mailing costs, auditing, accounting, and legal expenses; reports to shareholders and governmental officers and commissions; expenses of meetings of Trustees and shareholders and proxy solicitations therefor; insurance expenses; association membership dues and such nonrecurring items as may arise, including all losses and liabilities incurred in administering the Trust and the DG Funds. Each DG Fund will also pay its allocable share of such extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, and claims and the legal obligations of the Trust to indemnify its officers and Trustees and agents with respect thereto.

          THE NEW ADVISORY CONTRACT PROVIDES THAT THE ADVISORY FEES PAYABLE TO PARKSOUTH BY THE DG FUNDS WILL BE IDENTICAL TO THOSE PAYABLE TO PARKSOUTH UNDER THE FORMER ADVISORY CONTRACT. The advisory fees payable under the New Advisory Contract by the DG Funds are equal to a fixed percentage of the daily net assets of each DG Fund calculated at an annualized rate, payable on a daily basis, and are listed above. From time to time, ParkSouth may waive its fee or reimburse a DG Fund for certain of its expenses in order to reduce the DG Fund's expense ratio. As a result, the DG Fund's return and yield would be higher than it would be if the fees and such expenses had been paid by the DG Fund.

          As in the Former Advisory Contract, the New Advisory Contract provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties of ParkSouth under the New Advisory Contract, ParkSouth and its affiliates shall not be liable to the Trust or to any shareholder for any act or omission in the course of, or connected in any way with, rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

          If approved by shareholders of the DG Funds at the Meeting, the New Advisory Contract will continue for a period of two years from its date of execution, unless terminated, and may be continued from year to year thereafter by the Board of Trustees. The continuation of the New Advisory Contract must be approved by a majority vote of the Trustees, including a majority of the Independent Board Members, cast in person at a meeting called for that purpose. Under the New Advisory Contract, ParkSouth has the right, in any year, to notify the Trust in writing at least 60 days before the New Advisory Contract's anniversary date that it does not desire a renewal of the New Advisory Contract. The Trustees, or a majority of the outstanding voting shares of the Trust, may terminate the New Advisory Contract at any time without penalty by giving ParkSouth 60 days' written notice. The New Advisory Contract may not be assigned by ParkSouth and will terminate automatically in the event of its assignment. The New Advisory Contract provides that it may be amended by a vote of both a majority of the Trustees, including a majority of the "non-interested" Trustees, and on behalf of a DG Fund by the holders of a majority of the outstanding voting shares of such DG Fund.

          If the New Advisory Contract is approved by shareholders of one or more DG Funds, the New Advisory Contract will become effective with respect to such DG Funds as of May 1, 1998. If the New Advisory Contract is not approved by the shareholders of a DG Fund, the Board of Trustees will consider what actions should be taken.

INFORMATION ABOUT PARKSOUTH

          ParkSouth has served as the investment adviser to the Trust since March 1, 1997. Prior to that date, DG Bank had served as the investment adviser to the Trust since May 5, 1992, the date of the Trust's establishment. ParkSouth is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), providing investment management services to individuals and institutional clients. ParkSouth's address is P.O. Box 1200, Jackson, Mississippi 39215-1200. ParkSouth is a subsidiary of DG Bank, which is a national banking association. DG Bank is a subsidiary of First American Corporation. ParkSouth managed, in addition to the DG Funds, $100 million in assets, as of December 31, 1997. First American Corporation is a registered bank holding company and a financial services company headquartered in Nashville, Tennessee. Through its related banking subsidiaries, including First American, First American Corporation provides banking and banking-related services throughout the mid-south region of the United States. On December 31, 1997, First American Corporation and its affiliates had total assets of approximately $5.9 billion under trust and approximately $9 billion under management. The principal executive officer and directors of First American are listed in Appendix G.

TRUSTEES' CONSIDERATIONS

          The New Advisory Contract was unanimously approved on behalf of each DG Fund by the Board of Trustees of the Trust, including the Independent Board Members, at meetings held on February 26, 1998 and May 11, 1998. The Trustees considered information relating to ParkSouth, First American Corporation, First American and the consolidated entity that would result from the consummation of the Merger, including information provided by First American concerning its capabilities and expertise in serving as investment adviser to the ISG Funds. The Trustees reviewed the terms of the New Advisory Contract and noted that the New Advisory Contract is identical to the Former Advisory Contract, except for its date and the escrow provisions.

          Specifically, in connection with approval of the New Advisory Contract on behalf of each DG Fund, the Board considered that the terms of the Merger did not require or result in any changes in the DG Funds' investment objectives or policies, the investment management or operation of the DG Funds, the investment personnel managing the DG Funds, or the shareholder services or other business activities of the DG Funds.

          In approving the New Advisory Contract, the Board noted ParkSouth's (and its predecessor, DG Bank's) record of service to the DG Funds and the expectation that the Merger should not have any material adverse effect on the DG Funds' ongoing operations or on the extent or quality of services provided to the DG Funds, or increase the cost to the DG Funds of such services.

          Section 15(f) of the 1940 Act provides that in connection with the sale of any interest in any investment adviser which results in the "assignment" of an investment advisory agreement, an investment adviser of a registered investment company, such as the Trust, or an affiliated person of such investment adviser, may receive any amount or benefit if (i) for a period of three years after the sale, at least 75% of the members of the board of the investment company are not interested persons of the investment adviser or the predecessor adviser, and (ii) there is no "unfair burden" imposed on the investment company as a result of such sale or any express or implied terms, conditions or understanding applicable thereto. For this purpose, "unfair burden" is defined to include any arrangement during the two-year period after the transaction, whereby the investment adviser or its predecessor or successor investment advisers, or any interested persons of any such adviser, receives or is entitled to receive any compensation directly or indirectly (i) from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company other than bona fide ordinary compensation as principal underwriter for such company, or (ii) from the investment company or its security holders for other than bona fide investment advisory or other services. This provision of the 1940 Act was enacted by Congress in 1975 to make it clear that an investment adviser (or an affiliated person of the adviser) can realize a profit on the sale of the adviser's business subject to the two safeguards described above. The Board has requested and received a written representation from ParkSouth and assurances from First American Corporation that no "unfair burden" will be imposed on the Trust as a result of the Merger and the proposed transactions.

          Based upon the considerations set forth above, the Trustees have determined that the New Advisory Contract is in the best interest of each DG Fund and its shareholders. In addition, management expects that there will be no diminution in the scope and quality of services provided to the Trust as a result of these transactions. In fact, as described above, the New Advisory Contract is identical in all material respects, except as to its date and the escrow provisions, as the Former Advisory Contract which was approved previously by the shareholders of each DG Fund. The Board believes that the DG Funds will receive investment management services under the New Advisory Contract equivalent to those that they received under the Former Advisory Contract, and at the same fee and expense levels.

REQUIRED VOTE AND TRUSTEES' RECOMMENDATION

          With respect to each DG Fund, approval of this proposal requires the affirmative vote of (a) 67% of the DG Fund's voting securities present at this Meeting, if the holders of more than 50% of the DG Fund's outstanding voting securities are present or represented by proxy, or (b) more than 50% of the DG Fund's outstanding voting securities, whichever is less.

THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT BOARD MEMBERS, RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" APPROVAL OF THE NEW ADVISORY CONTRACT.

PROPOSAL 3:  APPROVAL OR DISAPPROVAL OF THE NEW SUB-ADVISORY
             AGREEMENT

     A. NEW SUB-ADVISORY AGREEMENT BETWEEN PARKSOUTH AND WOMACK MANAGEMENT (APPLIES ONLY TO DG OPPORTUNITY FUND)

          As indicated above, consummation of the Merger caused a change in ownership of ParkSouth which, in turn, automatically terminated the Former Womack Sub-Advisory Agreement. Thus, although the Merger had no effect on Womack Management, the change in ownership of ParkSouth requires approval by the Shareholders of DG Opportunity Fund of a new Sub-Advisory Agreement (the "New Womack Sub-Advisory Agreement") between ParkSouth, on behalf of the DG Opportunity Fund, and Womack Management. A copy of the New Womack Sub-Advisory Agreement is attached as Appendix E to this Prospectus/Proxy Statement.

          The terms of the New Womack Sub-Advisory Agreement are identical in all material respects to the Former Womack Sub-Advisory Agreement, except for the effective date, which, in the case of the New Womack Sub-Advisory agreement, is the Merger date, and the escrow provisions.

          On May 14, 1997, the Former Womack Sub-Advisory Agreement was approved by the Board of Trustees, including a majority of the Independent Board Members, and was recommended by the Trustees for shareholder approval. At a shareholder meeting held on July 21, 1997, a majority of the shareholders of the DG Opportunity Fund approved the Former Womack Sub-Advisory Agreement.

          Pursuant to the terms of the Former Womack Sub-Advisory Agreement and the New Womack Sub-Advisory Agreement, subject to the direction of the Board of Trustees and ParkSouth, Womack Management acts as the sub-adviser for all assets of the DG Opportunity Fund other than cash and cash-equivalents. Under the terms of the Former Womack Sub-Advisory Agreement and the New Womack Sub-Advisory Agreement, Womack Management makes all determinations with respect to the investment of non-cash assets of the DG Opportunity Fund, and takes such steps as may be necessary to implement the same, including the placement of purchase and sale orders on behalf of the DG Opportunity Fund.

          The Former Womack Sub-Advisory Agreement and the New Womack Sub-Advisory Agreement provide that Womack Management shall pay the expenses incurred by it and its staff in connection with the performance of its services under each Womack Sub-Advisory Agreement, including the payment of salaries of all officers and employees who are employed by Womack Management. Under the Former Womack Sub-Advisory Agreement and the New Womack Sub-Advisory Agreement, ParkSouth will pay Womack Management a monthly fee based on the average daily net assets of Opportunity Fund under management by the sub-adviser during the preceding month. The sub-advisory fee shall be the sum of: 0.32% of the average daily net assets up to $50 million; 0.075% of the average daily net assets in excess of $50 million and up to $70 million; and 0.25% of the average daily net assets in excess of $70 million. Applying the foregoing formula to the DG Opportunity Fund's level of net assets on September 30, 1998, Womack Management would be entitled to a sub-advisory fee equal to 0.25% of the DG Opportunity Fund's average daily net assets, payable by ParkSouth from ParkSouth's investment advisory fee of 0.95% of the DG Opportunity Fund's average daily net assets. THE FEE ARRANGEMENT BETWEEN PARKSOUTH AND WOMACK MANAGEMENT IS IDENTICAL IN THE FORMER WOMACK SUB-ADVISORY AGREEMENT AND THE NEW WOMACK SUB-ADVISORY AGREEMENT.

          The New Womack Sub-Advisory Agreement provides, with respect to the DG Opportunity Fund that, if approved by shareholders of the DG Fund, it will remain in effect for an initial period of two years from the date of its execution and shall continue in effect for successive one-year periods, provided such continuance is specifically approved at least annually by vote of a majority of Trustees, including a majority of the Independent Board Members, cast in person at a meeting called for the purpose of voting on such approval. Womack Management has the right, in any year, to notify ParkSouth in writing, at least 60 days before the New Womack Sub-Advisory Agreement's anniversary date, that it does not desire a renewal of the New Womack Sub-Advisory Agreement. The New Womack Sub-Advisory Agreement may be terminated by the Trustees at any time without penalty, or by a vote of a majority of the outstanding shares of the DG Opportunity Fund on 60 days' written notice. The New Womack Sub-Advisory Agreement will immediately terminate in the event of its assignment (as such term is defined in the 1940 Act) or in the event of the termination of the Trust's then-effective advisory agreement with ParkSouth. The New Womack Sub-Advisory Agreement provides that it may be amended by a vote of both a majority of the Trustees, including a majority of the Independent Board Members, and by the holders of a majority of the outstanding shares of the DG Opportunity Fund, and when required by the 1940 Act.

          If the New Womack Sub-Advisory Agreement and the New Advisory Contract are approved by shareholders of the DG Opportunity Fund, the New Womack Sub-Advisory Agreement will become effective as of May 1, 1998. If the New Advisory Contract IS approved but the New Womack Sub-Advisory Agreement is NOT approved by the shareholders of the DG Opportunity Fund, ParkSouth would be fully responsible for the Fund's investment activities. If neither the New Advisory Contract nor the New Womack Sub-Advisory Agreement is approved by the shareholders of the DG Opportunity Fund, the Board of Trustees will consider what actions should be taken.

TRUSTEES' CONSIDERATIONS

          The New Womack Sub-Advisory Agreement was unanimously approved on behalf of the DG Opportunity Fund by the Board of Trustees of the Trust, including the Independent Board Members, at meetings held on February 26, 1998 and May 11, 1998. The Trustees considered information relating to Womack Management, ParkSouth, First American Corporation, First American and the consolidated entity that would result from the completion of the Merger. The Board considered Womack Management's capabilities and expertise in serving as sub-adviser to the DG Opportunity Fund. The Trustees reviewed the terms of the New Womack Sub-Advisory Agreement, including the fact that the sub-advisory services would continue to be performed at the same costs and by the same personnel at Womack Management as they were under the Former Womack Sub-Advisory Agreement. It was also noted that Womack Management has served as the sub-adviser to the Fund since March 1997, and that Mr. Womack has acted as the Fund's portfolio manager since its inception.

          The section entitled "Trustees' Considerations" under Proposal 2 discusses additional factors considered by the Trustees, as well as matters such as "assignment" of an investment advisory contract and "unfair burden" with respect to the realization of a profit by ParkSouth or its parent as a result of the Merger. These statements are also applicable to shareholders of the DG Opportunity Fund with respect to the ratification and approval or disapproval of the New Womack Sub-Advisory Agreement. Shareholders should therefore review this information prior to determining whether to ratify and approve the New Womack Sub-Advisory Agreement.

REQUIRED VOTE AND TRUSTEES' RECOMMENDATION

          With respect to DG Opportunity Fund, approval of this proposal requires the affirmative vote of (a) 67% of the DG Opportunity Fund's voting securities present at this meeting, if the holders of more than 50% of the DG Opportunity Fund's outstanding voting securities are present or represented by proxy, or (b) more than 50% of the DG Opportunity Fund's outstanding voting securities, whichever is less.

THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT BOARD MEMBERS, RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" APPROVAL OF THE NEW WOMACK SUB-ADVISORY AGREEMENT.

     B. NEW SUB-ADVISORY AGREEMENT BETWEEN PARKSOUTH AND LAZARD (APPLIES ONLY TO DG INTERNATIONAL EQUITY FUND)

          As indicated above, consummation of the Merger caused a change in ownership of ParkSouth which, in turn, automatically terminated the Former Lazard Sub-Advisory Agreement. Thus, although the Merger had no effect on Lazard, the change in ownership of ParkSouth requires approval by the Shareholders of DG International Equity Fund of a new Sub-Investment Advisory Agreement (the "New Lazard Sub-Advisory Agreement") between ParkSouth, on behalf of the DG International Equity Fund, and Lazard. A copy of the New Lazard Sub-Advisory Agreement is attached as Appendix F to this Prospectus/Proxy Statement.

          The terms of the New Lazard Sub-Advisory Agreement are identical in all material respects to the Former Lazard Sub-Advisory Agreement, except for the effective date, which, in the case of the New Lazard Sub-Advisory Agreement, is the Merger date, and the escrow provisions.

          On February 27, 1997, the Former Lazard Sub-Advisory Agreement was approved by the Board of Trustees, including a majority of the Independent Board Members, and was recommended by the Trustees for shareholder approval. FAS, as the sole initial shareholder of the DG International Equity Fund, approved the Former Lazard Sub-Advisory Agreement on March 31, 1997.

          Under the terms of the Former Lazard Sub-Advisory Agreement and the New Lazard Sub-Advisory Agreement, subject to the direction of ParkSouth, Lazard acts as sub-adviser to the DG International Equity Fund. Under the terms of the Former Lazard Sub-Advisory Agreement and the New Lazard Sub-Advisory Agreement, Lazard formulates and implements a continuing program for the management of the assets of the DG International Equity Fund, and periodically amends and updates such programs from time to time as financial and other economic conditions warrant. Lazard makes all determinations with respect to the investment of the assets of the DG International Equity Fund and takes all steps as may be necessary to implement its investment decisions, including the placement of purchase and sale orders on behalf of the DG International Equity Fund.

          The Former Lazard Sub-Advisory Agreement and the New Lazard Sub-Advisory Agreement provide that ParkSouth will pay Lazard an annual sub-advisory fee equal to 0.50% of the average daily net assets of the DG International Equity Fund. The sub-advisory fee is calculated by ParkSouth, is accrued daily, and paid monthly, to Lazard. THE FEE ARRANGEMENT BETWEEN PARKSOUTH AND LAZARD IS IDENTICAL IN THE FORMER LAZARD SUB-ADVISORY AGREEMENT AND THE NEW LAZARD SUB-ADVISORY AGREEMENT.

          If approved by shareholders of the DG International Equity Fund at the Meeting, the New Lazard Sub-Advisory Agreement will remain in effect for an initial period of two years from its date of execution, unless terminated, and may be continued from year to year thereafter by the Board of Trustees. The continuation of the New Lazard Sub-Advisory Agreement must be approved by a majority vote of the Trustees, including a majority of the Independent Board Members, cast in person at a meeting called for that purpose. Lazard has the right, in any year, to notify ParkSouth in writing at least 60 days before the New Lazard Sub-Advisory Agreement's anniversary date, that it does not desire a renewal of the New Lazard Sub-Advisory Agreement. The Trustees, or a majority of the outstanding voting shares of the DG International Equity Fund, may terminate the New Lazard Sub-Advisory Agreement at any time without penalty by giving Lazard 60 days' written notice. The New Lazard Sub-Advisory Agreement may not be assigned and shall terminate automatically in the event of any assignment as defined in the 1940 Act. The New Lazard Sub-Advisory Agreement provides that it may be amended by a vote of both a majority of the Trustees, including a majority of the Independent Board Members, and by the holders of a majority of the outstanding voting shares of the DG International Equity Fund.

          If the New Lazard Sub-Advisory Agreement and the New Advisory Contract are approved by shareholders of the DG International Equity Fund, the New Lazard Sub-Advisory Agreement will become effective as of May 1, 1998. If the New Advisory Contract IS approved but the New Lazard Sub-Advisory Agreement is NOT approved by the shareholders of the DG International Equity Fund, ParkSouth would be fully responsible for the DG International Equity Fund's investment activities. If neither the New Advisory Contract nor the New Lazard Sub-Advisory Agreement is approved by the shareholders of the DG International Equity Fund, the Board of Trustees will consider what actions should be taken.

TRUSTEES' CONSIDERATIONS

          The Lazard New Sub-Advisory Agreement was unanimously approved on behalf of the DG International Equity Fund by the Board of Trustees of the Trust, including the Independent Board Members, at meetings held on February 26, 1998 and May 11, 1998. The Trustees considered information relating to Lazard, ParkSouth, First American Corporation, First American and the consolidated entity that would result from the completion of the Merger. The Board considered Lazard's capabilities and expertise in serving as sub-adviser to the DG International Equity Fund. The Trustees reviewed the terms of the New Lazard Sub-Advisory Agreement, including the fact that the sub-advisory services would continue to be performed at the same costs and by the same personnel at Lazard as they were under the Former Lazard Sub-Advisory Agreement. It was noted that Lazard has served as the sub-adviser to the DG International Equity Fund since its inception.

          The section entitled "Trustees' Considerations" under Proposal 2 discusses additional factors considered by the Trustees, as well as matters such as "assignment" of an investment advisory contract and "unfair burden" with respect to the realization of profit by ParkSouth or its parent as a result of the Merger. These statements are also applicable to shareholders of the DG International Equity Fund with respect to the ratification and approval or disapproval of the New Lazard Sub-Advisory Agreement. Shareholders should therefore review this information prior to determining whether to ratify and approve the New Lazard Sub-Advisory Agreement.

REQUIRED VOTE AND TRUSTEES' RECOMMENDATION

          With respect to DG International Equity Fund, approval of this proposal requires the affirmative vote of (a) 67% of the DG International Equity Fund's voting securities present at this meeting, if the holders of more than 50% of the DG International Equity Fund's outstanding voting securities are present or represented by proxy, or (b) more than 50% of the DG International Equity Fund's outstanding voting securities, whichever is less.

THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT BOARD MEMBERS, RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" APPROVAL OF THE NEW LAZARD SUB-ADVISORY AGREEMENT.

                          ADDITIONAL VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited by telephone, telegraph, facsimile or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions (including through the Internet at www.proxyvote.com) in accordance with procedures designed to authenticate the Shareholder's identity. In all cases where a telephonic authorization is solicited, the Shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the Shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a Shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the Shareholder to ensure that the vote has been taken in accordance with the Shareholder's instructions and to provide a telephone number to call immediately if the Shareholder's instructions are not correctly reflected in the confirmation. Shareholders requiring further information with respect to telephonic or electronically transmitted voting instructions or the proxy generally should call toll free 1-800-733-8481, extension 447. Any Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the DG Funds a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

          First American Corporation has advised the DG Funds and ISG Funds that shares of the DG Funds over which First American Corporation or its affiliates have voting power will be voted, whenever possible, in accordance with instructions received from beneficial owners or fiduciaries of such accounts who are not related to First American Corporation or its affiliates. As to employee benefit plans, First American Corporation or its affiliates may vote such shares in accordance with the recommendation of an independent fiduciary. Where First American Corporation is required or permitted to vote DG Fund shares, it will vote them in favor of the proposals.

          If a proxy is properly executed and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote DG Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the DG Fund shares represented thereby will be considered to be present at a Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will not constitute a vote "for" or "against" a matter and will be disregarded in determining the "votes cast" on an issue. Signed but unmarked proxies will be voted "for" the proposals.

          If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve a proposal with respect to a DG Fund are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies for that DG Fund. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "for" the proposal in favor of such adjournment, and will vote those proxies required to be voted "against" the proposal against any adjournment. A quorum is constituted with respect to a DG Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding DG Fund shares entitled to vote at the Meeting.

          The votes of ISG Fund shareholders are not being solicited since their approval or consent is not necessary for the Exchange or other proposals described herein.

                                  OTHER MATTERS

          The Trustees are not aware of any other matters which may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

          NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES

          Please advise the Trust, by calling Shareholders Communications at 1-800-733-8481, extension 447, whether other persons are the beneficial owners of DG Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of such shares.

          IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS OF A DG FUND WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN EACH ENCLOSED PROXY CARD IN THE ENCLOSED STAMPED ENVELOPE.

                                   APPENDIX A

                   DESCRIPTIONS OF THE DG FUNDS AND ISG FUNDS

NAME OF FUND                                                             PAGE

DG Equity Fund/ISG Large Cap Equity Portfolio                             A-2
DG Government Income Fund/ISG Government Income Portfolio                 A-7
DG International Equity Fund/ISG International Equity
         Portfolio                                                        A-12
DG Limited Term Government Income Fund/ISG Limited
         Duration U.S. Government Portfolio                               A-17
DG Municipal Income Fund/ISG Municipal Income Portfolio                   A-22
DG Opportunity Fund/ISG Small Cap Opportunity Portfolio                   A-27
DG Prime Money Market Fund/ISG Prime Money Market
         Portfolio                                                        A-32
DG Treasury Money Market Fund/ISG U.S. Treasury Money
         Market Portfolio                                                 A-36

                                 DG EQUITY FUND

COMPARISON OF DG EQUITY FUND AND ISG LARGE CAP EQUITY PORTFOLIO

o Investment Objectives are identical: Long-term capital appreciation. Current income is a secondary objective.

o    Management Policies are substantially identical:

          -- Each Fund invests at least 70% of its assets in equity securities.

          -- Each Fund invests primarily in equity securities of large capitalization (in excess of $1 billion) domestic companies which, in the opinion of the Fund's adviser, have potential to provide capital appreciation and current income.

          -- Each Fund may invest in common stocks, preferred stocks, warrants, convertible securities, foreign securities and American Depositary Receipts.

          -- Each Fund also may invest in investment grade fixed-income securities, zero coupon securities, money market instruments and repurchase agreements.

          -- Each Fund also may engage in options and futures transactions and lending portfolio securities.

          -- DG Equity Fund may borrow money only for temporary or emergency purposes. ISG Large Cap Equity Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Equity Fund's or ISG Large Cap Equity Portfolio's outstanding voting shares. Neither DG Equity Fund nor ISG Large Cap Equity Portfolio may:

          (1) with respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

          (2) hold more than 10% of the outstanding voting securities of any single issuer. With respect to ISG Large Cap Equity Portfolio, this investment restriction applies only with respect to 75% of its total assets.

          (3) invest more than 25% of the value of its total assets in securities of issuers in any single industry. This restriction does not apply to the purchase of U.S. Government securities.

          (4) borrow money, except the Fund may borrow up to 33-1/3% of the value of its total assets (DG Equity Fund may borrow only for temporary or emergency purposes).

          (5) sell securities short or purchase securities on margin, except as is necessary for purchases and sales of portfolio securities. The ISG Large Cap Equity Portfolio has no investment restriction on selling securities short.

          (6) issue senior securities, except to the extent certain options and futures activities may be deemed to give rise to a senior security.

          (7) invest in commodities, except for the purchase and sale of options and futures contracts.

          (8) purchase or sell real estate, but the Fund may purchase or sell securities secured by real estate. ISG Large Cap Equity Portfolio also may invest in real estate investment trusts.

          (9) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. DG Equity Fund may lend portfolio securities up to 5% of the value of its total assets, while ISG Large Cap Equity Portfolio may lend portfolio securities up to 33-1/3% of the value of its total assets.

          (10) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

          (11) invest in the securities of a company for the purpose of exercising management or control. This investment restriction is a non-fundamental policy of ISG Large Cap Equity Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

          (12) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings (limited to the lesser of the dollar amount borrowed or 15% of its total assets with respect to DG Equity Fund) and to the extent related to the purchase of securities on a when-issued basis and the deposit of assets in escrow in connection with put and call options and collateral and margin arrangements with respect to options and futures contracts. This investment restriction is a non-fundamental policy of ISG Large Cap Equity Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

          (13) invest more than 15% of its net assets in illiquid securities. This investment restriction is a non-fundamental policy of both DG Equity Fund and ISG Large Cap Equity Portfolio.

          (14) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG Equity Fund and ISG Large Cap Equity Portfolio.

          In addition, as a non-fundamental policy, DG Equity Fund may not enter into transactions for the purpose of engaging in arbitrage. ISG Large Cap Equity Portfolio has no such investment restriction, but currently has no intention of engaging in arbitrage transactions.

o    Fees and Expenses:


The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" and "Investing in the Funds--What Shares Cost" in the DG Equity Fund Prospectus and "Fee Table" and "How to Buy Shares --Purchase Price" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

SCHEDULE OF INITIAL SALES CHARGE:

          Until May 1, 2000, DG Equity Fund shareholders who participate in the Exchange and receive Class A Shares of ISG Large Cap Equity Portfolio will be permitted to purchase Class A Shares of ISG Large Cap Equity Portfolio subject to the lower initial sales charge, if any, applicable to the amount of transaction set forth below for DG Equity Fund or ISG Large Cap Equity Portfolio. Trust Shares are not subject to a sales charge.

                                 DG EQUITY FUND

------------------------------------------------------------------------------
                                                       TOTAL SALES LOAD

                                                 As a % of          As a % of
Amount of Transaction                         Offering Price     Net Asset Value

Less than $100,000........................      3.50%                 3.63%
$100,000 to less than $250,000............      3.00%                 3.09%
$250,000 to less than $500,000............      2.50%                 2.56%
$500,000 to less than $750,000............      2.00%                 2.04%
$750,000 to less than $1,000,000..........      1.50%                 1.52%
$1,000,000 but less than $2,000,000.......      0.50%                 0.50%
$2,000,000 or more........................      0.25%                 0.25%
------------------------------------------------------------------------------

                         ISG LARGE CAP EQUITY PORTFOLIO
                                     CLASS A
------------------------------------------------------------------------------
                                                       TOTAL SALES LOAD

                                                 As a % of          As a % of
Amount of Transaction                         Offering Price     Net Asset Value

Less than $50,000..........................      4.75%                4.99%
$50,000 to less than $100,000..............      4.00%                4.17%
$100,000 to less than $250,000.............      3.25%                3.36%
$250,000 to less than $500,000.............      2.50%                2.56%
$500,000 to less than $1,000,000...........      1.75%                1.78%
$1,000,000 or more*........................      -0-                  -0-

------------------------------------------------------------------------------

-------------------

* A contingent deferred sales charge of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                          -----------------------------------------------------------------------------------------------
                                  ISG Large Cap Equity                DG Equity                    Pro Forma
                                       Portfolio*                        Fund                    After Exchange
                          -----------------------------------------------------------------------------------------------
                            CLASS A         TRUST SHARES                                CLASS A         TRUST SHARES
                          ----------------------------------                          -----------------------------------
Management Fees             .75%            .75%                         .75%           .75%            .75%
12b-1 Fees                  .25%            None                        .35%**          .25%            None
Other Expenses              .29%            .29%                         .29%           .29%            .29%
Total Fund
  Operating Expenses        1.29%           1.04%                       1.39%**         1.29%           1.04%
                          -----------------------------------------------------------------------------------------------

----------------

* ISG Large Cap Equity Portfolio has not yet commenced operations. It is a newly-created fund that will continue the operations of DG Equity Fund upon consummation of the Exchange. Other expenses are based on estimated amounts.

** Rule 12b-1 fees are being waived by Federated and are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                          -----------------------------------------------------------------------------------------------
                                  ISG Large Cap Equity          DG Equity                       Pro Forma
                                       Portfolio*                 Fund                       After Exchange
                          -----------------------------------------------------------------------------------------------
                            CLASS A         TRUST SHARES                                CLASS A         TRUST SHARES
                          -----------------------------------                        ------------------------------------

1 Year                      $ 48              $ 11               $ 49                   $ 48               $ 11
3 Years                     $ 74              $ 33               $ 77                   $ 74               $ 33
5 Years                     $103              $ 57               $108                   $103               $ 57
10 Years                    $185              $127               $196                   $185               $127
                          -----------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE, IF ANY, IMPOSED ON A DG FUND SHAREHOLDER. SHARES RECEIVED IN THE EXCHANGE WILL NOT BE SUBJECT TO AN INITIAL SALES CHARGE. THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG Equity Fund's 12b-1 Fees were not being paid or accrued resulting in Total Fund Operating Expenses of 1.04%. ISG Large Cap Equity Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at 1.04% until May 1, 2000.

o    Primary Portfolio Manager(s):

Ronald E. Lindquist has been the primary portfolio manager of DG Equity Fund since its inception in August 1992. He will be the primary portfolio manager of ISG Large Cap Equity Portfolio.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG Equity Fund, (2) the capitalization of Class A Shares and Trust Shares of ISG Large Cap Equity Portfolio and (3) the pro forma capitalization of Class A Shares and Trust Shares of ISG Large Cap Equity Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                          -----------------------------------------------------------------------------------------------
                                  ISG Large Cap Equity                DG Equity                    Pro Forma
                                       Portfolio                         Fund                    After Exchange
                          -----------------------------------------------------------------------------------------------
                            CLASS A         TRUST SHARES                                CLASS A         TRUST SHARES
                          -----------------------------------                     ---------------------------------------
Total Net Assets             $0                $0                  $  769,535,072       $46,172,104      $723,362,968
Net Asset Value per
    share                    $0                $0                  $  24.45             $24.45           $24.45
Shares Outstanding            0                 0                      31,478,719         1,888,723        29,589,996
                          ------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG Equity Fund or ISG Large Cap Equity Portfolio is that the market value of its securities (and hence, its share price) may decline, sometimes rapidly and unpredictably. Such market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in foreign securities may involve liquidity and/or currency risks. Under certain market conditions, options and futures can increase the volatility of the Fund's net asset value, decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Equity Fund Prospectus and "Description of the Portfolios--Investment Considerations and Risk Factors" in the ISG Fund Prospectus.

PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Equity Fund Shares Outstanding: 30,855,207.620

o Entities known by DG Equity Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                    Percentage
Name and                           Number of                        Owned After
Address                            Shares             Percentage    Exchange

Houvis & Co.                       14,984,797          48.56%          48.56%
First American National Bank
Attn.:  Income Processing
800 First American Center
Nashville, TN  37237-0001

Houvis & Co.                       12,423,397          40.26%          40.26%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001

o Entities known by ISG Large Cap Equity Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares:
     None

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG Large Cap Equity Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Equity Fund.

                            DG GOVERNMENT INCOME FUND

COMPARISON OF DG GOVERNMENT INCOME FUND AND ISG GOVERNMENT INCOME PORTFOLIO

o    Investment Objective is identical: Current income

o    Management Policies are substantially identical:

     -- Each Fund invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities and will invest, under normal circumstances, at least 65% of its total assets in U.S. Government securities.

     -- Each Fund also may invest in corporate fixed income securities, mortgage-backed securities, asset-back securities, when-issued securities, securities of other investment companies, bank obligations, money market instruments and repurchase agreements.

     -- Each Fund may engage in options and futures transactions and lending portfolio securities.

     -- DG Government Income Fund may borrow money only for temporary or emergency purposes. ISG Government Income Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Government Income Fund's or ISG Government Income Portfolio's outstanding voting shares. Neither DG Government Income Fund nor ISG Government Income Portfolio may:

        (1) with respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

        (2) hold more than 10% of the outstanding voting securities of any single issuer. With respect to ISG Government Income Portfolio, this investment restriction applies only with respect to 75% of its total assets.

        (3) borrow money, except the Fund may borrow up to 33-1/3% of the value of its total assets (DG Government Income Fund may borrow only for temporary or emergency purposes).

        (4) sell securities short or purchase securities on margin, except as is necessary for purchases and sales of portfolio securities. The ISG Government Income Portfolio has no investment restriction on selling securities short.

        (5) issue senior securities, except to the extent certain options and futures activities may be deemed to give rise to a senior security.

        (6) invest in commodities, except for the purchase of options and futures contracts.

        (7) purchase or sell real estate, but the Fund may purchase or sell securities secured by real estate. ISG Government Income Portfolio also may invest in real estate investment trusts.

        (8) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. DG Government Income Fund may lend portfolio securities up to 5% of the value of its total assets, while ISG Government Income Portfolio may lend portfolio securities up to 33-1/3% of the value of its total assets.

        (9) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

        (10) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings (limited to the lesser of the dollar amount borrowed or 15% of its total assets with respect to DG Government Income Fund) and to the extent related to the purchase of securities on a when-issued basis and the deposit of assets in escrow in connection with put and call options and collateral and margin arrangements with respect to options and futures contracts. This investment restriction is a non-fundamental policy of ISG Government Income Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

        (11) invest more than 15% of its net assets in illiquid securities. This investment restriction is a non-fundamental policy of both DG
        Government Income Fund and ISG Government Income Portfolio.

        (12) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG Government Income Fund and ISG Government Income Portfolio.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" and "Investing in the Funds--What Shares Cost" in the DG Government Income Fund Prospectus and "Fee Table" and "How to Buy Shares--Purchase Price" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

SCHEDULE OF INITIAL SALES CHARGE:

     Until May 1, 2000, DG Government Income Fund shareholders who participate in the Exchange and receive Class A Shares of ISG Government Income Portfolio will be permitted to purchase Class A Shares of ISG Government Income Portfolio subject to the lower initial sales charge, if any, applicable to the amount of transaction set forth below for DG Government Income Fund or ISG Government Income Portfolio. Trust Shares are not subject to a sales charge.

                            DG GOVERNMENT INCOME FUND

------------------------------------------------------------------------------
                                                       TOTAL SALES LOAD

                                                As a % of           As a % of
Amount of Transaction                         Offering Price     Net Asset Value

Less than $100,000..........................       2.00%                2.04%
$100,000 to less than $250,000..............       1.75%                1.78%
$250,000 to less than $500,000..............       1.50%                1.52%
$500,000 to less than $750,000..............       1.25%                1.27%
$750,000 to less than $1,000,000............       1.00%                1.01%
$1,000,000 but less than $2,000,000                0.50%                0.50%
$2,000,000 or more..........................       0.25%                0.25%

------------------------------------------------------------------------------

                         ISG GOVERNMENT INCOME PORTFOLIO
                                     CLASS A

------------------------------------------------------------------------------
                                                       TOTAL SALES LOAD

                                                As a % of           As a % of
Amount of Transaction                         Offering Price     Net Asset Value

Less than $50,000.........................        3.00%                3.09%
$50,000 to less than $100,000.............        2.50%                2.56%
$100,000 to less than $250,000............        2.00%                2.04%
$250,000 to less than $500,000............        1.50%                1.52%
$500,000 to less than $1,000,000..........        1.00%                1.01%
$1,000,000 or more*.......................        -0-                  -0-
------------------------------------------------------------------------------

----------------------------

* A contingent deferred sales charge of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------

                                           ISG Government                DG Government                   Pro Forma
                                         Income Portfolio*                Income Fund                 After Exchange
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                -------------------------------------                      ------------------------------------
Management Fees                   .60%           .60%                          .60%             .60%            .60%
12b-1 Fees                        .25%           None                          .35%**           .25%            None
Other Expenses                    .31%           .31%                          .31%             .31%            .31%
Total Fund
  Operating Expenses              1.16%          .91%                         1.26%**           1.16%           .91%
                                ----------------------------------------------------------------------------------------------------

-----------------

* ISG Government Income Portfolio has not yet commenced operations. It is a newly-created fund that will continue the operations of DG Government
     Income Fund upon consummation of the Exchange. Other Expenses are based on estimated amounts.

** Rule 12b-1 fees are being waived by Federated and are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


                              -------------------------------------------------------------------------------------------------
                                         ISG Government                 DG Government                   Pro Forma
                                        Income Portfolio                 Income Fund                  After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------                               ---------------------------------
1 Year                          $ 32            $  9                  $ 33                      $ 32            $  9
3 Years                         $ 56            $ 29                  $ 59                      $ 56            $ 29
5 Years                         $ 83            $ 50                  $ 88                      $ 83            $ 50
10 Years                        $158            $112                  $169                      $158            $112
                              ------------------------------------------------------------------------------------------------------


THE AMOUNTS LISTED IN THE EXAMPLE REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE, IF ANY, IMPOSED ON A DG FUND SHAREHOLDER. SHARES RECEIVED IN THE EXCHANGE WILL NOT BE SUBJECT TO AN INITIAL SALES CHARGE. THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG Government Income Fund's 12b-1 Fees were not being paid or accrued resulting in Total Fund Operating Expenses of .91%. ISG Government Income Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at .91% until May 1, 2000.

o    Primary Portfolio Manager(s):

John Mark McKenzie has been the primary portfolio manager of DG Government Income Fund since August 1992. He will be the primary portfolio manager of ISG Government Income Portfolio. He is a Senior Vice President of ParkSouth and has been employed by DG Bank since 1984.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG Government Income Fund, (2) the capitalization of Class A Shares and Trust Shares of ISG Government Income Portfolio and (3) the pro forma capitalization of Class A Shares and Trust Shares of ISG Government Income Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              -------------------------------------------------------------------------------------------------
                                         ISG Government                 DG Government                   Pro Forma
                                        Income Portfolio                 Income Fund                  After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ------------------------------------                           ----------------------------------
Total Net Assets                $0              $0                    $261,765,940              $52,353         $261,713,587
Net Asset Value
  per share                     $0              $0                    $10.14                    $10.14          $10.14
Shares Outstanding               0               0                     769,535,072              153,907          769,381,165
                              ------------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG Government Income Fund or ISG Government Income Portfolio is that the market value of its securities (and hence, its share price) may decline in response to an increase in interest rates. This could cause a portfolio security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. The value of portfolio securities also could decline if one or more rating agencies lowered its rating of the issuing entities or if the financial condition of these entities worsened. Mortgage-backed and asset-backed securities are subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Under certain market conditions, options and futures can increase the volatility of the Fund's net asset value, decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Government Income Fund Prospectus and "Description of the Portfolios--Investment Considerations and Risk Factors" in the ISG Government Income Portfolio Prospectus.

PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Government Income Fund Shares Outstanding: 25,994,249.723

o Entities known by DG Government Income Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                     Percentage
Name and                          Number of                          Owned After
Address                           Shares              Percentage       Exchange

Houvis & Co.                      16,365,286          62.96%            62.96%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001

Houvis & Co.                      8,305,558           31.95%            31.95%
First American National Bank
Attn.: Income Processing
800 First American Center
Nashville, TN  37237-0001

o Entities known by ISG Government Income Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares:
     None

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG Government Income Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Government Income Fund.

                          DG INTERNATIONAL EQUITY FUND

COMPARISON OF DG INTERNATIONAL EQUITY FUND AND ISG INTERNATIONAL EQUITY
PORTFOLIO

o    Investment Objective is identical: Capital appreciation

o    Management Policies are substantially identical:

     -- Each Fund invests at least 65% of its total assets in equity securities denominated in foreign currencies.

     -- Each Fund invests in issuers located in at least three countries outside of the United States.

     -- Each Fund invests in equity securities of established companies primarily in economically developed countries, however, up to 40% of DG International Equity Fund's and up to 25% of ISG International Equity Portfolio's assets may be invested in issuers in emerging markets.

     -- In selecting investments for each Fund, LAM attempts to identify inexpensive markets worldwide through traditional measures of value, and focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends.

     -- Each Fund may invest in American Depositary Receipts, Global Depositary
        Receipts and European Depositary Receipts.

     -- Each Fund also may invest in fixed-income securities denominated in foreign currencies, money market instruments and repurchase agreements.

     -- Each Fund may engage in options and future transactions, foreign currency transactions and lending portfolio securities.

     -- DG International Equity Fund may borrow money only for temporary or emergency purposes. ISG International Equity Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG International Equity Fund's or ISG International Equity Portfolio's outstanding voting shares. Neither DG International Equity Fund nor ISG International Equity Portfolio may:

        (1) purchase securities on margin, except as is necessary for purchases and sales of portfolio securities.

        (2) issue senior securities, except to the extent certain options and futures activities may be deemed to give rise to a senior security.

        (3) borrow money, except the Fund may borrow up to 33-1/3% of value of its total assets. (DG International Equity Fund may borrow only for temporary or emergency purposes.)

        (4) invest more than 25% of the value of its total assets in securities of issuers having their principal business activities in the same industry. This investment restriction does not apply to the purchase of U.S. Government securities.

        (5) invest in commodities, except for the purchase and sale of options, forward contracts and futures contracts.

        (6) purchase or sell real estate, but the Fund may purchase or sell securities secured by real estate or issued by companies that invest in real estate, including real estate investment trusts.

        (7) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. In addition, the Fund may lend portfolio securities up to 33-1/3% of the value of its total assets.

        (8) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

        (9) acquire more than 10% of the outstanding voting securities of any one issuer. The ISG International Equity Portfolio has no such restriction.

        (10) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings (limited to 15% of its total assets with respect to DG International Equity Fund) and to the extent related to the purchase of securities on a when-issued basis and the deposit of assets in escrow in connection with put and call options and collateral and margin arrangements with respect to options and futures contracts. This investment restriction is a non-fundamental policy of ISG International Equity Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

        (11) invest more than 15% of its net assets in illiquid securities. This investment restriction is a non-fundamental policy of both DG International Equity Fund and ISG International Equity Portfolio.

        (12) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG International Equity Fund and ISG International Equity Portfolio.

        (13) invest in securities of issuers for the purpose of exercising management or control. This investment restriction is a non-fundamental policy of both DG International Equity Fund and ISG International Equity Portfolio.

        Further, as a fundamental policy, DG International Equity Fund will not permit margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts to exceed 5% of the fair market value of the Fund's total assets after taking into account the unrealized profits and losses on those contracts. ISG International Equity Portfolio has not adopted such a restriction as a fundamental policy. In addition, as a non-fundamental policy, DG International Equity Fund may not invest in interests in oil, gas or other mineral exploration, other than debentures or equity interests therein. ISG International Equity Portfolio has no such investment restriction, but currently has no intention of investing in such interests.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" in the DG International Equity Fund Prospectus and "Fee Table" and "How to Buy Shares--Purchase Price" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

SCHEDULE OF INITIAL SALES CHARGE:

          DG International Equity Fund does not impose an initial sales charge. Until May 1, 2000, DG International Equity Fund shareholders who participate in the Exchange and receive Class A Shares of ISG International Equity Portfolio will be permitted to purchase Class A Shares of ISG International Equity Portfolio at net asset value without an initial sales charge. Trust Shares are not subject to a sales charge.

                       ISG INTERNATIONAL EQUITY PORTFOLIO
                                     CLASS A

------------------------------------------------------------------------------
                                                        TOTAL SALES LOAD

                                             As a % of             As a % of
Amount of Transaction                      Offering Price        Net Asset Value

Less than $50,000..........................      4.75%                  4.99%
$50,000 to less than $100,000..............      4.00%                  4.17%
$100,000 to less than $250,000.............      3.25%                  3.36%
$250,000 to less than $500,000.............      2.50%                  2.56%
$500,000 to less than $1,000,000...........      1.75%                  1.78%
$1,000,000 or more*........................      -0-                    -0-

------------------------------------------------------------------------------

--------------------

* A contingent deferred sales charge of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------
                                         ISG International                     DG
                                         Equity Portfolio*               International                   Pro Forma
                                                                          Equity Fund                 After Exchange
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                -------------------------------                              ----------------------------------
Management Fees                      1.00%           1.00%                    1.00%                 1.00%           1.00%
12b-1 Fees                            .25%           None                      .25%**                .25%           None
Other Expenses                       1.27%           1.27%                    1.27%                 1.27%           1.27%
Total Fund
  Operating Expenses                 2.52%           2.27%                    2.52%**               2.52%           2.27%
                                -----------------------------------------------------------------------------------------------

-----------------

* ISG International Equity Portfolio has not commenced operations. It is a newly-created fund that will continue the operations of DG International
     Equity Fund upon consummation of the Exchange. Other Expenses are based on estimated amounts.

** Rule 12b-1 fees are being waived by Federated and are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                              -------------------------------------------------------------------------------------------------
                                        ISG International                    DG                         Pro Forma
                                        Equity Portfolio                International                 After Exchange
                                                                         Equity Fund
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------                           -------------------------------------

1 Year                          $ 26            $ 23                        $ 26                 $ 26               $ 23
3 Years                         $ 78            $ 71                        $ 78                 $ 78               $ 71
5 Years                         $134            $122                        $134                 $134               $122
10 Years                        $286            $261                        $286                 $286               $261
                              -------------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE, IF ANY, IMPOSED ON DG FUND SHAREHOLDERS. SHARES RECEIVED IN THE EXCHANGE WILL NOT BE SUBJECT TO AN INITIAL SALES CHARGE. THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG International Equity Fund's 12b-1 Fees were not being paid or accrued and a portion of its Management Fees were waived voluntarily resulting in Total Fund Operating Expenses of 1.77%. ISG International Equity Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at 1.77% until May 1, 2000.

o    Primary Portfolio Manager(s):

Herbert W. Gullquist and John R. Reinsberg have been the primary portfolio managers of DG International Equity Fund since its inception in March 1997. They will be the primary portfolio managers of ISG International Equity Portfolio. Mr. Gullquist is a Managing Director of LAM and has been with LAM since 1982, during which time he has managed various client discretionary accounts. Mr. Reinsberg is a Managing Director of LAM and has been with LAM since 1992, during which time he has managed various client discretionary accounts.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG International Equity Fund, (2) the capitalization of Class A Shares and Trust Shares of ISG International Equity Portfolio and (3) the pro forma capitalization of Class A Shares and Trust Shares of ISG International Equity Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              -------------------------------------------------------------------------------------------------
                                        ISG International                    DG
                                        Equity Portfolio                International                   Pro Forma
                                                                         Equity Fund                  After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              --------------------------------------                          ---------------------------------

Total Net Assets                $0              $0                       $29,720,407               $2,972          $29,717,435
Net Asset Value
  per share                     $0              $0                       $11.07                    $11.07          $11.07
Shares Outstanding               0               0                         2,684,856                  268            2,684,587
                              -------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG International Equity Fund or ISG International Equity Portfolio is that the market value of its securities (and hence, its share price) may decline, sometimes rapidly and unpredictably. Such market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in foreign securities may involve liquidity and/or currency risks. Because evidence of ownership of foreign securities usually are held outside the United States, each Fund will be subject to possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on foreign securities to investors located outside the country of the issuer. Emerging market countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries. Under certain market conditions, options and futures can increase the volatility of the Fund's net asset value, decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG International Equity Fund Prospectus and "Description of the Portfolios--Investment Considerations and Risk Factors" in the ISG Fund Prospectus.

PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG International Equity Fund Shares Outstanding: 2,771,695.684

Entities known by DG International Equity Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                  Percentage
Name and                           Number of                       Owned After
ADDRESS                              SHARES        PERCENTAGE        EXCHANGE

Houvis & Co.                     1,832,321           66.11%            66.11%
First American National Bank
Attn.:  Income Processing
800 First American Center
Nashville, TN  37237-0001

Houvis & Co.                       890,458           32.13%            32.13%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001

o Entities known by ISG International Equity Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares:
     None

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG International Equity Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG International Equity Fund.

                     DG LIMITED TERM GOVERNMENT INCOME FUND

COMPARISON OF DG LIMITED TERM GOVERNMENT INCOME FUND AND ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO

o Investment Objective is substantially similar: DG Limited Term Government Income Fund seeks to provide investors with current income. ISG Limited Duration U.S. Government Portfolio seeks to provide investors with high current income without assuming undue risk.

o    Management Policies are substantially similar:

     -- Each Fund invests in securities issued or guaranteed by the U.S.
        Government or its agencies or instrumentalities and repurchase agreements in respect of such securities. Under normal market conditions, DG Limited Term Government Income Fund will invest at least 65% of the value of its total assets in U.S. Government securities. ISG Limited Duration U.S. Government Portfolio has no such management policy, but currently intends to invest at least 65% of the value of its total assets in U.S. Government securities.

     -- The weighted average duration of DG Limited Term Government Income
        Fund's portfolio securities will at all times be limited to between one and three years. ISG Limited Duration U.S. Government Portfolio will seek to maintain a duration ranging between one year and four years depending on market conditions. Under normal market conditions, the effective duration of ISG Limited Duration U.S. Government Portfolio's portfolio securities will approximate that of the Merrill Lynch Government 1 to 5 Year Bond Index. As of December 31, 1997, the securities comprising the Merrill Lynch Government 1 to 5 Year Bond Index had an effective duration of approximately 2.20 years.

     -- DG Limited Term Government Income Fund may invest in corporate bonds, asset-backed securities and bank obligations, and may engage in options and futures transactions. ISG Limited Duration U.S. Government Portfolio may not invest in these securities or engage in these transactions.

     -- DG Limited Term Government Income Fund may borrow money only for temporary or emergency purposes. ISG Limited Duration U.S. Government Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Limited Term Government Income Fund's or ISG Limited Duration U.S. Government Portfolio's outstanding voting shares. Neither DG Limited Term Government Income Fund nor ISG Limited Duration U.S. Government Portfolio may:

        (1) borrow money, except the Fund may borrow up to 33-1/3% of the value of its total assets (DG Limited Term Government Income Fund may borrow only for temporary or emergency purposes).

        (2) sell securities short or purchase securities on margin, except as is necessary for purchases and sales of portfolio securities. The ISG Limited Duration U.S. Government Portfolio may sell securities short "against the box" up to 15% of the value of its net assets.

        (3) issue senior securities, except to the extent certain options and futures activities may be deemed to give rise to a senior security.

        (4) invest in commodities, except for the purchase of options and futures contracts.

        (5) purchase or sell real estate, but the Fund may purchase or sell securities secured by real estate.

        (6) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. DG Limited Term Government Income Fund may lend portfolio securities up to 5% of the value of its total assets, while ISG Limited Duration U.S. Government Portfolio may lend portfolio securities up to 33-1/3% of the value of its total assets.

        (7) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

        (8) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings (limited to the lesser of the dollar amount borrowed or 15% of its total assets with respect to DG Limited Term Government Income Fund) and to the extent related to the purchase of securities on a when-issued basis and the deposit of assets in escrow in connection with put and call options and collateral and margin arrangements with respect to options and futures contracts. This investment restriction is a non-fundamental policy of ISG Limited Duration U.S. Government Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

        (9) invest more than 15% (10% in the case of ISG Limited Duration U.S. Government Portfolio) of its net assets in illiquid securities. This investment restriction is a non-fundamental policy of both DG Limited Term Government Income Fund and ISG Limited Duration U.S. Government Portfolio.

        (10) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG Limited Term Government Income Fund and ISG Limited Duration U.S. Government Portfolio.

        In addition, as a fundamental policy, DG Limited Term Government Income Fund may not, with respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer or hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities. ISG Limited Duration U.S. Government Portfolio is a non-diversified fund and is not subject to this investment restriction. As non-fundamental policies, ISG Limited Duration U.S. Government Portfolio may not (a) invest in the securities of a company for the purpose of exercising management or control, (b) purchase or sell puts, calls or combinations thereof, or (c) invest more than 5% of its total assets in securities of any company having less than three years' continuous operations. DG Limited Term Government Income Portfolio has no such investment restrictions, but currently intends not to (x) invest in companies to exercise management or control or (y) purchase securities of any company having less than three years' continuous operations. DG Limited Term Government Income Portfolio, however, may purchase and sell put and call options on portfolio securities.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" and "Investing in the Funds--What Shares Cost" in the DG Limited Term Government Income Fund Prospectus and "Fee Table" and "How to Buy Shares--Purchase Price" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

SCHEDULE OF INITIAL SALES CHARGE:

          Until May 1, 2000, DG Limited Term Government Income Fund shareholders who participate in the Exchange and receive Class A Shares of ISG Limited Duration U.S. Government Portfolio will be permitted to purchase Class A Shares of ISG Limited Duration U.S. Government Portfolio subject to the lower initial sales charge, if any, applicable to the amount of transaction set forth below for DG Limited Term Government Income Fund or ISG Limited Duration U.S. Government Portfolio. Trust Shares are not subject to any sales charge.

                     DG LIMITED TERM GOVERNMENT INCOME FUND

------------------------------------------------------------------------------
                                                            TOTAL SALES LOAD

                                                As a % of          As a % of
Amount of Transaction                         Offering Price    Net Asset Value

Less than $100,000.........................        2.00%            2.04%
$100,000 to less than $250,000.............        1.75%            1.78%
$250,000 to less than $500,000.............        1.50%            1.52%
$500,000 to less than $750,000.............        1.25%            1.27%
$750,000 to less than $1,000,000...........        1.00%            1.01%
$1,000,000 but less than $2,000,000                0.50%            0.50%
$2,000,000 or more.........................        0.25%            0.25%

------------------------------------------------------------------------------

                 ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO

                                     CLASS A

------------------------------------------------------------------------------
                                                            TOTAL SALES LOAD

                                                As a % of          As a % of
Amount of Transaction                         Offering Price    Net Asset Value

Less than $50,000...........................     3.00%                 3.09%
$50,000 to less than $100,000...............     2.50%                 2.56%
$100,000 to less than $250,000..............     2.00%                 2.04%
$250,000 to less than $500,000..............     1.50%                 1.52%
$500,000 to less than $1,000,000............     1.00%                 1.01%
$1,000,000 or more*.........................     -0-                   -0-

------------------------------------------------------------------------------

-----------------

* A contingent deferred sales charge of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------

                                        ISG Limited Duration            DG Limited Term
                                          U.S. Government                  Government                    Pro Forma
                                             Portfolio                    Income Fund                 After Exchange
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                ----------------------------------                         ------------------------------------
Management Fees                   .50%           .50%                          .60%             .50%            .50%
12b-1 Fees                        .25%           None                          .35%*            .25%            None
Other Expenses                    .41%           .41%                          .77%             .41%            .41%
Total Fund
  Operating Expenses             1.16%           .91%                         1.72%*           1.16%            .91%
                                -----------------------------------------------------------------------------------------------

------------

* Rule 12b-1 fees are being waived by Federated and are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                              -------------------------------------------------------------------------------------------------
                                      ISG Limited Duration             DG Limited Term
                                         U.S. Government                 Government                     Pro Forma
                                            Portfolio                    Income Fund                  After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------                               ---------------------------------
1 Year                          $ 32            $  9                    $ 37                    $ 32             $  9
3 Years                         $ 56            $ 29                    $ 73                    $ 56             $ 29
5 Years                         $ 83            $ 50                    $111                    $ 83             $ 50
10 Years                        $158            $112                    $219                    $158             $112
                              -------------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE, IF ANY, IMPOSED ON A DG FUND SHAREHOLDER. SHARES RECEIVED IN THE EXCHANGE WILL NOT BE SUBJECT TO AN INITIAL SALES CHARGE. THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG Limited Term Government Income Fund's 12b-1 Fees were not being paid or accrued and a portion of its Management Fees were waived voluntarily resulting in Total Fund Operating Expenses of 1.22%. ISG Limited Duration U.S. Government Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at 1.22% until May 1, 2000.

o     Primary Portfolio Manager(s):

John Mark McKenzie and Donald F. Turk are the primary portfolio managers of DG Limited Term Government Income Fund and ISG Limited Duration U.S. Government Portfolio, respectively . Mr. McKenzie has been the primary portfolio manager of DG Limited Term Government Income Fund since August 1992. Mr. Turk has been the primary portfolio manager of the ISG Limited Duration U.S. Government Portfolio since February 1997. Messrs. McKenzie and Turk will continue as the primary portfolio managers of ISG Limited Duration U.S. Government Portfolio after the Exchange.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG Limited Term Government Income Fund, (2) the capitalization of Class A Shares and Trust Shares of ISG Limited Duration U.S. Government Portfolio and (3) the pro forma capitalization of Class A Shares and Trust Shares of ISG Limited Duration U.S. Government Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              -----------------------------------------------------------------------------------------------------
                                                                            DG Limited
                                            ISG Limited                        Term
                                           Duration U.S.                    Government                     Pro Forma
                                        Government Portfolio                Income Fund                  After Exchange
                              -----------------------------------------------------------------------------------------------------
                                CLASS A             TRUST SHARES                                  CLASS A            TRUST
                                                                                                                     SHARES
                              ---------------------------------------                          ------------------------------------
Total Net Assets                $20,049,523         $0                   $30,382,585              $1,983,351         $48,448,757
Net Asset Value
  per share                          $10.13         $0                         $9.77                  $10.13              $10.13
Shares Outstanding                1,978,620          0                     3,109,043                 195,790           4,782,700
                              -----------------------------------------------------------------------------------------------------

o Investment Considerations and Risks are substantially similar:

The principal risk of investing in DG Limited Term Government Income Fund or ISG Limited Duration U.S. Government Portfolio is that the market value of its securities (and hence, its share price) may decline in response to an increase in interest rates. This could cause a portfolio security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Asset-backed securities that DG Limited Term Government Income Fund may invest in are subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. DG Limited Term Government Income Fund may engage in options transactions. Under certain market conditions, options can increase the volatility of DG Limited Term Government Income Fund's net asset value, decrease the liquidity of its portfolio and make more difficult the accurate pricing of its portfolio. DG Limited Term Government Income Fund is a diversified fund, while ISG Limited Duration U.S. Government Portfolio is a non-diversified fund. To the extent ISG Limited Duration U.S. Government Portfolio were to invest its assets in other than U.S. Government securities, a relatively high percentage of such assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, and ISG Limited Duration U.S. Government Portfolio's securities could be more sensitive to changes in the market value of a single issuer or industry. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Limited Term Government Income Fund Prospectus and "Description of the Portfolios-- Investment Considerations and Risks" in the ISG Fund Prospectus.

PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Limited Term Government Income Fund Shares Outstanding: 2,997,997.651

o Entities known by DG Limited Term Government Income Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                   Percentage
Name and                          Number of                         Owned After
Address                           Shares            Percentage       Exchange

Houvis & Co.                      1,476,430         49.25%            29.32%
First American National Bank
Attn.:  Income Processing
800 First American Center
Nashville, TN  37237-0001

Houvis & Co.                      1,192,200         39.77%            23.67%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001

o Entities known by ISG Limited Duration U.S. Government Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares:

                                                                  Percentage
Name and                          Number of       Percentage      Owned After
Address                           Shares          of Class        Exchange

First American National Bank
Attn:  AmeriStar Investment
Management & Trust                1,955,036         99.28%           40.27%
800 First American Center         Class A Shares
Nashville, TN  37237

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG Limited Duration U.S. Government Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Limited Term Government Income Fund.

                            DG MUNICIPAL INCOME FUND

COMPARISON OF DG MUNICIPAL INCOME FUND AND ISG MUNICIPAL INCOME PORTFOLIO

o Investment Objective is identical: To provide current income that is exempt from federal regular income tax.

o    Management Policies are substantially similar:

     -- Each Fund invests at least 80% of its net assets in obligations the interest from which is exempt from federal regular income tax or so that at least 80% of the income from its investments will be exempt from federal regular income tax.

     -- Each Fund invests in investment grade municipal securities.

     -- Each Fund also may invest in participation interests, variable rate municipal securities, municipal leases, bank obligations, money market instruments and repurchase agreements.

     -- Each Fund may lend its portfolio securities.

     -- DG Municipal Income Fund may borrow money only for temporary or emergency purposes. ISG Municipal Income Portfolio may borrow money for leveraging purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Municipal Income Fund's or ISG Municipal Income Portfolio's outstanding voting shares. Neither DG Municipal Income Fund nor ISG Municipal Income Portfolio may:

        (1) with respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

        (2) hold more than 10% of the outstanding voting securities of any single issuer. With respect to ISG Municipal Income Portfolio, this investment restriction applies only with respect to 75% of its total assets.

        (3) invest more than 25% of the value of its total assets in securities of issuers in any single industry. This restriction does not apply to the purchase of U.S. Government securities. DG Municipal Income Fund will not purchase securities if, as a result of such purchase, 25% or more of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. DG Municipal Income Fund does not intend to purchase securities that would increase the percentage of its total assets invested in the securities of governmental subdivisions located in any one state, territory, or U.S. possession to 25% or more. However, it may invest 25% or more of its assets in tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality.

        (4) borrow money, except the Fund may borrow up to 33-1/3% of the value of its total assets (DG Municipal Income Fund may borrow only for temporary or emergency purposes).

        (5) sell securities short or purchase securities on margin, except as is necessary for purchases and sales of portfolio securities. The ISG Municipal Income Portfolio has no investment restriction on selling securities short.

        (6) issue senior securities, except to the extent certain options and futures activities may be deemed to give rise to a senior security.

        (7) purchase or sell commodities or commodities futures contracts. ISG Municipal Income Portfolio, however, may purchase options and futures contracts.

        (8) purchase or sell real estate, but the Fund may purchase or sell securities secured by real estate. ISG Municipal Income Portfolio also may invest in real estate investment trusts.

        (9) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each of DG Municipal Income Fund and ISG Municipal Income Portfolio may lend its portfolio securities up to 33-1/3% of the value of its total assets.

        (10) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities, and except that ISG Municipal Income Portfolio may bid separately or as part of a group for the purchase of municipal obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

        (11) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings (limited to the lesser of the dollar amount borrowed or 15% of its total assets with respect to DG Municipal Income Fund) and to the extent related to the purchase of securities on a when-issued basis and the deposit of assets in escrow in connection with put and call options and collateral and margin arrangements with respect to options and futures contracts. This investment restriction is a non-fundamental policy of ISG Municipal Income Portfolio and may be changed by the Company's Board members at any time.

        (12) invest more than 15% of its net assets in illiquid securities. This investment restriction is a non-fundamental policy of both DG Municipal Income Fund and ISG Municipal Income Portfolio.

        (13) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG Municipal Income Fund and ISG Municipal Income Portfolio.

     In addition, as a non-fundamental policy, DG Municipal Income Fund may not enter into transactions for the purpose of engaging in arbitrage. ISG Municipal Income Portfolio has no such investment restriction.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" and "Investing in the Funds--What Shares Cost" in the DG Municipal Income Fund Prospectus and "Fee Table" and "How to Buy Shares--Purchase Price" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

SCHEDULE OF INITIAL SALES CHARGE:

          Until May 1, 2000, DG Municipal Income shareholders who participate in the Exchange and receive Class A Shares of ISG Municipal Income Portfolio will be permitted to purchase Class A Shares of ISG Municipal Income Portfolio subject to the lower initial sales charge, if any, applicable to the amount of transaction set forth below for DG Municipal Income Fund or ISG Municipal Income Fund. Trust Shares are not subject to a sales charge.

                            DG MUNICIPAL INCOME FUND
------------------------------------------------------------------------------
                                                    TOTAL SALES LOAD

                                            As a % of            As a % of
Amount of Transaction                     Offering Price      Net Asset Value

Less than $100,000......................        2.00%             2.04%
$100,000 to less than $250,000..........        1.75%             1.78%
$250,000 to less than $500,000..........        1.50%             1.52%
$500,000 to less than $750,000..........        1.25%             1.27%
$750,000 to less than $1,000,000........        1.00%             1.01%
$1,000,000 but less than $2,000,000             0.50%             0.50%
$2,000,000 or more......................        0.25%             0.25%

------------------------------------------------------------------------------

                         ISG MUNICIPAL INCOME PORTFOLIO
                                     CLASS A
------------------------------------------------------------------------------
                                                    TOTAL SALES LOAD

                                            As a % of            As a % of
Amount of Transaction                     Offering Price      Net Asset Value

Less than $50,000.......................       3.00%               3.09%
$50,000 to less than $100,000...........       2.50%               2.56%
$100,000 to less than $250,000..........       2.00%               2.04%
$250,000 to less than $500,000..........       1.50%               1.52%
$500,000 to less than $1,000,000........       1.00%               1.01%
$1,000,000 or more*.....................       -0-                 -0-
------------------------------------------------------------------------------

----------------

* A contingent deferred sales charge of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------

                                           ISG Municipal                  DG Municipal                   Pro Forma
                                         Income Portfolio*                Income Fund                 After Exchange
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                ---------------------------------------                       ---------------------------------
Management Fees                       .60%             .60%                    .60%                 .60%            .60%
12b-1 Fees                            .25%             None                    .35%**               .25%            None
Other Expenses                        .60%             .60%                    .60%                 .60%            .60%
Total Fund
  Operating Expenses                 1.45%            1.20%                   1.55%**              1.45%           1.20%
                                -----------------------------------------------------------------------------------------------
----------------

* ISG Municipal Income Portfolio has not yet commenced operations. It is a newly-created fund that will continue the operations of DG Municipal Income
     Fund upon consummation of the Exchange. Other Expenses are based on estimated amounts.

** Rule 12b-1 fees are being waived by Federated and are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                              -------------------------------------------------------------------------------------------------
                                          ISG Municipal                 DG Municipal                    Pro Forma
                                        Income Portfolio                 Income Fund                  After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------------                         ---------------------------------
1 Year                          $ 34            $ 12                  $ 35                      $ 34            $ 12
3 Years                         $ 65            $ 38                  $ 68                      $ 65            $ 38
5 Years                         $ 98            $ 66                  $103                      $ 98            $ 66
10 Years                        $190            $145                  $201                      $190            $145
                              -------------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE, IF ANY, IMPOSED ON A DG FUND SHAREHOLDER. SHARES RECEIVED IN THE EXCHANGE WILL NOT BE SUBJECT TO AN INITIAL SALES CHARGE. THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG Municipal Income Fund's 12b-1 Fees were not being paid or accrued and a portion of its Management Fees were waived voluntarily resulting in Total Fund Operating Expenses of .90%. ISG Municipal Income Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at
 .90% until May 1, 2000.

o    Primary Portfolio Manager(s):

John Mark McKenzie has been the primary portfolio manager of DG Municipal Income Fund since February 1997. He and Sharon S. Brown will be the primary portfolio managers of ISG Municipal Income Portfolio. Mr. McKenzie is a Senior Vice President of ParkSouth and has been employed by DG Bank since 1984. Ms. Brown has been a Trust Officer of First American since 1988.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG Municipal Income Fund, (2) the capitalization of Class A Shares and Trust Shares of ISG Municipal Income Portfolio and (3) the pro forma capitalization of Class A Shares and Trust Shares of ISG Municipal Income Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              ----------------------------------------------------------------------------------------------------
                                          ISG Municipal                 DG Municipal                      Pro Forma
                                        Income Portfolio                 Income Fund                   After Exchange
                              ----------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A          TRUST SHARES
                              ---------------------------------------                         ------------------------------------

Total Net Assets                $0              $0                    $53,888,170               $1,724,421          $52,163,748
Net Asset Value
  per share                     $0              $0                         $10.87                   $10.87               $10.87
Shares Outstanding               0               0                      4,956,051                  158,594            4,797,457
                              ----------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG Municipal Income Fund or ISG Municipal Income Portfolio is that the market value of its securities (and hence, its share price) may decline in response to an increase in interest rates. This could cause a portfolio security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. The value of portfolio securities also could decline if one or more rating agencies lowered its rating of the issuing entities or if the financial condition of these entities worsened. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Municipal Income Fund Prospectus and "Description of the Portfolios--Investment Considerations and Risk Factors" in the ISG Fund Prospectus.


PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Municipal Income Fund Shares Outstanding: 5,034,499.918

o Entities known by DG Municipal Income Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                   Percentage
Name and                             Number of                      Owned After
Address                              Shares            Percentage     Exchange

Houvis & Co.                         4,860,027         96.53%            96.53%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001

o Entities known by ISG Municipal Income Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares:
     None


o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG Municipal Income Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Municipal Income Fund.

                               DG OPPORTUNITY FUND

COMPARISON OF DG OPPORTUNITY FUND AND ISG SMALL CAP OPPORTUNITY PORTFOLIO

o    Investment Objective is identical: Capital appreciation

o    Management Policies are substantially identical:

        -- Each Fund invests at least 65% of its total assets in equity securities of companies with a market capitalization of less than $1 billion.

        -- Womack Management employs a fundamental growth-oriented approach to selecting portfolio securities for each Fund.

        -- Each Fund may invest in common stocks, fixed-income securities, foreign securities, American Depositary Receipts, bank obligations, money market instruments and repurchase agreements.

        -- Each Fund may engage in options and futures transactions and lending portfolio securities.

        -- DG Opportunity Fund may borrow money only for temporary or emergency purposes. ISG Small Cap Opportunity Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Opportunity Fund's or ISG Small Cap Opportunity Portfolio's outstanding voting shares. Neither DG Opportunity Fund nor ISG Small Cap Opportunity Portfolio may:

        (1) with respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

        (2) hold more than 10% of the outstanding voting securities of any single issuer. With respect to ISG Small Cap Opportunity Portfolio, this investment restriction applies only with respect to 75% of its total assets.

        (3) invest more than 25% of the value of its total assets in securities of issuers in any single industry. This restriction does not apply to the purchase of U.S. Government securities.

        (4) sell securities short or purchase securities on margin, except as is necessary for purchases and sales of portfolio securities. The ISG Small Cap Opportunity Portfolio has no investment restriction on selling securities short.

        (5) issue senior securities, except to the extent certain options and futures activities may be deemed to give rise to a senior security.

        (6) borrow money, except the Fund may borrow up to 33-1/3% of value of its total assets (DG Opportunity Fund may borrow only for temporary or emergency purposes).

        (7) invest in commodities, except for the purchase of options and futures contracts.

        (8) purchase or sell real estate, but the Fund may purchase or sell securities secured by real estate. ISG Small Cap Opportunity Portfolio also may invest in real estate investment trusts.

        (9) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Fund may lend portfolio securities up to 33-1/3% of the value of its total assets.

        (10) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

        (11) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings (limited to the lesser of the dollar amount borrowed or 15% of its total assets with respect to DG Opportunity Fund) and to the extent related to the purchase of securities on a when-issued basis and the deposit of assets in escrow in connection with put and call options and collateral and margin arrangements with respect to options and futures contracts. This investment restriction is a non-fundamental policy of ISG Small Cap Opportunity Portfolio and may be changed by the Company's Board members at any time.

        (12) invest more than 15% of its net assets in illiquid securities. This investment restriction is a non-fundamental policy of both DG Opportunity Fund and ISG Small Cap Opportunity Portfolio.

        (13) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This restriction is a non-fundamental policy of both DG Opportunity Fund and ISG Small Cap Opportunity Portfolio.

     In addition, as a non-fundamental policy, DG Opportunity Fund may not enter into transactions for the purpose of engaging in arbitrage. ISG Small Cap Opportunity Portfolio has no such restriction.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" and "Investing in the Funds--What Shares Cost" in the DG Opportunity Fund Prospectus and "Fee Table" and "How to Buy Shares--Purchase Price" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

SCHEDULE OF INITIAL SALES CHARGE:

          Until May 1, 2000, DG Opportunity Fund shareholders who participate in the Exchange and receive Class A Shares of ISG Small Cap Opportunity Portfolio will be permitted to purchase Class A Shares of ISG Small Cap Opportunity Portfolio subject to the lower initial sales charge, if any, applicable to the amount of transaction set forth below for DG Opportunity Fund or ISG Small Cap Opportunity Portfolio. Trust Shares are not subject to a sales charge.

                               DG OPPORTUNITY FUND

------------------------------------------------------------------------------
                                                       TOTAL SALES LOAD

                                           As a % of               As a % of
Amount of Transaction                    Offering Price         Net Asset Value

Less than $100,000.....................        3.50%                   3.63%
$100,000 to less than $250,000.........        3.00%                   3.09%
$250,000 to less than $500,000.........        2.50%                   2.56%
$500,000 to less than $750,000.........        2.00%                   2.04%
$750,000 to less than $1,000,000.......        1.50%                   1.52%
$1,000,000 but less than $2,000,000            0.50%                   0.50%
$2,000,000 or more.....................        0.25%                   0.25%

------------------------------------------------------------------------------

                       ISG SMALL CAP OPPORTUNITY PORTFOLIO
                                     CLASS A

------------------------------------------------------------------------------
                                                       TOTAL SALES LOAD

                                           As a % of               As a % of
Amount of Transaction                    Offering Price         Net Asset Value

Less than $50,000...................        4.75%                  4.99%
$50,000 to less than $100,000.......        4.00%                  4.17%
$100,000 to less than $250,000......        3.25%                  3.36%
$250,000 to less than $500,000......        2.50%                  2.56%
$500,000 to less than $1,000,000....        1.75%                  1.78%
$1,000,000 or more*.................        -0-                    -0-
------------------------------------------------------------------------------

----------------

* A contingent deferred sales charge of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------

                                           ISG Small Cap                 DG Opportunity                  Pro Forma
                                            Opportunity                       Fund                    After Exchange
                                             Portfolio*
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                ---------------------------------------                       ---------------------------------
Management Fees                       .95%             .95%                    .95%                 .95%            .95%
12b-1 Fees                            .25%             None                    .35%**               .25%            None
Other Expenses                        .38%             .38%                    .38%                 .38%            .38%
Total Fund
  Operating Expenses                 1.58%            1.33%                   1.68%**               1.58%          1.33%
                                -----------------------------------------------------------------------------------------------

----------------

* ISG Small Cap Opportunity Portfolio has not yet commenced operations. It is a newly-created fund that will continue the operations of DG Opportunity
     Fund upon consummation of the Exchange. Other Expenses are based on estimated amounts.

** Rule 12b-1 fees are being waived by Federated and are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                              -------------------------------------------------------------------------------------------------
                                          ISG Small Cap                DG Opportunity                   Pro Forma
                                           Opportunity                      Fund                      After Exchange
                                            Portfolio
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------------                         ---------------------------------
1 Year                          $ 51            $ 14                  $ 51                      $ 51            $ 14
3 Years                         $ 83            $ 42                  $ 86                      $ 83            $ 42
5 Years                         $118            $ 73                  $123                      $118            $ 73
10 Years                        $216            $160                  $227                      $216            $160
                              -------------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE, IF ANY, IMPOSED ON A DG FUND SHAREHOLDER. SHARES RECEIVED IN THE EXCHANGE WILL NOT BE SUBJECT TO AN INITIAL SALES CHARGE. THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG Opportunity Fund's 12b-1 Fees were not being paid or accrued resulting in Total Fund Operating Expenses of 1.33%. ISG Small Cap Opportunity Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at 1.33% until May 1, 2000.

o    Primary Portfolio Manager(s):

William A. Womack has been the primary portfolio manager of DG Opportunity Fund since February 1997. He will be the primary portfolio manager of ISG Small Cap Opportunity Portfolio. Mr. Womack formed Womack Management in February 1997. For more than five years prior thereto, he was a Senior Vice President and Trust Officer of DG Bank.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG Opportunity Fund, (2) the capitalization of Class A Shares and Trust Shares of ISG Small Cap Opportunity Portfolio and (3) the pro forma capitalization of Class A Shares and Trust Shares of ISG Small Cap Opportunity Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              -----------------------------------------------------------------------------------------------------
                                          ISG Small Cap                DG Opportunity                     Pro Forma
                                           Opportunity                      Fund                        After Exchange
                                            Portfolio
                              -----------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A             TRUST SHARES
                              ---------------------------------------                         -------------------------------------
Total Net Assets                $0              $0                    $114,719,651              $11,471,965         $103,247,686
Net Asset Value
  per share                     $0              $0                          $13.99                   $13.99               $13.99
Shares Outstanding               0               0                       8,198,325                  819,832            7,378,492
                              -----------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG Opportunity Fund or ISG Small Cap Opportunity Portfolio is that the market value of its securities (and hence, its share price) may decline, sometimes rapidly and unpredictably. Such market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Each Fund may purchase the securities of smaller companies the prices of which may be subject to more abrupt or erratic market movements than larger, more established companies. Investments in foreign securities may involve liquidity and/or currency risks. Under certain market conditions, options and futures can increase the volatility of the Fund's net asset value, decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Opportunity Fund Prospectus and "Description of the Portfolios--Investment Considerations and Risk Factors" in the ISG Fund Prospectus.


PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Opportunity Fund Shares Outstanding:  8,490,267.360

o Entities known by DG Opportunity Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                   Percentage
Name and                        Number of                            Owned After
Address                         Shares             Percentage        Exchange

Houvis & Co.                    4,222,445          49.37%            49.37%
First American National Bank
Attn.:  Income Processing
800 First American Center
Nashville, TN  37237-0001

Houvis & Co.                    2,876,820          33.88%            33.88%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001

o Entities known by ISG Small Cap Opportunity Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares: None

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG Small Cap Opportunity Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Opportunity Fund.

                           DG PRIME MONEY MARKET FUND

COMPARISON OF DG PRIME MONEY MARKET FUND AND ISG PRIME MONEY MARKET PORTFOLIO

o Investment Objective is substantially identical: DG Prime Money Market Fund seeks to provide investors with current income consistent with stability of principal. ISG Prime Money Market Portfolio seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

o    Management Policies are substantially similar:

     -- Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which includes various maturity, quality and diversification requirements. There can be no assurance that either Fund will be able to maintain a stable net asset value of $1.00 per share.

     -- Each Fund invests in U.S. dollar denominated high quality short term money market obligations (including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by domestic and foreign banks) which are either rated in the highest short term rating category or are of comparable quality.

     -- DG Prime Money Market Fund may invest 25% or more of its total assets in commercial paper issued by finance companies and may invest 25% or more of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association meeting certain requirements. ISG Prime Money Market Portfolio invests 25% or more of its total assets in securities issued by banks.

     -- Each Fund may invest in loan participation agreements, asset-backed securities, high quality domestic and foreign commercial paper, other high quality short term corporate obligations, such as floating or variable rate demand notes and bonds, and repurchase agreements. ISG Prime Money Market Portfolio also may invest in guaranteed investment contracts issued by highly rated U.S. insurance companies.

     -- Each Fund may engage in lending portfolio securities.

     -- DG Prime Money Market Fund may borrow money only for temporary or emergency purposes. ISG Prime Money Market Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Prime Money Market Fund's or ISG Prime Money Market Portfolio's outstanding voting shares. Neither DG Prime Money Market Fund nor ISG Prime Money Market Portfolio may:

        (1) with respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

        (2) with respect to 75% of its total assets, hold more than 10% of the outstanding voting securities of any single issuer.

        (3) invest more than 25% of its total assets in the securities of issuers in any one industry, except that DG Prime Money Market Fund may invest 25% or more of its total assets in commercial paper issued by finance companies and may invest 25% or more of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association meeting certain requirements, and ISG Prime Money Market Portfolio will invest 25% or more of its total assets in securities issued by banks. This investment restriction does not apply to the purchase of U.S. Government securities.

        (4) sell securities short or purchase securities on margin, but may obtain such short-term credits as are necessary for the clearance of transactions.

        (5) issue senior securities.

        (6) borrow money, except the Fund may borrow up to 33-1/3% of the value of its total assets (DG Prime Money Market Fund may borrow only for temporary or emergency purposes).

        (7) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings. This investment restriction is a non-fundamental policy of ISG Prime Money Market Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

        (8) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. Each Fund may lend portfolio securities up to 33-1/3% of the value of its total assets.

        (9) invest in commodities.

        (10) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

        (11) invest more than 10% of its net assets in illiquid securities. This investment restriction is a non-fundamental policy of both DG Prime Money Market Fund and ISG Prime Money Market Portfolio.

        (12) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG Prime Money Market Fund and ISG Prime Money Market Portfolio.

        (13) invest in the securities of a company for the purpose of exercising management or control. This investment restriction is a non-fundamental policy of both DG Prime Money Market Fund and ISG Prime Money Market Portfolio.

        (14) invest in puts, calls or combinations thereof. This investment restriction is a non-fundamental policy of both DG Prime Money Market Fund and ISG Prime Money Market Portfolio.

     In addition, as a fundamental policy, ISG Prime Money Market Portfolio may not purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs. DG Prime Money Market Fund has no such investment restriction, but currently has no intention of investing in real estate or oil and gas.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" in the DG Prime Money Market Fund Prospectus and "Annual Operating Expenses" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------
                                       ISG Prime Money Market            DG Prime Money                  Pro Forma
                                             Portfolio                    Market Fund                 After Exchange
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                ---------------------------------------                       ---------------------------------
Management Fees                       .25%             .25%                    .50%                 .25%            .25%
12b-1 Fees                            none             none                    .25%                 none            none
Other Expenses                        .62%             .37%                    .26%*                .62%            .37%
Total Fund
  Operating Expenses                  .87%             .62%                   1.01%*                .87%            .62%
                                -----------------------------------------------------------------------------------------------

---------

*    The DG Fund currently is not paying or accruing fees under its Shareholder
     Services Plan.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                              -------------------------------------------------------------------------------------------------
                                            ISG Prime
                                          Money Market                 DG Prime Money                   Pro Forma
                                            Portfolio                    Market Fund                  After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------------                         ---------------------------------
1 Year                          $  9            $  6                       $ 10                  $  9             $  6
3 Years                         $ 28            $ 20                       $ 32                  $ 28             $ 20
5 Years                         $ 48            $ 35                       $ 56                  $ 48             $ 35
10 Years                        $107            $ 77                       $124                  $107             $ 77
                              -------------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, a portion of DG Prime Money Market Fund's Management Fees and Other Expenses (including Shareholder Services Plan fees of .15%) were waived voluntarily resulting in Total Fund Operating Expenses of .66%. ISG Prime Money Market Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at .66% until May 1, 2000.

o    Capitalization:

The following table sets forth as of June 30, 1998, (1) the capitalization of DG Prime Money Market Fund, (2) the capitalization of the Class A Shares and Trust Shares of ISG Prime Money Market Portfolio and (3) the pro forma capitalization of the Class A Shares and Trust Shares of ISG Prime Money Market Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              -----------------------------------------------------------------------------------------------------
                                              ISG Prime                       DG Prime                        Pro Forma
                                        Money Market Portfolio              Money Market                    After Exchange
                                                                                Fund
                              -----------------------------------------------------------------------------------------------------
                                CLASS A               TRUST SHARES                                 CLASS A           TRUST SHARES
                              --------------------------------------------                       ----------------------------------

Total Net Assets                $107,989,421          $55,716,106          $216,007,435            $110,149,495       $269,563,467
Net Asset Value
  per share                            $1.00                $1.00                $1.00                    $1.00              $1.00
Shares Outstanding               107,991,769           55,717,185           216,007,435             110,151,843        269,564,546
                              ----------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG Prime Money Market Fund or ISG Prime Money Market Portfolio is that the market value of its securities may decline in response to an increase in interest rates. This could cause a portfolio security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. However, if the security is held to maturity, no loss would be realized. In addition, to the extent the Fund's investments are concentrated in the banking industry or, in the case of DG Prime Money Market Fund, finance companies, the Fund will have correspondingly greater exposure to the risk factors affecting such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for finance companies' and banks' lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Prime Money Market Fund Prospectus and "Description of the Portfolios--Investment Considerations and Risk Factors" in the ISG Fund Prospectus.

PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Prime Money Market Fund Shares Outstanding:  217,953,930.22

o Entities known by DG Prime Money Market Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                   Percentage
Name and                       Number of                            Owned After
Address                        Shares             Percentage        Exchange

National Financial             216,388,747        99.37%              78.47%
(for the exclusive benefit
of our customers)
P.O. Box 3752
Church Street Station
New York, NY  10008-3750

o Entities known by ISG Prime Money Market Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust Shares:

                                                                  Percentage of
                                                                    Class
Name and                       Number of                            Owned After
Address                        Shares             Percentage        Exchange

First American National Bank
Attn:  AmeriStar Investment
Management & Trust             69,476,952 Trust    99.99%              95.51%
800 First American Center         Shares
Nashville, TN  37237

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG Prime Money Market Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Prime Money Market Fund.

                          DG TREASURY MONEY MARKET FUND

COMPARISON OF DG TREASURY MONEY MARKET FUND AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO

o Investment Objective is substantially identical: DG Treasury Money Market Fund seeks to provide investors with current income consistent with stability of principal and liquidity. ISG U.S. Treasury Money Market Portfolio seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

o    Management Policies are substantially similar:

        -- Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which includes various maturity and diversification requirements. There can be no assurance that either Fund will be able to maintain a stable net asset value of $1.00 per share.

        -- Each Fund invests primarily in U.S. Treasury securities and repurchase agreements in respect thereof.

        -- Each Fund may engage in lending portfolio securities.

        -- DG Treasury Money Market Fund may borrow money only for temporary or emergency purposes. ISG U.S. Treasury Money Market Portfolio may borrow money for investment purposes, but currently intends to borrow money only for temporary or emergency purposes.

o    Investment Restrictions are substantially similar:

     Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the DG Treasury Money Market Fund's or ISG U.S. Treasury Money Market Portfolio's outstanding voting shares. Neither DG Treasury Money Market Fund nor ISG U.S. Treasury Money Market Portfolio may:

        (1) sell securities short or purchase securities on margin, but may obtain such short-term credits as are necessary for the clearance of transactions.

        (2) issue senior securities.

        (3) borrow money, except the Fund may borrow up to 33-1/3% of the value of its total assets (DG Treasury Money Market Fund may borrow only for temporary or emergency purposes).

        (4) pledge, mortgage or hypothecate its assets, except, with respect to ISG U.S. Treasury Money Market Portfolio, to the extent necessary to secure permitted borrowings or, with respect to DG Treasury Money Market Fund, in an amount up to 15% of its total assets. This investment restriction is a non-fundamental policy of ISG U.S. Treasury Money Market Portfolio and may be changed by vote of a majority of the Company's Board members at any time.

        (5) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. Each Fund may lend portfolio securities up to 33-1/3% of the value of its total assets.

        (6) invest in commodities.

        (7) purchase or sell real estate, including, with respect to DG Treasury Money Market Fund, limited partnership interests in real estate, although the Fund may invest in securities secured by real estate or interests in real estate.

        (8) act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter by virtue of disposing of portfolio securities.

        (9) invest more than 10% of its net assets in illiquid securities. This investment restriction is a non-fundamental policy of both DG Treasury Money Market Fund and ISG U.S. Treasury Money Market Portfolio.

        (10) purchase securities of other investment companies, except to the extent permitted by, or pursuant to an exemption from, the 1940 Act. This investment restriction is a non-fundamental policy of both DG Treasury Money Market Fund and ISG U.S. Treasury Money Market Portfolio.

        (11) invest in puts, calls or combinations thereof. This investment restriction is a non-fundamental policy of both DG Treasury Money Market Fund and ISG U.S. Treasury Money Market Portfolio.

     In addition, as a fundamental policy, ISG U.S. Treasury Money Market Portfolio may not invest more than 25% of its total assets in the securities of issuers in any one industry. This investment restriction does not apply to the purchase of U.S. government securities. As a non-fundamental policy, ISG U.S. Treasury Money Market Portfolio may not invest in securities of a company for the purpose of exercising management or control. DG Treasury Money Market Fund has neither of these investment restrictions, but currently has no intention of investing more than 25% of its total assets in any one industry or investing for the purpose of exercising management or control.

o    Fees and Expenses:

The following information concerning fees and expenses is derived from information set forth under the captions "Summary of Fund Expenses" in the DG Treasury Money Market Fund Prospectus and "Annual Operating Expenses" in the ISG Fund Prospectus. The expense information set forth below does not reflect any fee waivers or expense reimbursement arrangements that may be or may have been in effect.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                -----------------------------------------------------------------------------------------------
                                         ISG U.S. Treasury                DG Treasury
                                       Money Market Portfolio             Money Market                   Pro Forma
                                                                              Fund                    After Exchange
                                -----------------------------------------------------------------------------------------------
                                  CLASS A        TRUST SHARES                                   CLASS A         TRUST SHARES
                                ---------------------------------------                       ---------------------------------
Management Fees                       .25%             .25%                    .50%                 .25%            .25%
12b-1 Fees                            none             none                    .25%*                none            none
Other Expenses                        .50%             .25%                    .30%                 .50%            .25%
Total Fund
  Operating Expenses                  .75%             .50%                   1.05%*                .75%            .50%
                                -----------------------------------------------------------------------------------------------

--------------

* Rule 12b-1 fees are being waived by Federated and are not being paid or accrued by the DG Fund, and the Trust has disclosed that such fees would not be paid until a separate class of shares is created for certain institutional investors.

EXAMPLE:

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                              -------------------------------------------------------------------------------------------------
                                        ISG U.S. Treasury                DG Treasury
                                     Money Market Portfolio             Money Market                    Pro Forma
                                                                            Fund                      After Exchange
                              -------------------------------------------------------------------------------------------------
                                CLASS A         TRUST SHARES                                    CLASS A         TRUST SHARES
                              ---------------------------------------                         ---------------------------------
1 Year                          $  8            $  5                     $ 11                      $  8            $  5
3 Years                         $ 24            $ 16                     $ 33                      $ 24            $ 16
5 Years                         $ 42            $ 28                     $ 58                      $ 42            $ 28
10 Years                        $ 93            $ 63                     $128                      $ 93            $ 63
                              -------------------------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

o    Expense Reimbursement and Fee Waiver Arrangements:

As of May 1, 1998, DG Treasury Money Market Fund's 12b-1 Fees were not being paid or accrued and a portion of its Management Fees were waived voluntarily resulting in Total Fund Operating Expenses of .60%. ISG U.S. Treasury Money Market Portfolio's Total Fund Operating Expenses for Class A Shares and Trust Shares will be capped at .60% until May 1, 2000.

o    Capitalization:

The following table sets forth as of June 30, 1998 (1) the capitalization of DG Treasury Money Market Fund, (2) the capitalization of the Class A Shares and Trust Shares of ISG U.S. Treasury Money Market Portfolio and (3) the pro forma capitalization of the Class A Shares and Trust Shares of ISG U.S. Treasury Money Market Portfolio as adjusted showing the effect of the Exchange had it occurred on such date.

                              ----------------------------------------------------------------------------------------------------
                                       ISG U.S. TREASURY MONEY              DG TREASURY
                                          MARKET PORTFOLIO                  MONEY MARKET                     PRO FORMA
                                                                                FUND                       AFTER EXCHANGE
                              ----------------------------------------------------------------------------------------------------
                                CLASS A              TRUST SHARES                                 CLASS A           TRUST SHARES
                              -------------------------------------------                       ----------------------------------

Total Net Assets                $82,829,141          $85,625,007          $313,449,480            $89,098,131      $392,805,497
Net Asset Value
  per share                     $1.00                $1.00                $1.00                   $1.00            $1.00
Shares Outstanding               82,829,141           85,625,007           313,449,480             89,098,131       392,805,497
                              ----------------------------------------------------------------------------------------------------

o    Investment Considerations and Risks are substantially identical:

The principal risk of investing in DG Treasury Money Market Fund or ISG U.S. Treasury Money Market Portfolio is that the market value of its securities may decline in response to an increase in interest rates. This could cause a portfolio security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. However, if the security is held to maturity, no loss would be realized. The value of U.S. Treasury securities also will be affected by the supply and demand, as well as the perceived supply and demand, for such securities. For a more complete discussion of investment considerations and risks, see "Objective and Policies of Each Fund" in the DG Treasury Money Market Fund Prospectus and "Description of the Portfolios" in the ISG Fund Prospectus.

PERTAINING TO SHARE OWNERSHIP
(AS OF SEPTEMBER 14, 1998)

o    DG Treasury Money Market Fund Shares Outstanding:  314,014,084.86

1 Entities known by DG Treasury Money Market Fund to own of record or beneficially 5% or more of its outstanding shares:

                                                                   Percentage
Name and                       Number of                            Owned After
Address                        Shares             Percentage        Exchange

Houvis & Co.                   219,562,039          69.92%            55.61%
First American National Bank
First American Center
300 Union Street
Nashville, TN  37237-0001


The Bank of New York            78,046,765          24.85%            19.77%
Attn.: Peter Chan
2nd Floor
One Wall Street
New York, NY  10005-2500

o Entities known by ISG U.S. Treasury Money Market Portfolio to own of record or beneficially 5% or more of its outstanding Class A Shares or Trust
     Shares:

                                                                  Percentage of
                                                                    Class
Name and                       Number of                            Owned After
Address                        Shares             Percentage        Exchange

First American National Bank
Attn:  AmeriStar Investment
Management & Trust            63,194,388           62.99%             58.08%
800 First American Center     Class A Shares
Nashville, TN  37237

Hare & Co.
c/o Bank of New York
Attn:  Stif/Master Note       30,629,533           30.53%             28.15%
2nd Floor                     Class A Shares
One Wall Street
New York, NY  10286

First American National Bank
Attn:  AmeriStar Investment
Management & Trust            89,306,319 Trust     99.99%             22.61%
800 First American Center     Shares
Nashville, TN  37237

o The Company's Directors and officers, as a group, owned less than 1% of the Class A Shares and Trust Shares of ISG U.S. Treasury Money Market Portfolio.

o The Trust's Trustees and officers, as a group, owned less than 1% of the shares of DG Treasury Money Market Fund.

                                   APPENDIX B

                           DIRECTORS OF THE ISG FUNDS

          Directors of the Company, together with information as to their principal business occupations during at least the last five years, are shown below. Each Director who is an "interested person" of the Company, as defined in the 1940 Act, is indicated by an asterisk.


*WILLIAM B. BLUNDIN, PRESIDENT AND CHAIRMAN OF THE BOARD OF DIRECTORS. An employee of BISYS Fund Services, Inc., BISYS' general partner. Mr. Blundin also is an officer of other investment companies administered by BISYS or its affiliates. He is 60 years old and his address is 90 Park Avenue, New York, New York 10016.

NORMA A. COLDWELL, DIRECTOR. International Economist and Consultant;
          Executive Vice President of Coldwell Financial Consultants; Trustee and Treasurer of Meridian House International (International Education and Cultural Group); Member of the Board of Advisors of Meridian International Center and Emerging Capital Markets, S.A. (Montevideo, Uruguay); formerly Chief International Economist of Riggs National Bank, Washington, D.C. She is 72 years old and her address is 3330 Southwestern Boulevard, Dallas, Texas 75225.

RICHARD H. FRANCIS, DIRECTOR. Former Executive Vice President and Chief
          Financial Officer of Pan American World Airways, Inc. (currently, debtor-in-possession under the U.S. Bankruptcy Code), March 1988 to October 1991; Senior Vice President and Chief Financial Officer of American Standard Inc., 1960 to March 1988. Mr. Francis is a director of Allendale Mutual Insurance and The Indonesia Fund, Inc. He is 66 years old and his address is 40 Grosvenor Road, Short Hills, New Jersey 07078.

WILLIAM W. McINNES, DIRECTOR. Private investor. From July 1978 to February
          1993, he was Vice President--Finance and Treasurer of Hospital Corp. of America. He is also a director of Gulf South Medical Supply and Diversified Trust Co. He is 48 years old and his address is 116 30th Avenue South, Nashville, Tennessee 37212.

ROBERT A. ROBINSON, DIRECTOR. Private investor. Since 1991, President
          Emeritus, and from 1968 to 1991, President of The Church Pension Group, NYC. From 1956 to 1966, Senior Vice President of Colonial Bank & Trust Co. He is also a director of Mariner Institutional Funds, Inc., Mariner Tax-Free Institutional Funds, Inc., UST Master Funds, UST Master Tax Exempt Funds, H.B. and F.H. Bugher Foundation, Morehouse-Barlow Co. Publishers, The Canterbury Cathedral Trust in America, The Living Church Foundation and Hoosac School. He is 71 years old and his address is 2 Hathaway Common, New Canaan, Connecticut 06840.

                                   APPENDIX C

                                     FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT AND PLAN OF REORGANIZATION dated as of September 18, 1998 (the "Agreement"), between DG INVESTOR SERIES, a Massachusetts business trust (the "Trust"), on behalf of its ____1____ (the "Acquired Fund"), and THE INFINITY MUTUAL FUNDS, INC., a Maryland corporation (the "Company"), on behalf of its ____2____ (the "Acquiring Fund"). All agreements, representations, actions and obligations described herein that are made or to be taken or undertaken by the Acquired Fund are made and shall be taken or undertaken by the Trust on behalf of the Acquired Fund. All agreements, representations, actions and obligations described herein that are made or to be taken or undertaken by the Acquiring Fund are made and shall be taken or undertaken by the Company on behalf of the Acquiring Fund.

          WHEREAS, the Trust and the Company wish to effect a reorganization, which will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A Shares and Trust Shares of common stock, par value $.001 per share, of the Acquiring Fund (the "Acquiring Fund Shares") and the assumption by the Acquiring Fund of certain liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein (the "Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement;

          WHEREAS, the Trust and the Company intend this Agreement to be a plan of reorganization and liquidation within the meaning of Section 368(a)(1) ____(3)____ of the United States Internal Revenue Code of 1986, as amended (the "Code");

--------

1 Insert DG Equity Fund, DG Government Income Fund, DG International Equity Fund, DG Limited Term Government Income Fund, DG Municipal Income Fund, DG Opportunity Fund, DG Prime Money Market Fund or DG Treasury Money Market Fund, as appropriate.

2 Insert ISG Large Cap Equity Portfolio, ISG Government Income Portfolio, ISG International Equity Portfolio, ISG Limited Duration U.S. Government Portfolio, ISG Municipal Income Portfolio, ISG Small Cap Opportunity Portfolio, ISG Prime Money Market Portfolio or ISG U.S. Treasury Money Market Portfolio, as appropriate.

3 Insert D with respect to Pre-Existing ISG Funds, or F with respect to each other ISG Fund.

          WHEREAS, the Acquired Fund and the Acquiring Fund are registered, open-end management investment companies, and the Acquired Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

          WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their respective shares of common stock and beneficial interest, respectively;

          WHEREAS, Acquired Fund shareholders who hold Acquired Fund shares through a qualified trust, custody or agency accounts at Deposit Guaranty National Bank or affiliated and correspondent banks of Deposit Guaranty National Bank or certain other affiliated and non-affiliated institutions will receive Trust Shares of the Acquiring Fund and all other Acquired Fund shareholders will receive Class A Shares of the Acquiring Fund;

          WHEREAS, First American National Bank has agreed to bear the costs incurred in connection with the Reorganization;

          WHEREAS, the Board of the Company has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Acquired Fund's liabilities by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the Acquiring Fund's existing shareholders would not be diluted as a result of this transaction; and

          WHEREAS, the Board of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Acquired Fund's liabilities by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the Acquired Fund's existing shareholders would not be diluted as a result of this transaction:

          NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

     1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND.

          1.1. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein:

               (a) The Acquired Fund agrees to assign, transfer and convey to the Acquiring Fund at the Closing (as defined and provided for in paragraph 3.1) all of the Assets of the Acquired Fund (as defined in paragraph 1.2).

               (b) The Acquiring Fund agrees in exchange therefor at the Closing
(i) to issue and deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (ii) to assume certain liabilities of the Acquired Fund, as set forth in paragraph 1.3. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Acquired Fund.

          1.2. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all property, including, without limitation, all securities, cash, cash equivalents, commodities and futures interest, dividend and interest receivables, claims and rights of action that are owned by the Acquired Fund, any deferred or pre-paid expenses shown as assets on the books of the Acquired Fund, on the Closing Date (as defined in paragraph 3.1), and all books and records of the Acquired Fund. The Assets shall be invested at all times through the Closing in a manner that insures compliance with paragraph 4.1(j).

               (b) The Acquired Fund has provided the Acquiring Fund with a list of all of its property, including all of the Assets, as of the date of the execution of this Agreement. The Acquired Fund reserves the right to sell any of these assets prior to the Closing Date. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of any assets on such list that do not conform to the Acquiring Fund's investment objective, policies and restrictions or that the Acquiring Fund otherwise does not desire to hold. The Acquired Fund will dispose of such assets prior to the Closing Date to the extent practicable and to the extent the Acquired Fund would not be affected adversely by such a disposition. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested to do so by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

          1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. At the Closing, the Acquiring Fund shall assume all known liabilities, debts, obligations, expenses, costs, charges and reserves reflected in the calculation of the Acquired Fund's net asset value and set forth on an unaudited statement of assets and liabilities of the Acquired Fund prepared by the Acquired Fund's administrator, as of the Valuation Time (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period (the "Liabilities"). The Acquiring Fund shall assume only those liabilities of the Acquired Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

          1.4. The Acquired Fund shall deliver the Assets at the Closing to The Bank of New York, 90 Washington Street, New York, New York 10286, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of (other than the Liabilities) all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

          1.5. The Acquired Fund will pay or transfer or cause to be paid or transferred to the Acquiring Fund any dividends, interest, distributions, rights or other assets received by the Acquired Fund on or after the Closing Date as distributions on or with respect to any of the Assets. Any such dividends, interest, distributions, rights, or other assets so paid or transferred, or received directly by the Acquired Fund, shall be allocated by the Acquired Fund to the account of the Acquiring Fund, and shall be deemed included in the Assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

          1.6. As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record, determined as of the Valuation Time (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by transferring the applicable Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the applicable full and fractional Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund simultaneously will be canceled on the books of the Acquired Fund.

          1.7. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information, which are and shall be consistent with the policies currently in effect for the Acquired Fund.

          1.8. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

          1.9. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund's existence is terminated.

          2. VALUATION.

          2.1. The value of the Assets and the amount of the Liabilities to be acquired by the Acquiring Fund hereunder shall each be computed as of the close of trading on the floor of the New York Stock Exchange (currently, 4:00 p.m., New York time), except that any options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange, on the Closing Date (such time and date being hereinafter called the "Valuation Time"), using the valuation procedures set forth in the Company's Articles of Incorporation, as the same may have been amended (the "Company's Charter"), and the Acquiring Fund's then-current prospectus or statement of additional information, which are and shall be consistent with the policies currently in effect for the Acquired Fund.

          2.2. The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time, using the valuation procedures set forth in the Company's Charter and the Acquiring Fund's then-current prospectus or statement of additional information, which are and shall be consistent with the policies currently in effect for the Acquired Fund.

          [APPLICABLE ONLY WITH RESPECT TO THE MONEY MARKET FUNDS] The value of the Acquired Fund's assets and the value of the Acquiring Fund Shares for purposes of sales and redemptions shall be based on the amortized cost valuation procedures that have been adopted by the Board of the Trust and the Company, respectively. Any provision in this Agreement to the contrary notwithstanding, if the difference between the per share net asset values of the Acquired Fund and the Acquiring Fund equals or exceeds $.0025 at the Valuation Time, as computed by using such market values in accordance with the policies and procedures established by the Company (or as otherwise mutually determined by the Board of the Trust and the Company), either the Board of the Trust or of the Company shall have the right to postpone the Valuation Time until such time as the per share difference is less than $.0025.

          2.3. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets minus the Liabilities determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share determined in accordance with paragraph 2.2.

          2.4. All computations and calculations of value shall be made in accordance with the regular practices of the Acquiring Fund.

          3. CLOSING AND CLOSING DATE.

          3.1. The exchange of the Assets and Liabilities of the Acquired Fund for Acquiring Fund Shares according to the terms of this Agreement (the "Closing") shall occur ____________, 1998 or at such later date as the parties may mutually agree (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at _:__ p.m., Eastern time, at the offices of ________________________, or such other time and/or place as the parties may mutually agree.

          3.2. The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Acquired Fund's portfolio securities, cash and any other assets have been presented for examination to the Acquiring Fund prior to the Closing Date and have been delivered in proper form to the Acquiring Fund.

          3.3. If at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of either party shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of either party is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

          3.4. The transfer agent for the Acquired Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares of the Acquired Fund owned by each such Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

          4. REPRESENTATIONS AND WARRANTIES.

          4.1. The Trust, on behalf of the Acquired Fund, represents and warrants to the Company, on behalf of the Acquiring Fund, as follows:

               (a) The Acquired Fund is a series of the Trust, a business trust duly organized and validly existing and in good standing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out this Agreement.

               (b) The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, of which the Acquired Fund is a separate ____4____ portfolio, and such registration has not been revoked or rescinded and is in full force and effect.

--------
4 Insert diversified for all DG Funds, except DG International Equity Fund. Insert non-diversified for DG International Equity Fund.

               (c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1993 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "SEC") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

               (d) The Acquired Fund is not, and the execution, delivery and performance of this Agreement will not result, in any material violation of the Trust's Declaration of Trust, as the same may have been amended (the "Trust's Trust Agreement"), or its Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Trust is a party or by which it is bound.

               (e) The Acquired Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

               (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Trust's knowledge threatened against the Trust with respect to the Acquired Fund or any of its properties or assets which, if adversely determined, would adversely affect the Acquired Fund's financial condition or the conduct of its business. The Trust knows of no facts which might form the basis for the institution of such litigation, proceeding or investigation, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated.

               (g) The Statements of Assets and Liabilities of the Acquired Fund from its commencement of operations through its fiscal year ended February 28, 1998 have been audited by KPMG Peat Marwick LLP, independent auditors, and are in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Company) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.

               (h) Since February 28, 1998, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in Section 1.3 hereof.

               (i) At the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

               (j) The Acquired Fund is a "fund" as defined in Section 851(g)(2) of the Code; for each fiscal year of its operation ended prior to the Closing Date, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company; based on the Acquired Fund's activities and operations through the Closing Date, the Acquired Fund will continue to meet all such requirements for its taxable year (or portion thereof) that ends on or includes the Closing Date; and the Acquired Fund will monitor its activities and operations through the Closing Date to assure compliance with the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M did not apply.

               (k) The Liabilities were incurred by the Acquired Fund in the ordinary course of its business.

               (l) The Acquired Fund is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

               (m) The Acquired Fund will distribute the Acquiring Fund Shares it receives in the Reorganization to the Acquired Fund Shareholders.

               (n) The Acquired Fund will be terminated as soon as reasonably practicable after the Reorganization.

               (o) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

               (p) On the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Assets to be transferred by it hereunder.

               (q) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and, subject to the approval of the Acquired Fund Shareholders and assuming due authorization, execution and delivery hereof by the Company, on behalf of the Acquiring Fund, this Agreement will constitute the valid and legally binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

               (r) With respect to facts relating to the Acquired Fund, the prospectus/proxy statement and statement of additional information (the "Proxy Statement") included in the Registration Statement (referred to in paragraph 5.5) and the information incorporated by reference into the Registration Statement (other than information therein that has been furnished by the Company) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

          4.2. The Company, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, as follows:

               (a) The Acquiring Fund is a series of the Company, a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted and to carry out this Agreement.

               (b) The Company is registered under the 1940 Act as an open-end, management investment company, of which the Acquiring Fund is a separate ____5____ portfolio, and such registration has not been revoked or rescinded and is in full force and effect.

--------
5 Insert diversified for all ISG Portfolios, except ISG International Equity Portfolio and ISG Limited Duration U.S. Government Portfolio. Insert non-diversified for ISG International Equity Portfolio and ISG Limited Duration U.S.
         Government Portfolio.

               (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

               (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in any material violation of the Company's Charter or its Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound.

               (e) The Acquiring Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

               (f) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Company's knowledge threatened against the Company with respect to the Acquiring Fund or any of its properties or assets which, if adversely determined, would adversely affect the Acquiring Fund's financial condition or the conduct of its business. The Company knows of no facts which might form the basis for the institution of such litigation, proceeding or investigation, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein.

               (g) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] The Statements of Assets and Liabilities of the Acquiring Fund from its commencement of operations through its fiscal year ended December 31, 1997 have been audited by KPMG Peat Marwick LLP, independent auditors, and are in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Trust) fairly reflect the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein; the unaudited statement of assets and liabilities of the Acquiring Fund for the six month period ended June 30, 1998, are in accordance with generally accepted accounting principles, consistently applied, and such statement (copies of which have been furnished to the Trust) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

               (h) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] Since June 30, 1998, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities as of June 30, 1998 referred to in Section 4.2(g) hereof.

               (i) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] At the Closing Date, all Federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Company's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

               (j) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] The Acquiring Fund is a "fund" as defined in Section 851(g)(2) of the Code; for each fiscal year of its operation ended prior to the Closing Date, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company; it will continue to meet all such requirements for its taxable year that includes the Closing Date; and it has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M did not apply.

               (k) No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization.

               (l) The Acquiring Fund is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

               (m) The Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Acquired Fund Shareholders pursuant to the Reorganization, other than through redemptions arising in the ordinary course of that business.

               (n) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] The Acquiring Fund (i) will, after the Reorganization, continue the historic business that the Acquired Fund conducted before the Reorganization, (ii) has no plan or intention to sell or otherwise dispose of more than 10% of the Assets by value, except for dispositions made in the ordinary course of that business (i.e., dispositions resulting from investment decisions made after the Reorganization on the basis of investment considerations independent of the Reorganization) and dispositions necessary to maintain its status as a regulated investment company, and (iii) expects to use a significant portion of the Acquired Fund's historic business assets in that business.

               [APPLICABLE ONLY WITH RESPECT TO ISG LARGE CAP EQUITY PORTFOLIO, ISG GOVERNMENT INCOME PORTFOLIO, ISG INTERNATIONAL EQUITY PORTFOLIO, ISG MUNICIPAL INCOME PORTFOLIO AND ISG SMALL CAP OPPORTUNITY PORTFOLIO] The Acquiring Fund (i) will, after the Reorganization, continue the historic business that the Acquired Fund conducted before the Reorganization in a substantially unchanged manner, and (ii) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business (i.e., dispositions resulting from investment decisions made after the Reorganization on the basis of investment considerations independent of the Reorganization) and dispositions necessary to maintain its status as a regulated investment company.

               (o) There is no plan or intention for the Acquiring Fund to be dissolved or merged into another corporation or business trust or any "fund" thereof (within the meaning of Section 851(g)(2) of the Code) following the Reorganization.

               (p) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] The Acquiring Fund does not own, directly or indirectly, nor on the Closing Date will it own, directly or indirectly, nor has it owned, directly or indirectly, at any time during the past five years, any shares of the Acquired Fund.

               (q) All issued and outstanding shares of the Acquiring Fund are, and (including the shares of the Acquiring Fund that are issued in the Reorganization) at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

               (r) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Company's Board, and, subject to the approval of the Acquired Fund Shareholders and assuming due authorization, execution and delivery hereof by the Trust, on behalf of the Acquired Fund, this Agreement will constitute the valid and legally binding obligation of the Company, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

               (s) With respect to facts relating to the Acquiring Fund, the Proxy Statement included in the Registration Statement (referred to in paragraph 5.5) and the information incorporated by reference into the Registration Statement (other than information therein that has been furnished by the Trust) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

               (t) [APPLICABLE ONLY WITH RESPECT TO ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] Immediately after the Reorganization, the Acquired Fund Shareholders will be in "control" of the Acquiring Fund within the meaning of
Section 304(c) of the Code.

               [APPLICABLE ONLY WITH RESPECT TO ISG LARGE CAP EQUITY PORTFOLIO, ISG GOVERNMENT INCOME PORTFOLIO, ISG INTERNATIONAL EQUITY PORTFOLIO, ISG MUNICIPAL INCOME PORTFOLIO, AND ISG SMALL CAP OPPORTUNITY PORTFOLIO] Immediately after the Reorganization, the Acquired Fund Shareholders will own all of the outstanding shares of the Acquiring Fund and will own such shares solely by reason of their ownership of Acquired Fund shares immediately before the Reorganization.

               (u) [APPLICABLE ONLY WITH RESPECT TO ISG LARGE CAP EQUITY PORTFOLIO, ISG GOVERNMENT INCOME PORTFOLIO, ISG INTERNATIONAL EQUITY PORTFOLIO, ISG MUNICIPAL INCOME PORTFOLIO, AND ISG SMALL CAP OPPORTUNITY PORTFOLIO] Immediately after the Reorganization, the Acquiring Fund will possess the same assets and liabilities, except for any assets used to pay expenses incurred in connection with the Reorganization, as those possessed by the Acquired Fund immediately prior to the Reorganization. Any assets used to pay expenses incurred in connection with the Reorganization and all redemptions and distributions (except for regular, normal dividends) made by the Acquired Fund immediately before the Reorganization will, in the aggregate, constitute less than 1% of the net assets of the Acquired Fund.

          4.3. Each of the Trust, on behalf of the Acquired Fund, and the Company, on behalf of the Acquiring Fund, represents and warrants to the other as follows:

               (a) The fair market value of the Acquiring Fund Shares, when received by the Acquired Fund Shareholders, will be approximately equal to the fair market value of their Acquired Fund shares constructively surrendered in exchange therefor.

               (b) Its management (i) is unaware of any plan or intention of Acquired Fund Shareholders to redeem or otherwise dispose of any portion of the Acquiring Fund Shares to be received by them in the Reorganization and (ii) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of the Acquired Fund as a series of an open-end investment company. Consequently, its management expects that the percentage of Acquired Fund Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS. Nor does its management anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization.

               (c) The Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

               (d) The fair market value on a going concern basis of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject.

               (e) [APPLICABLE ONLY WITH RESPECT TO DG LIMITED TERM GOVERNMENT INCOME FUND, DG PRIME MONEY MARKET FUND, DG TREASURY MONEY MARKET FUND, ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] The total adjusted basis of the Assets will equal or exceed the sum of the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject.

               (f) There is no intercompany indebtedness between the Acquired Fund and the Acquiring Fund that was issued or acquired, or will be settled, at a discount.

               (g) [APPLICABLE ONLY WITH RESPECT TO DG LIMITED TERM GOVERNMENT INCOME FUND, DG PRIME MONEY MARKET FUND, DG TREASURY MONEY MARKET FUND, ISG LIMITED DURATION U.S. GOVERNMENT PORTFOLIO, ISG PRIME MONEY MARKET PORTFOLIO AND ISG U.S. TREASURY MONEY MARKET PORTFOLIO] Pursuant to the Reorganization, the Acquired Fund will transfer to the Acquiring Fund, and the Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Reorganization. For purposes of this representation, any amounts used by the Acquired Fund to pay its Reorganization expenses and redemptions and distributions made by it immediately before the Reorganization (except for (i) distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay Federal income tax and/or excise tax under Section 4982 of the Code and (ii) redemptions not made as part of the Reorganization) will be included as assets thereof held immediately before the Reorganization.

               (h) None of the compensation received by any Acquired Fund Shareholder who is an employee of the Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund shares held by such Acquired Fund Shareholder-employee; none of the Acquiring Fund Shares received by any such Acquired Fund Shareholder-employee will be separate consideration for, or allocable to, any employment agreement; and the consideration paid to any such Acquired Fund Shareholder-employee will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services.

          5. COVENANTS OF THE FUNDS.

          5.1. Each Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

          5.2. The Trust will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

          5.3. Subject to the provisions of this Agreement, the Trust and Company will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

          5.4. As promptly as practicable, but in any case within sixty days after the Closing Date, the Trust shall furnish the Company, in such form as is reasonably satisfactory to the Company, a statement of the earnings and profits of the Acquired Fund for Federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Trust's President or its Vice President and Treasurer.

          5.5. The Trust, on behalf of the Acquired Fund, and the Company, on behalf of the Acquiring Fund, shall cooperate in the provision of all information reasonably necessary for the preparation and filing of the registration statement of the Company relating to the Acquiring Fund Shares on Form N-14, in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and, if applicable, state Blue Sky laws (the "Registration Statement"), including the Proxy Statement, referred to in paragraph 4.1(r), in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

          5.6. The Trust, on behalf of the Acquired Fund, and the Company, on behalf of the Acquiring Fund, shall cooperate in the preparation and filing as promptly as practicable with the Securities and Exchange Commission of an application, in form and substance reasonably satisfactory to their respective counsel, for exemptive relief from the provisions of Section 17 of the 1940 Act, and from any other provision of the 1940 Act deemed necessary or advisable by such counsel, to permit consummation of the transactions contemplated herein (the "Exemptive Application"). The Trust and the Company shall use all reasonable efforts to obtain the relief requested by the Exemptive Application.

          5.7. The Company, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

          6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND. The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Company's election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          6.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

          6.2. The Trust, on behalf of the Acquired Fund, shall have delivered to the Company, on behalf of the Acquiring Fund, at the Closing a statement of the Assets and Liabilities, including a schedule of the Assets setting forth for all of the Acquired Fund's portfolio securities their adjusted tax basis and holding periods by lot, as of the Closing Date, certified by the Trust's Treasurer.

          6.3. The Trust, on behalf of the Acquired Fund, shall have delivered to the Company, on behalf of the Acquiring Fund, at the Closing a certificate executed in its name by the Trust's President or Vice President and its Treasurer, in form and substance satisfactory to the Company, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request.

          7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

          The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          7.1. All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

          7.2. The Company, on behalf of the Acquiring Fund, shall have delivered to the Trust on the Closing Date a certificate executed in its name by the Company's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Trust, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.

          8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH FUND.

          If any of the conditions set forth below do not exist on or before the Closing Date with respect to either Fund, the other party to this Agreement shall, at its option, not be required to complete the transactions contemplated by this Agreement.

          8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Trust Agreement.

          8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

          8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky and securities authorities) deemed necessary by the Trust or Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either party hereto may for itself waive any of such conditions.

          8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

          8.5. The relief requested by the Exemptive Application shall have been granted in form and substance reasonably satisfactory to the respective counsel for the Trust and the Company.

          8.6. Prior to the Closing Date, the Acquired Fund shall have declared and paid a dividend and/or other distribution which, together with all previous dividends and other distributions, shall have the effect of distributing to the Acquired Fund Shareholders all of the Acquired Fund's investment company taxable income for all taxable years ended prior to the Closing Date and for its current taxable year through the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code for all such taxable years (or portion thereof); and all of its net capital gain realized in all such taxable years (or portion thereof)(after reduction for any capital loss carryforward).

          8.7. The parties shall have received an opinion of Stroock & Stroock & Lavan LLP as to the Federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (or in separate letters addressed to such counsel) and the certificates delivered pursuant to paragraphs 6.3 and 7.2 of this Agreement. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for Federal income tax purposes:

               (a) The Acquired Fund's transfer of the Assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities, followed by the Acquired Fund's distribution of those shares to the Acquired Fund Shareholders constructively in exchange for their Acquired Fund shares, will constitute a "reorganization" within the meaning of Section 368(a)(1) ____(6)____ of the Code; (b) No gain or loss will be recognized by the Acquiring Fund upon its receipt of the Assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities; (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities or upon the subsequent distribution (whether actual or constructive) of the Acquiring Fund Shares to Acquired Fund Shareholders in constructive exchange for their shares of the Acquired Fund; (d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund Shares; (e) The aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such Shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization); and (f) The Acquiring Fund's tax basis for the Assets will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund's holding period for the Assets will include the period during which the Assets were held by the Acquired Fund.

--------
6        Insert D or F, as appropriate.

          9. TERMINATION OF AGREEMENT.

          9.1. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Trust or the Company, at any time prior to the Closing (notwithstanding any vote of the Acquired Fund Shareholders) if circumstances should develop that, in the opinion of the Board of the Trust or the Company, make proceeding with this Agreement inadvisable.

          9.2. If this Agreement is terminated and the Reorganization is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members, or officers of the Trust or the Company or the shareholders of either Fund, in respect of this Agreement.

          10. WAIVER.

          At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Trust or the Company if, in the judgment of such Board, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the Acquired Fund's shareholders or the Acquiring Fund's shareholders, as the case may be.

          11. MISCELLANEOUS.

          11.1. None of the representations and warranties included or provided for herein shall survive consummation of the Reorganization.

          11.2. This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

          11.3. This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Company, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, shall be governed and construed in accordance with the internal laws of the State of Maryland and The Commonwealth of Massachusetts, respectively, without giving effect to principles of conflict of laws; and provided further that, in the case of any conflict between any such laws and the Federal securities laws, the Federal securities laws shall govern.

          11.4. This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

          11.5. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

          11.6. (a) The names ____"7"____ and "Trustees of DG Investor Series" refer respectively to the Acquired Fund and the Trust's Trustees, as trustees but not individually or personally, acting from time to time under the Trust's Trust Agreement, a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of the Trust, on behalf of the Acquired Fund, entered into by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trust's Trustees, or shareholders or representatives of the Acquired Fund personally, but bind only the Acquired Fund's property, and all persons dealing with shares of the Acquired Fund must look solely to the Acquired Fund's property for the enforcement of any claims against the Acquired Fund.

--------

7 Insert DG Equity Fund, DG Government Income Fund, DG International Equity Fund, DG Limited Term Government Income Fund, DG Municipal Income Fund, DG Opportunity Fund, DG Prime Money Market Fund or DG Treasury Money Market Fund, as appropriate.

               (b) The obligations of the Company, on behalf of the Acquiring Fund, hereunder are binding only upon the assets and property of the Acquiring Fund, and all persons dealing with shares of the Acquiring Fund must look solely to the Acquiring Fund's assets and property for the enforcement of any claims against the Acquiring Fund.

          IN WITNESS WHEREOF, the Company, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on their behalf by their duly authorized representatives as of the date first above written.



                                  THE INFINITY MUTUAL FUNDS,
                                  INC., on behalf of its    *
                                  PORTFOLIO



                                  By: /s/ WILLIAM B. BLUNDIN
                                      William B. Blundin, President


ATTEST: /s/ JEFFREY C. CUSICK
        Jeffrey C. Cusick, Vice President
        and Assistant Secretary



                                  DG INVESTOR SERIES, on behalf
                                  of its    **    FUND



                                  By: /s/ EDWARD C. GONZALES
                                      Edward C. Gonzales, President


ATTEST: /s/ TIMOTHY S. JOHNSON
        Timothy S. Johnson, Assistant Secretary


--------

* Insert ISG LARGE CAP EQUITY, ISG GOVERNMENT INCOME, ISG INTERNATIONAL EQUITY, ISG LIMITED DURATION U.S. GOVERNMENT, ISG MUNICIPAL INCOME, ISG SMALL CAP OPPORTUNITY, ISG PRIME MONEY MARKET OR ISG U.S. TREASURY MONEY MARKET, as appropriate.

** Insert DG EQUITY, DG GOVERNMENT INCOME, DG INTERNATIONAL EQUITY, DG LIMITED TERM GOVERNMENT INCOME, DG MUNICIPAL INCOME, DG OPPORTUNITY, DG PRIME MONEY MARKET or DG TREASURY MONEY MARKET, as appropriate.

                                   APPENDIX D
                               DG INVESTOR SERIES
                              NEW ADVISORY CONTRACT

     This Contract is made this 1st day of May, 1998, between ParkSouth Corporation, a Mississippi corporation having its principal place of business in Jackson, Mississippi (the "Adviser"), and DG Investor Series, a Massachusetts business trust having its principal place of business in Pittsburgh, Pennsylvania (the "Trust").

     WHEREAS the Trust is an open-end management investment company as that term is defined in the Investment Company Act of 1940, as amended, and is registered as such with the Securities and Exchange Commission; and

     WHEREAS Adviser is engaged in the business of rendering investment advisory and management services.

     NOW, THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

     1. The Trust hereby appoints Adviser as Investment Adviser for each of the portfolios ("Funds") of the Trust which executes an exhibit to this Contract, and Adviser accepts the appointments. Subject to the direction of the Trustees, Adviser shall provide investment research and supervision of the investments of the Funds and conduct a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of each Fund's assets.

     2. Adviser, in its supervision of the investments of each of the Funds will be guided by each of the Fund's investment objective and policies and the provisions and restrictions contained in the Declaration of Trust and By-Laws of the Trust and as set forth in the Registration Statements and exhibits as may be on file with the Securities and Exchange Commission.

     3. Each Fund shall pay or cause to be paid all of its own expenses and its allocable share of Trust expenses, including, without limitation, the expenses of organizing the Trust and continuing its existence; fees and expenses of Trustees and officers of the Trust; fees for investment advisory services and administrative personnel and services; expenses incurred in the distribution of its shares ("Shares"), including expenses of administrative support services; fees and expenses of preparing and printing its Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and any amendments thereto; expenses of registering and qualifying the Trust, the Funds, and Shares of the Funds under federal and state laws and regulations; expenses of preparing, printing, and distributing prospectuses (and any amendments thereto) to shareholders; interest expense, taxes, fees, and commissions of every kind; expenses of issue (including cost of Share certificates), purchase, repurchase, and redemption of Shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing and mailing costs, auditing, accounting, and legal expenses; reports to shareholders and governmental officers and commissions; expenses of meetings of Trustees and shareholders and proxy solicitations therefor; insurance expenses; association membership dues and such nonrecurring items as may arise, including all losses and liabilities incurred in administering the Trust and the Funds. Each Fund will also pay its allocable share of such extraordinary expenses as may arise including expenses incurred in connection with litigation, proceedings, and claims and the legal obligations of the Trust to indemnify its officers and Trustees and agents with respect thereto.

     4. Each of the Funds shall pay to Adviser, for all services rendered to each Fund by Adviser hereunder, the fees set forth in the exhibits attached hereto.

     5. The net asset value of each Fund's Shares as used herein will be calculated to the nearest 1/10th of one cent.

     6. The Adviser may from time to time and for such periods as it deems appropriate reduce its compensation (and, if appropriate, assume expenses of one or more of the Funds) to the extent that any Fund's expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective.

     7. This Contract shall begin for each Fund as of the date of execution of the applicable exhibit and shall continue in effect with respect to each Fund presently set forth on an exhibit (and any subsequent Funds added pursuant to an exhibit during the initial term of this Contract) for two years from the date of this Contract set forth above and thereafter for successive periods of one year, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Contract or interested persons of any such party cast in person at a meeting called for that purpose; and (b) Adviser shall not have notified a Fund in writing at least sixty (60) days prior to the anniversary date of this Contract in any year thereafter that it does not desire such continuation with respect to that Fund. If a Fund is added after the first approval by the Trustees as described above, this Contract will be effective as to that Fund upon execution of the applicable exhibit and will continue in effect until the next annual approval of this Contract by the Trustees and thereafter for successive periods of one year, subject to approval as described above.

     8. Notwithstanding any provision in this Contract, it may be terminated at any time with respect to any Fund, without the payment of any penalty, by the Trustees of the Trust or by a vote of the shareholders of that Fund on sixty
(60) days' written notice to Adviser.

     9. This Contract may not be assigned by Adviser and shall automatically terminate in the event of any assignment. Adviser may employ or contract with such other person, persons, corporation, or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Contract.

     10. In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under this Contract on the part of Adviser, Adviser shall not be liable to the Trust or to any of the Funds or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

     11. This Contract may be amended at any time by agreement of the parties provided that the amendment shall be approved both by the vote of a majority of the Trustees of the Trust including a majority of the Trustees who are not parties to this Contract or interested persons of any such party to this Contract (other than as Trustees of the Trust) cast in person at a meeting called for that purpose, and, where required by Section 15(a)(2) of the Act, on behalf of a Fund by a majority of the outstanding voting securities of such Fund as defined in Section 2(a)(42) of the Act.

     12. The Adviser acknowledges that all sales literature for investment companies (such as the Trust) are subject to strict regulatory oversight. The Adviser agrees to submit any proposed sales literature for the Trust (or any Fund) or for itself or its affiliates which mentions the Trust (or any Fund) to the Trust's distributor for review and filing with the appropriate regulatory authorities prior to the public release of any such sales literature, provided, however, that nothing herein shall be construed so as to create any obligation or duty on the part of the Adviser to produce sales literature for the Trust (or any Fund). The Trust agrees to cause its distributor to promptly review all such sales literature to ensure compliance with relevant requirements, to promptly advise Adviser of any deficiencies contained in such sales literature, to promptly file complying sales literature with the relevant authorities, and to cause such sales literature to be distributed to prospective investors in the Trust.

     13. Adviser is hereby expressly put on notice of the limitation of liability as set forth in Article XI of the Declaration of Trust and agrees that the obligations pursuant to this Contract of a particular Fund and of the Trust with respect to that particular Fund be limited solely to the assets of that particular Fund, and Adviser shall not seek satisfaction of any such obligation from any other Fund, the shareholders of any Fund, the Trustees, officers, employees or agents of the Trust, or any of them.

     14. The Trust and the Funds are hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of the Adviser and agree that the obligations assumed by the Adviser pursuant to this Contract shall be limited in any case to the Adviser and its assets and, except to the extent expressly permitted by the Investment Company Act of 1940, as amended, the Trust and the Funds shall not seek satisfaction of any such obligation from the shareholders of the Adviser, the Trustees, officers, employees, or agents of the Adviser, or any of them.

     15. This Contract shall be construed in accordance with and governed by the laws of the Commonwealth of Pennsylvania.

     16. This Contract will become binding on the parties hereto upon their execution of the attached exhibits to this Contract.

                                    EXHIBIT A
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                          DG TREASURY MONEY MARKET FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 0.50 of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 0.50 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.


ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------



ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT B
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                     DG LIMITED TERM GOVERNMENT INCOME FUND


     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 0.60 of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 0.60 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.



ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT C
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                            DG GOVERNMENT INCOME FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 0.60 of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 0.60 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.


ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT D
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                                 DG EQUITY FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 0.75 of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 0.75 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.


ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT E
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                            DG MUNICIPAL INCOME FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 0.60 of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 0.60 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.


ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT F
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                               DG OPPORTUNITY FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 0.95 of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 0.95 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.

ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT G
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                           DG PRIME MONEY MARKET FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 0.50 of 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 0.50 of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.


ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT H
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES
                          DG INTERNATIONAL EQUITY FUND

     For all services rendered by Adviser hereunder, the above-named Fund of the DG Investor Series shall pay to Adviser and Adviser agrees to accept as full compensation for all services rendered hereunder, an annual investment advisory fee equal to 1% of the average daily net assets of the Fund.

     The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of 1% applied to the daily net assets of the Fund.

     The advisory fee so accrued shall be paid to Adviser daily.

     Witness the due execution hereof this May 1, 1998.

ATTEST:                                   PARKSOUTH CORPORATION


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------


ATTEST:                                   DG INVESTOR SERIES


By:--------------------------             By:--------------------------
    Title:-------------------                 Title:-------------------

                                    EXHIBIT J
                                     to the
                          Investment Advisory Contract

                               DG INVESTOR SERIES

     During the period from and including May 1, 1998 (the "Escrow Beginning Date") until the date of approval by shareholders of the relevant Funds of the Trust in conformity with the provisions of the Investment Company Act of 1940 (the "1940 Act"), including but not limited to Section 15(c) thereof (the "Escrow Termination Date"), any and all advisory fees (the "Advisory Fees") payable under this Investment Advisory Contract (the "Management Agreement") shall be paid in accordance with this Exhibit J. From and including the Escrow Beginning Date to, but not including, the Escrow Termination Date, any and all Advisory Fees shall be paid into an interest bearing escrow account (the "Escrow Account") maintained by an unaffiliated financial institution (the "Escrow Agent"). Pursuant to a letter agreement with the Escrow Agent, the Advisory Fees (including interest earned on such Advisory Fees) will be paid to ParkSouth Corporation (the "Adviser") only if shareholders of each Fund approve the Management Agreement. Further pursuant to the letter agreement, on the Escrow Termination Date the Advisory Fees will be released by the Escrow Agent from the Escrow Account to the Adviser, only upon receipt by the Escrow Agent of a certificate from officers of the Trust stating that the Management Agreement has received the requisite shareholder vote. In the event that the requisite shareholder vote is not obtained and the Escrow Termination Date does not therefore occur, the officers of the Trust shall execute and deliver to the Escrow Agent, no later than December 31, 1998, a certificate stating that the requisite shareholder vote has not been obtained and that the Advisory Fees (and interest) in the Escrow Account should be paid over to the respective Funds of the Trust to which such Advisory Fees (and interest) relate. The provisions of this Exhibit J shall terminate and be of no further force and effect, and may be removed from the Management Agreement, upon (i) the Escrow Termination Date, or
(ii) December 31, 1998.

                                   APPENDIX E

                               DG INVESTOR SERIES

                           NEW SUB-ADVISORY AGREEMENT

      THIS INVESTMENT SUB-ADVISORY AGREEMENT (the "Agreement") is made and entered into as of the 1st day of May, 1998 by and between ParkSouth Corporation (the "Adviser") and Womack Asset
Management (the "Sub-Adviser").

                             PRELIMINARY STATEMENTS

     A. DG Investor Series, a Massachusetts business trust (the "Trust"), is an open-end management company as defined in the Investment Company Act of 1940 and is registered as such with the Securities and Exchange Commission.

     B. The Adviser has been retained by the Trust under the Investment Advisory Contract dated as of May 1, 1998 (the "Contract") to act as investment adviser with respect to each of the Trust's investment portfolios, including the DG Opportunity Fund (the "Fund").

     C. The Adviser is authorized under the Contract to "contract with such other person, persons, corporation, or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Contract."

     D. The Adviser wishes to retain the Sub-Adviser to provide, and the Sub-Adviser wishes to render, portfolio management services for the Fund, all upon the terms and conditions set forth in this Agreement.

     NOW, THEREFORE, in consideration of the mutual promises and the covenants herein contained, the Adviser and the Sub-Adviser agree as follows:

     1. APPOINTMENT. The Adviser hereby appoints the Sub- Adviser to act as a discretionary sub-adviser to the Fund for all assets of the Fund other than cash and cash equivalents. The Sub-Adviser hereby accepts the appointment and agrees to use its best professional judgment to make and implement investment decisions for the Fund in accordance with the provisions of this Agreement.

     2. DUTIES OF THE SUB-ADVISER.

          (a) Subject to the direction and control of the Adviser and the Board of Trustees of the Trust, the Sub-Adviser shall be responsible for the management of the investment operations of the Fund and the determination of what portion of the Fund's assets will be held in cash and cash equivalents and what portion will be invested in equity securities and other assets. Any cash and cash equivalents in the Fund shall be managed by the Adviser. The Sub-Adviser is hereby authorized to select portfolio securities for investment, to determine whether to purchase and sell securities for the Fund, and upon making any purchase or sale decision for the Fund, to place orders for the execution of such portfolio transactions in accordance with Section 4 of this Agreement and any operational procedures that may be specified by the Adviser from time to time ("Operational Procedures"). The Sub-Adviser shall consult with the Adviser upon the Adviser's reasonable request with respect to any investment decision made by it for the Fund and assist the Adviser and the Trust's officers in connection with the operation of the Fund and perform any further acts that may be necessary to effectuate the purposes of this Agreement.

          (b) In providing portfolio management services to the Fund, the Sub-Adviser shall be subject to such investment restrictions as are set forth in the Investment Company Act of 1940 and rules thereunder; the Internal Revenue Code; applicable state securities laws; the supervision and control of the Board of Trustees; such specific instructions as the Board of Trustees may adopt and as may be communicated to the Sub-Adviser; the investment objectives, policies and restrictions of the Fund; and instructions from the Adviser.

     3. SUPERVISION AND COMPLIANCE. Notwithstanding any provision of this Agreement, the Adviser shall retain all rights to supervise, and, in its discretion, conduct investment advisory activities relating to the Fund. The activities of the Sub-Adviser shall be subject at all times to the direction and control of the Board of Trustees of the Trust and the Adviser, and shall comply with: (a) the Declaration of Trust and By-Laws of the Trust; (b) the Registration Statement of the Trust, as it may be amended from time to time, including the investment objectives and policies set forth therein; (c) the Investment Company Act of 1940 and the Investment Advisers Act of 1940 and the regulations thereunder; (d) the Internal Revenue Code and the regulations thereunder applicable to regulated investment companies; (e) any other applicable laws or regulations; and (f) such other limitations as the Adviser or the Board of Trustees of the Trust may adopt. The Sub-Adviser shall comply with all requests by the officers and agents of the Trust to review, examine or audit any records concerning the Sub-Adviser's investment advisory activities in connection with the Fund. The Sub-Adviser shall provide all information, records or other materials as the Adviser may reasonably request in order to oversee compliance by the Sub-Adviser with the provisions of this Agreement and with applicable law and shall take such actions or refrain from taking such actions as the Adviser in its best judgment may reasonably request as necessary to promote or ensure such compliance.

     4. PURCHASE AND SALE OF SECURITIES. The Sub-Adviser shall place orders for the purchase or sale of securities on behalf of the Fund with any broker and/or dealer who deals in such securities, all in the manner as set forth herein and in accordance with the Operational Procedures.

          (a) In placing orders with brokers and/or dealers, the Sub-Adviser shall use its best efforts to obtain the best net price and the most favorable execution of its orders, after taking into account all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker and/or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Consistent with this obligation, the Sub-Adviser may, to the extent permitted by law, purchase and sell portfolio securities using brokers who provide brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934) to or for the benefit of the Fund and/or other accounts over which the Sub-Adviser or the Adviser exercises investment discretion. The Sub-Adviser is authorized to pay a broker who provides such brokerage and research services a commission for effecting a securities transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of brokerage and research services provided by such broker. This determination may be viewed in terms of either that particular transaction or of the overall responsibilities of the Sub-Adviser with respect to the accounts as to which it exercises investment discretion.

          (b) Notwithstanding the foregoing, the Board of Trustees and the Adviser periodically may review the commissions paid by the Fund and determine whether those commissions were reasonable in relation to the brokerage and research services received.

     5. EXPENSES. The Sub-Adviser shall furnish, at its own expense, all office space, office facilities, equipment and personnel necessary or appropriate to the performance of its duties under this Agreement. The Sub-Adviser also shall pay the salaries of all personnel performing services related to the Sub-Adviser's duties under this Agreement.

     6. COMPENSATION OF THE SUB-ADVISER. In consideration of the services to be rendered by the Sub-Adviser under this Agreement, the Adviser shall pay the Sub-Adviser a fee as set forth in EXHIBIT A to this Agreement.

     7. SERVICES TO OTHERS. The services of the Sub-Adviser to the Adviser and the Trust are not to be deemed exclusive, and, except as may be provided in any other agreement between the Sub-Adviser and the Adviser, the Sub-Adviser may render services to others and to engage in other activities, so long as such services and activities do not adversely affect the Sub-Adviser's ability to perform its obligations under this Agreement; provided, however, that during the term of this Agreement, the Sub-Adviser shall not render any portfolio management services to any other open-end management company except with the prior written consent of the Adviser.

     8. REPRESENTATIONS, WARRANTIES, AND AGREEMENTS OF THE SUB-ADVISER.

          (a) As of the Effective Date of this Agreement (as defined below in Section 10(a) of this Agreement), the Sub-Adviser will be registered as an "investment adviser" under the Investment Advisers Act of 1940.

          (b) The Sub-Adviser will comply with the provisions of the Adviser's written code of ethics and any policies and procedures thereunder (including any sanctions imposed by the Adviser), and with the Adviser's policies and procedures designed to detect and prevent the misuse of material, nonpublic information that are applicable to its sub-advisory services rendered under this Agreement. In addition, the Sub-Adviser will adopt or has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the Investment Company Act of 1940, will provide the Adviser with a copy of that code of ethics and evidence of its adoption, and will make such reports to the Trust as required by Rule 17j-1. The Sub-Adviser will also adopt or has adopted policies and procedures sufficient to enable the Sub-Adviser to detect and prevent the misuse of material, nonpublic information by the Sub-Adviser or any person associated with the Sub-Adviser, in compliance with the federal and state securities laws.

          (c) The Sub-Adviser will prepare, maintain, keep current and preserve on behalf of the Trust and the Adviser all records concerning the Sub-Adviser's activities in connection with the Fund that the Fund is required by law to maintain, including, but not limited to, records required under paragraphs
(b)(5), (b)(6), (b)(9), (b)(10), and (f) of Rule 31a-1 under the Investment Company Act (a summary of these provisions as currently in effect is attached hereto as EXHIBIT B). Any records required to be maintained and preserved pursuant to the provisions of Rule 31a-1 and Rule 31a-2 under the Investment Company Act of 1940 that are prepared by the Sub-Adviser on behalf of the Fund are the property of the Fund and will be surrendered promptly on request to the Fund or any person acting on behalf of the Trust during the term of this Agreement and at any time after the termination of this Agreement. The Sub-Adviser will comply with all reasonable requests for information by the Adviser or the Trust's officers or Board of Trustees, including information required for the Fund's filings with the Securities and Exchange Commission and state securities commissions.

          (d) The Sub-Adviser will promptly after filing with the Securities and Exchange Commission any amendment to its Form ADV furnish a copy of such amendment to the Trust and the Adviser.

          (e) The Sub-Adviser will immediately notify the Adviser of the occurrence of any event which would disqualify the Sub-Adviser from serving as an investment adviser of an investment company under Section 9(a) of the Investment Company Act or otherwise.

     9. LIMITATIONS ON LIABILITY; INDEMNIFICATION.

          (a) The Sub-Adviser hereby is notified expressly of the limitation of liability as set forth in Article XI of the Declaration of Trust and agrees that the obligations under this Agreement of the Fund and of the Trust with respect to the Fund are limited solely to the assets of the Fund, and the Sub-Adviser shall not seek satisfaction of any such obligation from any other investment portfolio of the Trust; any shareholders of any investment portfolio; any Trustee; or officers, employees or agents of the Trust.

          (b) The Sub-Adviser shall give the Adviser and the Trust the benefit of its best judgment and efforts in rendering services under this Agreement. The Sub-Adviser agrees to indemnify and hold harmless the Adviser, its shareholders, officers, directors, employees, agents and affiliates (referred to collectively herein as the Adviser) from and against any and all claims, demands, judgments, losses, costs, expenses (including, without limitation, court costs and attorneys' fees), liabilities, or damages, which at any time or from time to time may be paid, incurred or suffered by or asserted against the Adviser, arising out of, based upon or resulting from any act or omission of the Sub-Adviser in performing its obligations under this Agreement; provided, however, that the Sub-Adviser shall not be obligated to indemnify the Adviser to the extent that such matters arise from or are caused by the Adviser's willful malfeasance or bad faith.

     10.  EFFECTIVE DATE; TERMINATION; AND ASSIGNMENT.

          (a) This Agreement shall become effective as of the Effective Date as defined below and shall continue in effect for two years from the Effective Date and thereafter for successive periods of one year, subject to the provisions for termination and all of the other terms and conditions in this Agreement if: (i) such continuation is specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust), cast in person at a meeting called for that purpose, and, where required under the Investment Company Act of 1940, by vote of a majority of the outstanding voting securities of the Fund; and (ii) neither party has notified the other in writing at least sixty (60) days prior to the anniversary date of the Effective Date in any year thereafter that it does not desire such continuation. The Effective Date is the date on which this Agreement is approved by the vote of a majority of the outstanding voting securities of the Fund.

          (b) This Agreement may be terminated at any time without the payment of any penalty (i) by action of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund upon sixty (60) days' written notice to the Sub-Adviser and (ii) in the event of termination of the Contract for any reason whatsoever. This Agreement also may be terminated at any time by the Adviser (i) on account of the Sub-Adviser's repeated failure to comply with the Adviser's requests or instructions issued hereunder, or (ii) in the event of a breach of fiduciary duty by the Sub-Adviser.

          (c) Termination of this Agreement will not affect (i) the validity of any action previously taken by the Adviser or the Sub-Adviser under this Agreement or (ii) liabilities or obligations of the parties from transactions initiated before termination of this Agreement. Anything herein to the contrary notwithstanding, termination of this Agreement shall not affect the indemnification provisions set forth above in Section 9 of this Agreement, which shall remain operative and in full force and effect notwithstanding such termination.

          (d) The Agreement shall terminate automatically in the event of its assignment (as defined in the Investment Company Act of 1940 and any rules thereunder, as they may be interpreted by the staff of the Securities and Exchange Commission).

          (e) So long as both the Adviser and the Sub-Adviser shall be legally qualified to act as an investment adviser to the Fund, neither the Adviser nor the Sub-Adviser shall act as an investment adviser (as such term is defined in the Investment Company Act of 1940) to the Fund except as provided herein and in the Contract or in such other manner as may be expressly agreed between the Adviser and the Sub-Adviser; provided, however, that if the Adviser or the Sub-Adviser shall resign or for any reason be unable or unwilling to serve prior to the end of the term of this Agreement, the remaining party, the Sub-Adviser or the Adviser as the case may be, shall not be prohibited from serving as an investment adviser to the Fund by reason of the provisions of this Subsection 10(e).

     11. GOVERNING LAW. This Agreement shall be construed in accordance with the laws of the Commonwealth of Pennsylvania without giving effect to the choice of law provisions thereof, to the extent that such laws are consistent with provisions of the Investment Company Act of 1940 and the regulations thereunder.

     12. AMENDMENT. This Agreement may be amended from time to time by agreement of the parties; provided, however, such amendment shall be approved by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust), cast in person at a meeting called for that purpose, and, where required under the Investment Company Act of 1940, by vote of a majority of the outstanding voting securities of the Fund.

     13. WAIVER. The failure of either party to insist, in one or more instances, upon strict performance of the obligations of this Agreement, or to exercise any rights contained herein, shall not be construed as a waiver, or relinquishment for the future of such obligation or right, which shall remain and continue in full force and effect.

     14. MISCELLANEOUS. The captions in this Agreement are included for the convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. Should any part of this Agreement be held or made invalid by a court decision, statute, regulation, or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

     IN WITNESS WHEREOF, the Adviser and the Sub-Adviser have caused this Agreement to be executed and delivered in their names and on their behalf by the undersigned, duly authorized officers, all as of the day and year first above written.

                                 PARKSOUTH CORPORATION


                                 By:------------------------------------------
                                    Name: Raymond F. Thompson, Jr.
                                    Title: President and Chief
                                           Executive Officer


                                 WOMACK ASSET MANAGEMENT, INC.


                                 By:------------------------------------------
                                    Name:  William A. Womack
                                    Title: President

                                    EXHIBIT A

                               DG INVESTOR SERIES

                               DG OPPORTUNITY FUND

                             Sub-Advisory Agreement

                                SUB-ADVISORY FEES


     For all services rendered by the Sub-Adviser hereunder, the Adviser shall pay, on a monthly basis, a Sub-Advisory Fee, based on the average daily net assets of the Fund under management by the Sub-Adviser during the preceding month, as described below. The Sub-Advisory fee shall be the sum of: 0.32% of average daily net assets up to $50 million; 0.075% of average daily net assets in excess of $50 million and up to $70 million; and 0.25% of average daily net assets in excess of $70 million. The Sub-Advisory Fee will be accrued daily, and for any period in which the Sub-Advisor provides portfolio management services under this Agreement for less than one full month, the Sub-Advisory Fee will be prorated by the number of the days of the month during which such services were rendered.

     Notwithstanding anything herein to the contrary, if the Sub-Advisory Fee received by the Sub-Adviser during the first year of this Agreement, when added to any other compensation paid by the Adviser to the Sub-Adviser for any purposes during the same one-year period, does not equal or exceed $190,000 (One Hundred Ninety Thousand Dollars) (the "Threshold Amount"), the Adviser shall pay, at its own expense and cost, any resulting shortfall at the end of that one-year period. If this Agreement is terminated before the end of that one-year period, there shall be subtracted from the Threshold Amount a percentage of the Threshold Amount equal to (x) a fraction equal to the number of the days of the one-year period remaining at the date of termination, divided by 365, multiplied by (y) a fraction equal to the total net assets of clients of the Adviser managed by the Sub-Adviser at the time of such termination ("Aggregate Net Assets"), divided by the Aggregate Net Assets minus the amount, if any, of net assets of other clients remaining under management by the Sub-Adviser following such termination.

                                    EXHIBIT B

                               DG INVESTOR SERIES

                               DG OPPORTUNITY FUND

                             Sub-Advisory Agreement

                   RECORDS TO BE MAINTAINED BY THE SUB-ADVISER

     1. (RULE 31A-1(B)(5) AND (6) OF THE INVESTMENT COMPANY ACT OF 1940). A record of each brokerage order, and all other portfolio purchase and sales orders by the Sub-Adviser or on behalf of the Fund for, or in connection with, the purchase or sale of securities, whether executed or unexecuted. Such records shall include:

     A. The name of the broker,

     B. The terms and conditions of the order, and of any modification or cancellation thereof,

     C. The time of entry or cancellation,

     D. The price at which executed,

     E. The time of receipt of report of execution, and

     F. The name of the person who placed the order on behalf of the Fund.

     2. (RULE 31A-1(B)(9) OF THE INVESTMENT COMPANY ACT OF 1940). A record for each fiscal quarter, completed within ten (10) days after the end of the quarter, showing specifically the basis or bases upon which the allocation of orders for the purchase and sale of portfolio securities to brokers or dealers was made, and the division of brokerage commissions or other compensation on such purchase and sale orders. The record:

     A. Shall include the consideration given to:

        (i) the sale of shares of a feeder fund of the Portfolio

        (ii) the supplying of services or benefits by brokers or dealers to:

             (a) The Fund,

             (b) The Adviser,

             (c) Yourself (the Sub-Adviser), and

             (d) Any person other than the foregoing.

           (iii) Any other considerations other than the technical qualifications of the brokers and dealers as such.

        B. Shall show the nature of the services or benefits made available.

        C. Shall describe in detail the application of any general or specific formula or other determinant used in arriving at such allocation of purchase and sale orders and such division of brokerage commissions or other compensation.

        D. Shall include the name of the person responsible for making the determination of such allocation and such division of brokerage commissions or other compensation.

     3. (RULE 31A-1(B)(10) OF THE INVESTMENT COMPANY ACT OF 1940). A record in the form of an appropriate memorandum identifying the person or persons, committees, or groups authorizing the purchase or sale of portfolio securities. Where an authorization is made by a committee or group, a record shall be kept of the names of its members who participate in the authorization. There shall be retained as part of this record any memorandum, recommendation, or instruction supporting or authorizing the purchase or sale of portfolio securities and such other information as is appropriate to support the authorization.*

--------
* Such information might include: the current Form 10-K, annual and quarterly reports, press releases, reports by analysts and from brokerage firms (including their recommendations, i.e., buy, sell, hold), and any internal reports of portfolio manager reviews.

     4. (RULE 31A-1(F) OF THE INVESTMENT COMPANY ACT OF 1940). Such accounts, books and other documents as are required to be maintained by registered investment advisers by rule adopted under Section 204 of the Investment Advisers Act of 1940, to the extent such records are necessary or appropriate to record the Sub-Adviser's transactions made with respect to the Fund Account.

                                    EXHIBIT C
                                     to the
                             Sub-Advisory Agreement

                               DG INVESTOR SERIES
                        DG OPPORTUNITY FUND (THE "FUND")

     During the period from and including May 1, 1998 (the "Escrow Beginning Date") until the date of approval by shareholders of the Fund in conformity with the provisions of the Investment Company Act of 1940 (the "1940 Act"), including but not limited to Section 15(c) thereof (the "Escrow Termination Date"), any and all advisory fees (the "Advisory Fees") payable under this Sub-Advisory Agreement (the "Sub-Advisory Agreement") shall be paid in accordance with this Exhibit C. From and including the Escrow Beginning Date to, but not including, the Escrow Termination Date, any and all Advisory Fees shall be paid into an interest bearing escrow account (the "Escrow Account") maintained by an unaffiliated financial institution (the "Escrow Agent"). Pursuant to a letter agreement with the Escrow Agent, the Advisory Fees (including interest earned on such Advisory Fees) will be paid to Womack Asset Management (the "Sub-Adviser") only if shareholders of the Fund approve the Sub-Advisory Agreement. Further pursuant to the letter agreement, on the Escrow Termination Date the Advisory Fees will be released by the Escrow Agent from the Escrow Account to the Sub-Adviser, only upon receipt by the Escrow Agent of a certificate from officers of the Trust stating that the Sub-Advisory Agreement has received the requisite shareholder vote. In the event that the requisite shareholder vote is not obtained and the Escrow Termination Date does not therefore occur, the officers of the Trust shall execute and deliver to the Escrow Agent, no later than December 31, 1998, a certificate stating that the requisite shareholder vote has not been obtained and that the Advisory Fees (and interest) in the Escrow Account should be paid over to the Fund. The provisions of this Exhibit C shall terminate and be of no further force and effect, and may be removed from the Sub-Advisory Agreement, upon (i) the Escrow Termination Date, or (ii) December 31, 1998.

                                   APPENDIX F

                               DG INVESTOR SERIES

                           NEW SUB-ADVISORY AGREEMENT


     THIS AGREEMENT is made between ParkSouth Corporation, a Mississippi corporation (hereinafter referred to as "Adviser") and Lazard Asset Management, a division of Lazard Freres & Co. L.L.C., a New York limited liability company (hereinafter referred to as the "Sub-Adviser").

                                   WITNESSETH:

     That the parties hereto, intending to be legally bound hereby agree as follows:

     1. The Adviser in its capacity as investment adviser to the DG International Equity Fund (the "Fund"), a portfolio of DG Investor Series ("Trust"), appoints the Sub-Adviser as a discretionary investment sub-adviser to the Fund pursuant to the terms set forth in this Agreement.

     2. (a) The Sub-Adviser will deal in good faith and with due diligence and will use professional skill, care and judgment in the performance of its duties under this Agreement. In so doing, the Sub-Adviser shall formulate and implement a continuing program for the management of the assets of the Fund. The Sub-Adviser shall amend and update such program from time to time as financial and other economic conditions warrant. The Sub-Adviser shall make all determinations with respect to the investment of the assets of the Fund and shall take such steps as may be necessary to implement the same, including the placement of purchase and sale orders on behalf of the Fund. The Adviser shall be responsible for the administration of the investment activities of the Fund, including compliance with the requirements of the Investment Company Act of 1940, except for the investment management activities specifically delegated to the Sub-Adviser to this Agreement.

         (b) The Sub-Adviser will adopt or has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the Investment Company Act of 1940, will provide the Adviser with a copy of the code of ethics and evidence of its adoption, and will make such reports to the Trust as required by Rule 17j-1. The Sub-Adviser will also adopt or has adopted policies and procedures sufficient to enable the Sub-Adviser to detect and prevent the misuse of material, nonpublic information by the Sub-Adviser or any person associated with the Sub-Adviser, in compliance with federal and state securities laws.

         (c) The Sub-Adviser will prepare, maintain, keep current and preserve on behalf of the Trust and the Adviser all records concerning the Sub-Adviser's activities in connection with the Fund that the Fund is required by law to maintain, including, but not limited to, records required under paragraphs
(b)(5), (b)(6), (b)(9), (b)(10), and (f) of rule 31a-1 under the Investment Company Act. Any records required to be maintained and preserved pursuant to the provisions of Rule 31a-1 and Rule 31a-2 under the Investment Company Act of 1940 that are prepared by the Sub-Adviser on behalf of the Fund are the property of the Fund and will be surrendered promptly on request to the Fund or any person acting on behalf of the Trust during the term of this Agreement and at any time after the termination of this Agreement; provided, however, that the Sub-Adviser has the right to make and retain copies. The Sub-Adviser will comply with all reasonable requests for information by the Adviser or the Trust's officers or Board of Trustees, including information required for the Fund's filings with the Securities and Exchange Commission and state securities commissions.

         (d) The Sub-Adviser will promptly after filing with the Securities and Exchange Commission an amendment to its Form ADV furnish a copy of such amendment to the Trust and the Adviser.

         (e) The Sub-Adviser will immediately notify the Adviser of the occurrence of any event which would disqualify the Sub-Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the Investment Company Act of 1940 or otherwise.

     3. (a) The Sub-Adviser's power to direct the investment and reinvestment of the assets of the Fund shall be exercised in accordance with applicable law, the Fund's governing documents and the investment objectives, policies and restrictions set forth in the then-current Prospectus and Statement of Additional Information (collectively the "Prospectus") relating to the Fund contained in the Trust's Registration Statement under the Investment Company Act of 1940 and the Securities Act of 1933, as amended. The Adviser may also place additional limitations on the Sub-Adviser's investment decisions by written notice to the Sub-Adviser. The Adviser agrees to provide promptly, or cause to be provided promptly, to the Sub-Adviser a copy of the documents mentioned above and all changes made to such documents.

         (b) While the Sub-Adviser will have day-to-day responsibility for the discretionary investment decisions to be made on behalf of the Fund, the Sub-Adviser will be subject to oversight by the Adviser. Such oversight, however, shall not require prior approval of discretionary investment decisions made by the Sub-Adviser by the Adviser pursuant to the preceding sentence.

         (c) The Trust retains the right, on reasonable prior written notice to the Adviser and the Sub-Adviser, to amend the Fund's investment objectives, policies and restrictions placed on the Sub-Adviser's investment decisions. Similarly, the Adviser retains the right, on reasonable prior written notice to the Sub-Adviser, to amend any additional limitations, if any, that have been placed on the Sub-Adviser's investment decisions with respect to the Fund. Upon receipt of such prior notice from either the Trust or the Adviser, the Sub-Adviser will promptly notify both the Fund and the Adviser if adoption of such amendment would interfere with the completion of any transaction commenced on behalf of the Fund prior to the Sub-Adviser's receipt of the notice. In the event that the Trust or the Adviser proceeds to amend the Fund's investment objectives, policies and restrictions or any additional limitations after being notified by the Sub-Adviser of the pending transaction commenced on behalf of the Fund, or in the event that the Trust or the Adviser amends the Fund's investment objectives, policies and restrictions or any additional limitations without providing reasonable prior notice to the Sub-Adviser, the Sub-Adviser may complete such transaction unless doing so would violate any applicable law, rule or regulation. In such an event, the Sub-Adviser will not be responsible for any loss that may result from the completion of the transaction.

         (d) Except as may be qualified elsewhere in this Agreement, the Sub-Adviser is hereby authorized, for and on behalf of the Fund, in its discretion, to:

            (i) exercise any conversion and/or subscription rights available in connection with any securities or other investments held in the Fund;

            (ii) maintain all or part of the Fund's assets uninvested in short-term income-producing instruments for such periods of time as shall be deemed responsible and prudent by the Sub-Adviser;

            (iii) instruct the Custodian, to deliver for cash received, securities or other cash and/or securities instruments sold, exchanged, redeemed or otherwise disposed of from the Fund, and to pay cash for securities or other cash and/or securities instruments delivered to the Custodian and/or credited to the Fund upon acquisition of the same for the Fund;

            (iv) determine how to vote all proxies received with respect to securities held in the Fund and direct the Custodian as to the voting of such proxies; and

            (v) generally, perform any other act necessary to enable the Sub-Adviser to carry out its obligations under the Agreement.

     4. (a) The Sub-Adviser shall select the brokers and dealers through whom transactions on behalf of the Fund will be executed and the markets on or in which such transactions will be executed. The Sub-Adviser shall place, in the name of the Fund or its nominee (or appropriate foreign equivalent), all such orders for the purchase or sale or of securities due to or from the Fund with any broker and/or dealer who deals in such securities, all in the manner as set forth below and in accordance with such operational procedures as may be agreed to from time to time by the Adviser and the Sub-Adviser.

         (b) In placing orders with brokers and/or dealers, the Sub-Adviser shall use its best efforts to obtain the best net price and the most favorable execution of its orders, after taking into account all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker and/or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Consistent with this obligation, the Sub-Adviser may, to the extent permitted by law, purchase and sell portfolio securities using brokers who provide brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934) to or for the benefit of the Fund and/or other accounts over which the Sub-Adviser or the Adviser exercises investment discretion. The Sub-Adviser is authorized to pay a broker that provides such brokerage and research services a commission for effecting a securities transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of brokerage and research services provided by such broker. This determination may be viewed in terms of either that particular transactions or of the overall responsibilities of the Sub-Adviser with respect to the accounts as to which it exercises investment discretion.

         (c) Notwithstanding the foregoing, the Board of Trustees and the Adviser periodically shall review the commissions paid by the Fund and determine whether those commissions were reasonable in relation to the brokerage and research services received. In addition, the Board of Trustees of the Trust, in its discretion, may instruct the Sub-Adviser to effect all or a portion of its securities transactions with one or more brokers and/or dealers selected by the Board of Trustees, if it determines that the use of such brokers and/or dealers is in the best interest of the Fund.

     5. It is understood that certain other clients (including other funds, portfolios and accounts) of the Sub-Adviser may have investment objectives and policies similar to those of the Fund and that the Sub-Adviser may, from time to time, make recommendations that result in the purchase (or sale) of a particular security by its other clients and the Fund during the same period of time. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. In such event, the Sub-Adviser shall allocate the securities or investments to be purchased or sold, as well as the expense incurred in the transactions (including price) in a manner the Sub-Adviser considers equitable and consistent with its obligations to the Fund and the Sub-Adviser's other clients.

     6. The Sub-Adviser agrees that it will only enter into transactions that are covered by Section 10(f) or Section 17(e) of the Investment Company Act of 1940 if it has (i) complied with Rule 10f-3 or Rule 17e-1 thereunder, respectively, or the terms of an appropriate exemptive order issued to the Fund by the SEC, and (ii) has complied with the procedures adopted thereunder by the Board of Trustees of the Trust which may, pursuant to authority granted by the Trust, be supplemented by interpretive guidelines of the Adviser. Aside from parties that are known or should be known by the Sub-Adviser, the Adviser shall promptly notify the Sub-Adviser of any additional parties with whom engaging in a transaction for the Fund would result in a violation of the Investment Company Act of 1940.

     7. For its services under this Agreement, Sub-Adviser shall receive from Adviser an annual fee (the "Sub-Advisory Fee"), as set forth in the exhibit hereto.

     8. This Agreement shall begin for the Fund on the date that the parties execute the exhibit to this Agreement relating to such Fund and shall continue in effect for the Fund for two years from the date of its execution and from year to year thereafter, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust) cast in person at a meeting called for that purpose; and
(b) the Adviser shall not have notified the Trust in writing at least sixty (60) days prior to the anniversary date of this Agreement in any year thereafter that it does not desire such continuation with respect to the Fund.

     9. Notwithstanding any provision in this Agreement, it may be terminated at any time without the payment of any penalty: (a) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities (as defined in Section 2(a)(42) of the Act) of the Fund on sixty (60) days' written notice to the Adviser; (b) by the Sub-Adviser or the Adviser upon 60 days' written notice to the other party to the Agreement. Termination of this Agreement will not affect (i) the validity of any action previously taken by the Adviser or the Sub-Adviser under this Agreement or (ii) liabilities or obligations of the parties from transactions initiated before termination of this Agreement.

     10. This Agreement shall automatically terminate:

         (a) in the event of its assignment (as defined in the Investment Company Act of 1940); or

         (b) in the event of termination of the Investment Advisory Contract for any reason whatsoever.

     11. So long as both the Adviser and the Sub-Adviser shall be legally qualified to act as an investment adviser to the Fund, neither the Adviser nor the Sub-Adviser shall act as an investment adviser (as such term is defined in the Investment Company Act of 1940) to the Fund except as provided herein and in the Investment Advisory Contract or in such other manner as may be expressly agreed between the Adviser and the Sub-Adviser.

     Provided, however, that if the Adviser or Sub-Adviser shall resign prior to the end of any term of this Agreement or for any reason be unable or unwilling to serve for a successive term which has been approved by the Trustees of the Trust pursuant to the provisions of Paragraph 8 of this Agreement or Paragraph 6 of the Investment Advisory Contract, the remaining party, the Sub-Adviser or the Adviser, as the case may be, shall not be prohibited from serving as an investment adviser to such Fund by reason of the provisions of this Paragraph 11.

     12. This Agreement may be amended from time to time by agreement of the parties hereto provided that such amendment shall be approved both by the vote of a majority of Trustees of the Trust, including a majority of Trustees who are not parties to this Agreement or interested persons, as defined in Section 2(a)(19) of the Investment Company Act of 1940, of any such party at a meeting called for that purpose, and, where required by Section 15(a)(2) of the Investment Company Act of 1940, by the holders of a majority of the outstanding voting securities (as defined in Section 2(a)(42) of the Investment Company Act of 1940) of the Fund.

     13. This Agreement shall be construed in accordance with the laws of the Commonwealth of Pennsylvania without giving effect to the choice of law provisions thereof, to the extent that such laws are consistent with provisions of the Investment Company Act of 1940 and the regulations thereunder. The failure of either party to insist, in one or more instances, upon strict performance of the obligations of this Agreement, or to exercise any rights contained herein, shall not be construed as a waiver, or relinquishment for the future of such obligation of right, which shall remain and continue in full force and effect. Should any part of this Agreement be held or made invalid by a court decision, statute, regulation, or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

                                    EXHIBIT A

                               DG INVESTOR SERIES
                          DG INTERNATIONAL EQUITY FUND

                             Sub-Advisory Agreement

     For all services rendered by Sub-Adviser hereunder, Adviser shall pay Sub-Adviser a Sub-Advisory Fee equal to 0.50% (one-half of one percent) of the average daily net assets of the above-mentioned portfolio. The Sub-Advisory Fee shall be accrued daily, and paid monthly as set forth in the Investment Advisory Contract dated May 1, 1998.

     This Exhibit duly incorporates by reference the Sub-Advisory Agreement.

     IN WITNESS WHEREOF, the parties hereto have caused this Exhibit to be executed on their behalf by their duly authorized officers, and their corporate seals to be affixed hereto this 1st day of May, 1998.


ATTEST:                                 PARKSOUTH CORPORATION


By:---------------------------          By:----------------------------------
    Title:--------------------              Title:---------------------------



ATTEST:                                 LAZARD ASSET MANAGEMENT, A
                                        DIVISION OF LAZARD FRERES & CO.,
                                        L.L.C.


By:---------------------------          By:----------------------------------
    Title:--------------------              Title:---------------------------

                                    EXHIBIT B
                                     to the
                             Sub-Advisory Agreement

                               DG INVESTOR SERIES
                    DG INTERNATIONAL EQUITY FUND (THE "FUND")


     During the period from and including May 1, 1998 (the "Escrow Beginning Date") until the date of approval by shareholders of the Fund in conformity with the provisions of the Investment Company Act of 1940 (the "1940 Act"), including but not limited to Section 15(c) thereof (the "Escrow Termination Date"), any and all advisory fees (the "Advisory Fees") payable under this Sub-Advisory Agreement (the "Sub-Advisory Agreement") shall be paid in accordance with this Exhibit B. From and including the Escrow Beginning Date to, but not including, the Escrow Termination Date, any and all Advisory Fees shall be paid into an interest bearing escrow account (the "Escrow Account") maintained by an unaffiliated financial institution (the "Escrow Agent"). Pursuant to a letter agreement with the Escrow Agent, the Advisory Fees (including interest earned on such Advisory Fees) will be paid to Lazard Asset Management, a division of Lazard Fr_res & Co., L.L.C. (the "Sub-Adviser") only if shareholders of the Fund approve the Sub-Advisory Agreement. Further pursuant to the letter agreement, on the Escrow Termination Date the Advisory Fees will be released by the Escrow Agent from the Escrow Account to the Sub-Adviser, only upon receipt by the Escrow Agent of a certificate from officers of the Trust stating that the Sub-Advisory Agreement has received the requisite shareholder vote. In the event that the requisite shareholder vote is not obtained and the Escrow Termination Date does not therefore occur, the officers of the Trust shall execute and deliver to the Escrow Agent, no later than December 31, 1998, a certificate stating that the requisite shareholder vote has not been obtained and that the Advisory Fees (and interest) in the Escrow Account should be paid over to the Fund. The provisions of this Exhibit B shall terminate and be of no further force and effect, and may be removed from the Sub-Advisory Agreement, upon (i) the Escrow Termination Date, or (ii) December 31, 1998.

                                   APPENDIX G

The principal executive officer and directors of First American are listed in the table below. The business address of each such individual is First American Center, 315 Deaderick Street, Nashville, Tennessee 37237. Certain executive officers and directors of First American also hold or have held various positions with bank and non-bank affiliates of First American, including First American Corporation.

                           Position with       Other Substantial Business,
                           First American      Profession, Vocation
           NAME            NATIONAL BANK       or Employment

Dennis C. Bottorff         Chairman and        Chairman and Chief Executive
                           Chief               Officer of First American
                           Executive           Corporation
                           Officer

Earnest W. Deavenport,     Director            Chairman and Chief Executive
Jr.                                            Officer of Eastman Chemical
                                               Company

Reginald D. Dickson        Director            President Emeritus of
                                               INROADS, Inc.

James A. Haslam, II        Director            Chairman of the Board of
                                               Pilot Corporation

Warren A. Hood, Jr.        Director            Chairman of Hood Industries,
                                               Inc.

Martha R. Ingram           Director            Chairman of the Board of
                                               Ingram Industries, Inc.

Walter G. Knestrick        Director            Chairman of the Board of
                                               Walter Knestrick Contractor,
                                               Inc.

Gene C. Koonce             Director            Vice Chairman of United
                                               Cities Gas Company

James R. Martin            Director            Chairman and Chief Executive
                                               Officer of Plasti-Line, Inc.

Robert A. McCabe, Jr.      Director            Vice Chairman of First
                                               American Corporation and
                                               President of First American
                                               Enterprises

Howard L. McMillan,        Director            Chairman of Deposit Guaranty
Jr.                                            System

John N. Palmer             Director            Chairman and Chief Executive
                                               Officer of SkyTel
                                               Communications, Inc.

Dale W. Polley             Director            President and Principal
                                               Financial Officer of First
                                               American Corporation

E.B. Robinson, Jr.         Director            Vice Chairman and Chief
                                               Operating Officer of First
                                               American Corporation and
                                               President of First American
                                               National Bank

Roscoe R. Robinson         Director            Former Vice Chancellor for
                                               Health Affairs of Vanderbilt
                                               University Medical Center

James F. Smith             Director            Former Chairman of the Board
                                               of First American
                                               Corporation

Cal Turner, Jr.            Director            Chairman and Chief Executive
                                               Officer of Dollar General
                                               Corporation

Celia A. Wallace           Director            Chairman and Chief Executive
                                               Officer of Southern Medical
                                               Health Systems, Inc.

Ted H. Welch               Director            Real Estate Developer,
                                               President and Chief
                                               Executive Officer of Eagle
                                               Communications

J. Kelley Williams,        Director            Chairman and Chief Executive
Sr.                                            Officer of ChemFirst, Inc.

David K. Wilson            Director            Chairman of the Board of
                                               Cherokee Equity Corporation

Toby S. Wilt               Director            President of TSW Investment
                                               Company

William S. Wire, II        Director            Former Chairman of the Board
                                               of Genesco, Inc.